                                                      Registration No. 333-31725

================================================================================
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                         POST-EFFECTIVE AMENDMENT NO. 8
                                   TO FORM S-6


              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                          ----------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                              (EXACT NAME OF TRUST)


                          ----------------------------

                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)

                                 DENNIS W. CLICK
                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                          ----------------------------


This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus.

It is proposed that this filing will become effective (check appropriate box).

[    ]   immediately upon filing pursuant to paragraph (b) of Rule 485


[  X ]   on May 1, 2000 pursuant to paragraph (b) of Rule 485


[    ]   60 days after filing pursuant to paragraph (a)(1) of Rule 485

[    ]   on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate check the following box:


[    ]   This  post-effective  amendment  designates a new  effective  date for a previously  filed  post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies


Approximate date of proposed offering: Continuously on and after May 1, 2000.

[    ]   Check box if it is proposed that this filing will become effective on
(date) at (time) pursuant to Rule 487.


================================================================================

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

 1.....................................................................Nationwide Life Insurance Company
                                                                       The Variable Account
 2.....................................................................Nationwide Life Insurance Company
 3.....................................................................Custodian of Assets
 4.....................................................................Distribution of the Policies
 5.....................................................................The Variable Account
 6.....................................................................Not Applicable
 7.....................................................................Not Applicable
 8.....................................................................Not Applicable
 9.....................................................................Legal Proceedings
10.....................................................................Information About the Policies; How the
                                                                       Cash Value Varies; Right to Exchange for a
                                                                       Fixed Benefit Policy; Reinstatement; Other
                                                                       Policy Provisions
11.....................................................................Investments of the Variable Account
12.....................................................................The Variable Account
13.....................................................................Policy Charges
                                                                       Reinstatement
14.....................................................................Underwriting and Issuance - Premium
                                                                       Payments, Minimum Requirements for
                                                                       Issuance of a Policy
15.....................................................................Investments of the Variable Account;
                                                                       Premium Payments
16.....................................................................Underwriting and Issuance - Allocation of
                                                                       Cash Value
17.....................................................................Surrendering the Policy for Cash
18.....................................................................Reinvestment
19.....................................................................Not Applicable
20.....................................................................Not Applicable
21.....................................................................Policy Loans
22.....................................................................Not Applicable
23.....................................................................Not Applicable
24.....................................................................Not Applicable
25.....................................................................Nationwide Life Insurance Company
26.....................................................................Not Applicable
27.....................................................................Nationwide Life Insurance Company
28.....................................................................Company Management
29.....................................................................Company Management
30.....................................................................Not Applicable
31.....................................................................Not Applicable
32.....................................................................Not Applicable
33.....................................................................Not Applicable
34.....................................................................Not Applicable
35.....................................................................Nationwide Life Insurance Company
36.....................................................................Not Applicable
37.....................................................................Not Applicable

N-8B-2 ITEM                                                            CAPTION IN PROSPECTUS

38.....................................................................Distribution of the Policies
39.....................................................................Distribution of the Policies
40.....................................................................Not Applicable
41(a)..................................................................Distribution of the Policies
42.....................................................................Not Applicable
43.....................................................................Not Applicable
44.....................................................................How the Cash Value Varies
45.....................................................................Not Applicable
46.....................................................................How the Cash Value Varies
47.....................................................................Not Applicable
48.....................................................................Custodian of Assets
49.....................................................................Not Applicable
50.....................................................................Not Applicable
51.....................................................................Summary of the Policies;
                                                                       Information About the Policies
52.....................................................................Substitution of Securities
53.....................................................................Taxation of the Company
54.....................................................................Not Applicable
55.....................................................................Not Applicable
56.....................................................................Not Applicable
57.....................................................................Not Applicable
58.....................................................................Not Applicable
59.....................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY

           Flexible Premium Variable Universal Life Insurance Policies

 Issued by Nationwide Life Insurance Company through its Nationwide VLI Separate
                                   Account-4


                   The date of this prospectus is May 1, 2000

--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the policies before investing. Please read it and keep it for future reference

The following underlying mutual funds are available under the policies:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value


DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio
     -    The Dreyfus Socially Responsible Growth Fund, Inc.
     -    Dreyfus Stock Index Fund, Inc.
     - Dreyfus Variable Investment Fund - Appreciation Portfolio (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)


FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class


JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

MORGAN STANLEY
          UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    Mid Cap Growth Portfolio


VAN KAMPEN LIFE INVESTMENT TRUST
     -    Morgan Stanley Real Estate Securities Portfolio


NATIONWIDE SEPARATE ACCOUNT TRUST
     -    Capital Appreciation Fund
     -    Government Bond Fund
     -    Money Market Fund
     -    Total Return Fund
     - Nationwide Balanced Fund (subadviser: J.P. Morgan Investment Management, Inc.)
     -    Nationwide Equity Income Fund (subadviser: Federated Investment
          Counseling)
     - Nationwide Global 50 Fund (formerly, Nationwide Global Equity Fund) (subadviser: J.P. Morgan Investment Management Inc.)
     - Nationwide High Income Bond Fund* (subadviser: Federated Investment Counseling)
     - Nationwide Mid Cap Index Fund (formerly, Nationwide Select Advisers Mid Cap Fund)(subadviser: The Dreyfus Corporation)
     - Nationwide Multi Sector Bond Fund* (subadviser: Miller, Anderson & Sherrerd, LLP)
     - Nationwide Small Cap Growth Fund (formerly, Nationwide Select Advisers Small Cap Growth Fund) (subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC)

     -    Nationwide Small Cap Value Fund (subadviser: The Dreyfus Corporation)
     - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management and Strong Capital Management, Inc.)
     - Nationwide Strategic Growth Fund (subadviser: Strong Capital Management Inc.)


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio


OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA (formerly "Oppenheimer Capital Appreciation Fund")
     - Oppenheimer Capital Appreciation Fund/VA (formerly "Oppenheimer Growth Fund")
     -    Oppenheimer Variable Account Funds - Oppenheimer Global Securities
          Fund/VA
     - Oppenheimer Main Street Growth & Income Fund/VA (formerly "Oppenheimer Growth & Income Fund")

STRONG OPPORTUNITY FUND II, INC.


VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund


THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999:

WARBURG PINCUS TRUST

     -    International Equity Portfolio

     -    Global Post-Venture Capital Portfolio (formerly, Warburg Pincus Trust
          - Post-Venture Capital Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000:

NATIONWIDE SEPARATE ACCOUNT TRUST
     - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc./Schafer Capital Management, Inc.)

WARBURG PINCUS TRUST
     -    Value Portfolio (formerly, Growth & Income Portfolio)


*These underlying mutual funds invest in lower quality debt securities commonly referred to as junk bonds.

For general information or to obtain FREE copies of the:


     - prospectus, annual report or semi-annual report for any underlying mutual fund; and
     -    any required Nationwide forms,


call:             1-800-547-7548

     TDD          1-800-238-3035

or write:

     NATIONWIDE LIFE INSURANCE COMPANY
     P.O. BOX 182150
     COLUMBUS, OHIO 43218-2150

Material incorporated by reference in this prospectus can be found on the SEC website at:
                                   www.sec.gov

Information about this and other Best of America products can be found on the world-wide web at:
                             www.bestofamerica.com

This policy is NOT:
     -    a bank deposit;
     -    endorsed by a bank or government agency;
     -    federally insured; or
     -    available in every state.


The life insurance policies offered by this prospectus are flexible premium variable universal life insurance policies (flexible premium variable adjustable life insurance policies in Puerto Rico). They provide flexibility to vary the amount and frequency of premium payments. A cash surrender value may be offered if the policy is terminated during the lifetime of the insured.


The purpose of this policy is to provide life insurance protection for the beneficiary named in the policy. No claim is made that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

The death benefit and cash value of this policy may vary to reflect the experience of the Nationwide VLI Separate Account-4 (the "variable account") or the fixed account, depending on how premium payments are invested.

Investors assume certain risks when investing in the policies, including the risk of losing money.

Nationwide guarantees the death benefit for as long as the policy is in force. The cash surrender value is not guaranteed. The policy will lapse if the cash surrender value is insufficient to cover policy charges.

Nationwide guarantees to keep the policy in force so long as minimum premium requirements have been met.

Benefits described in this prospectus may not be available in every jurisdiction
- refer to your policy for specific benefit information.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION WHERE SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ATTAINED AGE- The insured's age on the policy date, plus the number of full years since the policy date.

ACCUMULATION UNIT- An accounting unit of measure used to calculate the cash value of the variable account.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MATURITY DATE- The policy anniversary on or next following the insured's 100th birthday.

MINIMUM REQUIRED DEATH BENEFIT- The lowest death benefit which will qualify the policy as life insurance under Section 7702 of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NET AMOUNT AT RISK- The death benefit minus the cash value. On a monthly anniversary day, the net amount at risk is the death benefit minus the cash value prior to subtraction of the base policy cost of insurance charge.

NET PREMIUMS- The actual premiums minus the percent of premium charges. The percent of premium charges are shown on the policy data page.

SEC GUIDELINE LEVEL PREMIUM- The level annual premiums required to mature the policy under reasonable mortality and expense charges with an annual effective interest rate of 5%. It is calculated pursuant to Rule 6e-3(T) of the Investment Company Act of 1940.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units are separately maintained.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- Nationwide VLI Separate Account-4, a separate account of Nationwide Life Insurance Company that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS



GLOSSARY OF SPECIAL TERMS.........................4

SUMMARY OF POLICY EXPENSES........................7

UNDERLYING MUTUAL FUND ANNUAL
     EXPENSES.....................................8

SYNOPSIS OF THE POLICIES.........................10

NATIONWIDE LIFE INSURANCE COMPANY................11


NATIONWIDE INVESTMENT SERVICES
     CORPORATION.................................11


INVESTING IN THE POLICY..........................11
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

INFORMATION ABOUT THE POLICIES...................13
     Minimum Requirements for Policy Issuance
     Premium Payments
     Pricing


POLICY CHARGES...................................14
     Sales Load
     Tax Expense Charges
     Surrender Charges
     Monthly Cost of Insurance
     Monthly Administrative Charge
     Mortality and Expense Risk Charge
     Income Tax
     Reduction of Charges


SURRENDERING THE POLICY FOR CASH.................18
     Surrender (Redemption)
     Cash Surrender Value
     Partial Surrenders
     Income Tax Withholding

VARIATION IN CASH VALUE..........................19

POLICY PROVISIONS................................19
     Policy Owner
     Beneficiary
     Changes in Existing Insurance Coverage

OPERATION OF THE POLICY..........................20
     Allocation of Net Premium and Cash Value
     How the Investment Experience is Determined
     Net Investment Factor
     Determining the Cash Value
     Transfers

RIGHT TO REVOKE..................................22



POLICY LOANS.....................................23
     Taking a Policy Loan
     Effect on Investment Performance
     Interest
     Effect on Death Benefit and Cash Value
     Repayment

ASSIGNMENT.......................................24

POLICY OWNER SERVICES............................24
     Dollar Cost Averaging

DEATH BENEFIT INFORMATION........................25
     Calculation of the Death Benefit
     Changes in the Death Benefit Option
     Proceeds Payable on Death
     Incontestability
     Error in Age or Sex
     Suicide
     Maturity Proceeds

EXCHANGE RIGHTS..................................26

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION
     PERIOD......................................26
     Grace Period
     Guaranteed Policy Continuation Period
     Reinstatement

TAX MATTERS......................................27
     Policy Proceeds
     Withholding
     Federal Estate and Generation-Skipping
         Transfers Taxes
     Non-Resident Aliens
     Taxation of Nationwide
     Tax Changes

LEGAL CONSIDERATIONS.............................30

STATE REGULATION.................................31

REPORTS TO POLICY OWNERS.........................31

ADVERTISING......................................31

LEGAL PROCEEDINGS................................31

EXPERTS..........................................32

REGISTRATION STATEMENT...........................32

DISTRIBUTION OF THE POLICIES.....................32

ADDITIONAL INFORMATION ABOUT
     NATIONWIDE..................................34

APPENDIX A: OBJECTIVES FOR UNDERLYING
     MUTUAL FUNDS................................43

APPENDIX B: ILLUSTRATIONS OF SURRENDER CHARGES...54

APPENDIX C: ILLUSTRATIONS OF CASH VALUES,
     CASH SURRENDER VALUES, AND DEATH
     BENEFITS....................................56


APPENDIX D: PERFORMANCE SUMMARY
     INFORMATION.................................73

SUMMARY OF POLICY EXPENSES

Nationwide deducts certain charges from the policy. Charges are made for administrative and sales expenses, providing life insurance protection, and assuming the mortality and expense risks.


Nationwide deducts a sales load and a premium expense charge from premium payments. The current sales load is 0.5% of each premium payment and is guaranteed never to exceed 2.5% of each premium payment. The premium expense charge is approximately 3.5% of premiums for all states (see "Sales Load" and "Premium Expense Charge").


Nationwide deducts the following charges from the cash value of the policy:

     -    monthly cost of insurance;
     - monthly cost of any additional benefits provided by riders to the policy;
     -    administrative expense charge(1): and
     -    mortality and expense risk charge(2).

(1) Currently, the administrative expense charge is $10 per month in the first year and $5 per month in renewal years. It is guaranteed not to exceed $10 per month in the first year and $7.50 in renewal years.

(2) The mortality and expense risk charge is a daily charge equal to an annual rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000.

For policies which are surrendered during the first nine policy years (first fifteen years in Pennsylvania), Nationwide deducts a surrender charge (see "Surrender Charges").

For more information about any policy charge, see "Policy Charges" in this prospectus.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
      (as a percentage of underlying mutual fund net assets, after expense reimbursement)


                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses
             American Century Variable Portfolios, Inc. -          0.70%         0.00%         0.00%             0.70%
             American Century VP Income & Growth
             American Century Variable Portfolios, Inc. -          1.34%         0.00%         0.00%             1.34%
             American Century VP International
             American Century Variable Portfolios, Inc. -          1.00%         0.00%         0.00%             1.00%
             American Century VP Value
             Dreyfus Investment Portfolios - European Equity       1.00%         0.25%         0.00%             1.25%
             Portfolio
             The Dreyfus Socially Responsible Growth Fund,         0.75%         0.04%         0.00%             0.79%
             Inc.
             Dreyfus Stock Index Fund, Inc.                        0.25%         0.01%         0.00%             0.26%
             Dreyfus Variable Investment Fund - Appreciation       0.43%         0.35%         0.00%             0.78%
             Portfolio (formerly, Dreyfus Variable Investment
             Fund - Capital Appreciation Portfolio)
             Federated Insurance Series - Federated Quality        0.00%         0.68%         0.00%             0.68%
             Bond Fund II
             Fidelity VIP Equity-Income Portfolio:  Service        0.48%         0.08%         0.10%             0.66%
             Class
             Fidelity VIP Growth Portfolio:  Service Class         0.58%         0.07%         0.10%             0.75%
             Fidelity VIP High Income Portfolio:  Service          0.58%         0.11%         0.10%             0.79%
             Class
             Fidelity VIP Overseas Portfolio:  Service Class       0.73%         0.15%         0.10%             0.98%
             Fidelity VIP II Contrafund Portfolio:  Service        0.58%         0.07%         0.10%             0.75%
             Class
             Fidelity VIP III Growth Opportunities                 0.58%         0.10%         0.10%             0.78%
             Portfolio:  Service Class
             Janus Aspen Series - Capital Appreciation             0.65%         0.04%         0.25%             0.94%
             Portfolio: Service Shares
             Janus Aspen Series - Global Technology                0.65%         0.13%         0.25%             1.03%
             Portfolio: Service Shares
             Janus Aspen Series - International Growth             0.65%         0.11%         0.25%             1.01%
             Portfolio: Service Shares
             NSAT Capital Appreciation Fund                        0.60%         0.14%         0.00%             0.74%
             NSAT Government Bond Fund                             0.50%         0.15%         0.00%             0.65%
             NSAT Money Market Fund                                0.39%         0.15%         0.00%             0.54%
             NSAT Total Return Fund                                0.58%         0.14%         0.00%             0.72%
             NSAT Nationwide Balanced Fund                         0.75%         0.15%         0.00%             0.90%
             NSAT Nationwide Equity Income Fund                    0.80%         0.15%         0.00%             0.95%
             NSAT Nationwide Global 50 Fund (formerly, NSAT        1.00%         0.20%         0.00%             1.20%
             Nationwide Global Equity Fund)
             NSAT Nationwide High Income Bond Fund                 0.80%         0.15%         0.00%             0.95%
             NSAT Nationwide Mid Cap Index Fund (formerly,         0.88%         0.15%         0.00%             1.03%
             NSAT Nationwide Select Advisers Mid Cap Fund)
             NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.15%         0.00%             0.90%
             NSAT Nationwide Small Cap Growth Fund (formerly,      1.10%         0.20%         0.00%             1.30%
             NSAT Nationwide Select Advisers Small Cap Growth
             Fund)
             NSAT Nationwide Small Cap Value Fund                  0.90%         0.15%         0.00%             1.05%
             NSAT Nationwide Small Company Fund                    0.98%         0.17%         0.00%             1.15%
             NSAT Nationwide Strategic Growth Fund                 0.90%         0.10%         0.00%             1.00%


                                                                Management       Other                     Total Underlying
                                                                   Fees        Expenses     12b-1 Fees   Mutual Fund Expenses

             NSAT Nationwide Strategic Value Fund                  0.90%         0.10%         0.00%             1.00%
             Neuberger Berman AMT - Guardian Portfolio             0.85%         0.15%         0.00%             1.00%
             Neuberger Berman AMT - Mid-Cap Growth Portfolio       0.85%         0.15%         0.00%             1.00%
             Neuberger Berman AMT - Partners Portfolio             0.80%         0.07%         0.00%             0.87%
             Oppenheimer Variable Account Funds - Oppenheimer      0.66%         0.01%         0.00%             0.67%
             Aggressive Growth Fund/VA
             Oppenheimer Variable Account Funds - Oppenheimer      0.68%         0.02%         0.00%             0.70%
             Capital Appreciation Fund/VA
             Oppenheimer Variable Account Funds - Oppenheimer      0.67%         0.02%         0.00%             0.69%
             Global Securities Fund/VA
             Oppenheimer Variable Account Funds - Oppenheimer      0.73%         0.05%         0.00%             0.78%
             Main Street Growth & Income Fund/VA
             Strong Opportunity Fund II, Inc.                      1.00%         0.14%         0.00%             1.14%
             Universal Institutional Funds, Inc. - Emerging        0.45%         0.98%         0.00%             1.43%
             Markets Debt Portfolio (formerly, Morgan Stanley
             Dean Witter Universal Funds, Inc. - Emerging
             Markets Debt Portfolio)
             Universal Institutional Funds, Inc. - Mid Cap         0.00%         1.05%         0.00%             1.05%
             Growth Portfolio
             Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.34%         0.00%             1.34%
             Emerging Markets Fund
             Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.26%         0.00%             1.26%
             Hard Assets Fund
             Van Kampen Life Investment Trust - Morgan             0.97%         0.13%         0.00%             1.10%
             Stanley Real Estate Securities Portfolio
             Warburg Pincus Trust- Value Portfolio (formerly,      0.56%         0.44%         0.00%             1.00%
             Warburg Pincus Trust - Growth & Income Portfolio)
             Warburg Pincus Trust - International Equity           1.00%         0.32%         0.00%             1.32%
             Portfolio
             Warburg Pincus Trust - Global Post-Venture            1.07%         0.33%         0.00%             1.40%
             Capital Portfolio (formerly, Warburg Pincus
             Trust - Post-Venture Capital Portfolio)

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.


Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
Federated Insurance Series - Federated Quality        0.60%         0.89%          0.25%              1.74%
Bond Fund II
Fidelity VIP Equity-Income Portfolio: Service         0.48%         0.09%          0.10%              0.67%
Class

                                                    Management      Other                       Total Underlying
                                                       Fees        Expenses     12b-1 Fees    Mutual Fund Expenses
Fidelity VIP Growth Portfolio: Service Class          0.58%         0.09%          0.10%              0.77%
Fidelity VIP Overseas Portfolio: Service Class        0.73%         0.18%          0.10%              1.01%
Fidelity VIP II Contrafund Portfolio: Service         0.58%         0.10%          0.10%              0.78%
Class
Fidelity VIP III Growth Opportunities Portfolio:      0.58%         0.11%          0.10%              0.79%
Service Class
NSAT Nationwide Balanced Fund                         0.75%         0.25%          0.00%              1.00%
NSAT Nationwide Equity Income Fund                    0.80%         0.29%          0.00%              1.09%
NSAT Nationwide Global 50 Fund (formerly, NSAT        1.00%         0.54%          0.00%              1.54%
Nationwide Global Equity Fund)
NSAT Nationwide High Income Bond Fund                 0.80%         0.50%          0.00%              1.30%
NSAT Nationwide Mid Cap Index Fund (formerly,         0.88%         0.86%          0.00%              1.74%
NSAT Nationwide Select Advisers Mid Cap Fund)
NSAT Nationwide Multi-Sector Bond Fund                0.75%         0.27%          0.00%              1.02%
NSAT Nationwide Small Cap Growth Fund (formerly,      1.10%         1.30%          0.00%              2.40%
NSAT Nationwide Select Advisers Small Cap Growth
Fund)
NSAT Nationwide Small Cap Value Fund                  0.90%         0.37%          0.00%              1.27%
NSAT Nationwide Strategic Growth Fund                 0.90%         0.33%          0.00%              1.23%
NSAT Nationwide Strategic Value Fund                  0.90%         0.32%          0.00%              1.22%
Neuberger Berman AMT Mid-Cap Growth Portfolio         0.93%         0.15%          0.00%              1.08%
Universal Institutional Funds, Inc. - Emerging        0.80%         0.98%          0.00%              1.78%
Markets Debt Portfolio (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc. - Emerging
Markets Debt Portfolio)
Universal Institutional Funds, Inc. - Mid Cap         0.75%         7.31%          0.00%              8.06%
Growth Portfolio
Van Eck Worldwide Insurance Trust - Worldwide         1.00%         0.54%          0.00%              1.54%
Emerging Markets Fund
Van Kampen Life Investment Trust - Morgan             1.00%         0.13%          0.00%              1.13%
Stanley Real Estate Securities Portfolio
Warburg Pincus Trust- Value Portfolio                 0.75%         0.59%          0.00%              1.34%
(formerly, Warburg Pincus Trust - Growth &
Income Portfolio)
Warburg Pincus Trust- Global Post-Venture             1.25%         0.33%          0.00%              1.58%
Capital Portfolio (formerly, Warburg Pincus
Trust- Post-Venture Capital Portfolio)


SYNOPSIS OF THE POLICIES

The policy offered by this prospectus provides for life insurance coverage on the insured. The death benefit and cash value of the policy may increase or decrease to reflect the performance of the investment options chosen by the policy owner (see "Death Benefit Information").

CASH SURRENDER VALUE

If the policy is terminated during the insured's lifetime, a cash surrender value may be payable under the policy. However, there is no guaranteed cash surrender value (see "Variation in Cash Value "). The policy will lapse without value if the cash surrender value falls below what is needed to cover policy charges. Nationwide will keep the policy in force during the guaranteed policy continuation period provided premium requirements are met (see "Grace Period and Guaranteed Policy Continuation Period" and "Minimum Requirements for Policy Issuance").

PREMIUMS

The minimum initial premium for which a policy may be issued is equal to three times the initial minimum monthly premium. The initial premium is shown on the policy data page. Each premium payment must be at least $50.

Additional premium payments may be made at any time while the policy is in force, subject to certain restrictions (see "Premium Payments").

TAXATION

The policies described in this prospectus meet the definition of "life insurance" under Section 7702 of the Internal Revenue Code. Nationwide will monitor compliance with the tests provided by Section 7702 to insure the policies continue to receive this favored tax treatment (see "Tax Matters").

NONPARTICIPATING POLICIES

The policies are nonparticipating policies on which no dividends are payable. The policies do not share in the profits or surplus earnings of Nationwide.

RIDERS

A rider may be added to the policy (availability varies by state).


Riders currently include:
     -    Maturity Extension Endorsement (not available in New York);
     -    Spouse Rider;
     -    Child Rider;
     -    Waiver of Monthly Deductions Rider;
     -    Accidental Death Benefit Rider;
     -    Additional Protection Rider (not available in New York); and
     -    Change of Insured Rider.


POLICY CANCELLATION


Policy owners may return the policy for any reason within certain time periods and Nationwide will refund the policy value or the amount required by law. In New York, Nationwide will refund any premiums paid (see "Right to Revoke").


NATIONWIDE LIFE INSURANCE COMPANY


Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929. It is a member of the Nationwide group with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.


CUSTODIAN OF ASSETS

Nationwide serves as the custodian of the assets of the variable account.

OTHER CONTRACTS ISSUED BY NATIONWIDE

Nationwide does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of a separate account of Nationwide.


NATIONWIDE INVESTMENT SERVICES CORPORATION

The policies are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For policies issued in the State of Michigan, all references to NISC shall mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.


INVESTING IN THE POLICY

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VLI Separate Account-4 is a separate account that invests in the underlying mutual fund options listed in Appendix A. Nationwide established the separate account on December 3, 1987, pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and in general are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to policy owners under the policies.

The variable account is divided into sub-accounts. Policy owners elect to have net premiums allocated among the sub-accounts and the fixed account at the time of application.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on policy owner instructions. A policy's investment performance depends upon the performance of the underlying mutual fund options chosen by the policy owner.
Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.


Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and objectives. However the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.


Changes of Investment Policy

Nationwide may materially change the investment policy of the variable account. Nationwide must inform policy owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which may disapprove it if deemed detrimental to the interests of the policy owners or if it renders Nationwide's operations hazardous to the public. If a policy owner objects, the policy may be converted to a substantially comparable general account life insurance policy offered by Nationwide. The policy owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of the change to make the conversion. Nationwide will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the policy converted on the date of the conversion.

Voting Rights

Policy owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote policy owner shares at special shareholder meetings based on policy owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Policy owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholder's vote as soon as possible prior to the shareholder meeting. Notification will contain proxy materials, and a form to return to Nationwide with voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a policy owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate and/or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occur:

     (1) shares of a current underlying mutual fund option are no longer available for investment; or

     (2) further investment in an underlying mutual fund option is inappropriate.

No substitution, elimination, and/or combination of shares may take place without the prior approval of the SEC

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks.

Under exemptive and exclusionary provisions, Nationwide's general account has not been registered under the Securities Act of 1933 and has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interest therein is subject to the provisions of these Acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the federal securities laws concerning the accuracy and completeness of statements made in prospectuses.

Premium payments will be allocated to the fixed account by election of the policy owner.

The investment income earned by the fixed account will be allocated to the policies at varying rate(s) set by Nationwide. The guaranteed rate for any premium payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The policy owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

New premium payments deposited to the contract which are allocated to the fixed account may receive a different rate of interest than amounts transferred from the sub-accounts to the fixed account and amounts maturing in the fixed account.

INFORMATION ABOUT THE POLICIES

MINIMUM REQUIREMENTS FOR POLICY ISSUANCE

This policy provides life insurance coverage with the flexibility to vary the amount and frequency of premium payments. Minimum requirements for policy issuance include:

     -    the insured must be 80 or younger;

     - Nationwide may require satisfactory evidence of insurability (including a medical exam); and

     - a minimum specified amount of $50,000 for non-preferred policies ($100,000 for non-preferred policies in Pennsylvania, New Jersey, Texas Alabama and New York) and $100,000 for preferred policies.

PREMIUM PAYMENTS

Each premium payment must be at least $50. The initial premium is payable in full at Nationwide's home office or to an authorized agent of Nationwide.

Upon payment of the initial premium, temporary insurance may be provided. Issuance of the continuing insurance coverage is dependent upon completion of all underwriting requirements, payment of initial premium, and delivery of the policy while the insured is still living.

Additional premium payments may be made at any time while the policy is in force, subject to the following conditions:

     - Nationwide may require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk.

     - During the guaranteed policy continuation period, the total premium payments, less any policy indebtedness and less any partial surrenders, must be greater than or equal to the sum of the minimum monthly premiums in order to guarantee that the policy remain in force. (The minimum monthly premiums are shown in the policy data page.)

     - Premium payments in excess of the premium limit established by the IRS to qualify the policy as a contract for life insurance will be refunded.

     - Nationwide may require policy indebtedness be repaid prior to accepting any additional premium payments.

Additional premium payments or other changes to the policy may jeopardize the policy's non-modified endowment status. Nationwide will monitor premiums paid and other policy transactions and will notify the policy owner when non-modified endowment contract status is in jeopardy.

Nationwide will send scheduled premium payment reminder notices to policy owners according to the premium mode shown on the policy data page.

PRICING

Premiums will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:



-        New Year's Day            -        Independence
                                            Day
-        Martin Luther King, Jr.   -        Labor Day
         Day
-        Presidents' Day           -        Thanksgiving
-        Good Friday               -        Christmas
-        Memorial Day

Nationwide also will not price premiums if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, policy value may be affected since the policy owner would not have access to their account.

POLICY CHARGES

SALES LOAD


Nationwide deducts a sales load from each premium payment received. It is guaranteed never to exceed 2.5% of each premium payment. Currently, for all policy years the sales load is 0.5% of each premium payment.


The total sales load actually deducted from any policy will be equal to the sum of this front-end sales load plus any sales surrender charge.


TAX EXPENSE CHARGES

A charge equal to 3.5% is deducted from all premium payments when the premium payments are received in order to compensate Nationwide for certain administrative expenses which are incurred by Nationwide for taxes, which include premium or other taxes imposed by various state and local jurisdictions, as well as federal taxes imposed under Section 848 of the Internal Revenue Code. These tax expenses consist of two components:

     (1)  a tax rate of 2.25% for state and local premium or other taxes; and

     (2)  a tax rate of 1.25% for federal taxes.

The amount charged may be more or less than the amount actually assessed by the state in which a particular policy owner lives.


Nationwide does not expect to make a profit from these charges.

SURRENDER CHARGES

Nationwide deducts a surrender charge from the cash value of any policy surrendered during the first nine years (first fifteen years in Pennsylvania). The charge is deducted proportionally from the cash value in each sub-account and the fixed account.

The maximum initial surrender charge varies by issue age, sex, specified amount and underwriting classification. The surrender charge is calculated based on the initial specified amount. The following tables illustrate the maximum initial surrender charge per $1,000 of initial specified amount for policies which are issued on a standard basis (see Appendix B for specific examples).

INITIAL SPECIFIED AMOUNT $50,000-$99,999*
                  MALE       FEMALE
      ISSUE       NON-         NON-       MALE       FEMALE
        AGE    TOBACCO       TOBACCO    STANDARD    STANDARD
        25       $7.773       $7.518      $8.369      $7.818
        35       $8.817       $8.396      $9.811      $8.889
        45      $12.185      $11.390     $13.884     $12.164
        55      $15.628      $13.995     $18.410     $15.106
        65      $22.274      $19.043     $26.559     $20.607


*Specified amounts of less than $100,000 are not available in New York or New Jersey.


                       INITIAL SPECIFIED AMOUNT $100,000+
                 MALE       FEMALE
      ISSUE       NON-        NON-       MALE       FEMALE
        AGE     TOBACCO      TOBACCO   STANDARD    STANDARD
         25       $5.773     $5.518      $6.369      $5.818
         35       $6.817     $6.396      $7.811      $6.889
         45       $9.685     $8.890     $11.384      $9.664
         55      $13.128    $11.495     $15.910     $12.606
         65      $21.274    $18.043     $25.559     $19.607

The surrender charge is comprised of two components:
     -    an underwriting component; and
     -    sales component.

The underwriting component varies by issue age in the following manner:

                       $1,000 OF INITIAL SPECIFIED AMOUNT
               ISSUE        SPECIFIED AMOUNTS     SPECIFIED AMOUNTS
                AGE       LESS THAN $100,000*     $100,000 OR MORE
                0-35           $6.00                   $4.00
                36-55          $7.50                   $5.00
                56-80          $7.50                   $6.50


*Specified amounts of less than $100,000 are not available in New York or New Jersey.


The underwriting component is designed to cover the administrative expenses associated with underwriting and issuing policies, including the costs of:
      - processing applications;
      - conducting medical exams;
      - determining insurability and the insured's underwriting class; and
      - establishing policy records.


The remainder of the surrender charge that is not attributable to the underwriting component represents the sales component. In no event will this component exceed 26.5% of the lesser of the SEC guideline level premium required in the first year or the premiums actually paid in the first year. The purpose of the sales component is to reimburse Nationwide for some of the expenses incurred in the distribution of the policies. Nationwide also deducts 0.5% of each premium payment for sales load.


The surrender charge may be insufficient to recover certain expenses related to the sale of the policies. Unrecovered expenses are borne by Nationwide's general assets which may include profits, if any, from mortality and expense risk charges. Additional premiums and/or income earned on assets in the variable account have no effect on these charges.

Increases in Specified Amount

Policies surrendered during the first nine policy years (first fifteen policy years in Pennsylvania) following an increase in the specified amount will incur a surrender charge associated with the increase. This surrender charge is comprised of an underwriting component and sales component. The maximum initial surrender charge associated with the increase is based on the attained age at the time of the increase, the underwriting classification of the increase, sex, and the amount of the increase in specified amount. The actual initial surrender charge associated with the increase is based upon the maximum initial surrender charge and the premium received within one year of the increase in specified amount.

Increases that are caused by a change in death benefit option that do not change the net amount at risk are not subject to a surrender charge. The surrender charge associated with the increase for policy years following the increase is a percentage of the initial surrender charge.

The following table illustrates the maximum initial surrender charge per $1,000 of specified amount increase for policies increasing coverage on a standard basis. This charge reflects both the underwriting and sales component.

             MALE       FEMALE
 ISSUE        NON-        NON-       MALE       FEMALE
  AGE       TOBACCO      TOBACCO   STANDARD    STANDARD
   25        $3.464       $3.311      $3.821     $3.491
   35         4.090        3.837       4.686      4.133
   45         5.811        5.334       6.830      5.798
   55         7.877        6.897       9.546      7.563
   65        12.764       10.826      15.335     11.764
   75        20.787       17.389      24.236     18.682
   80        27.309       23.309      30.707     24.647

Reduction in Specified Amount

Decreases in specified amount requested by a policy owner will incur a proportional surrender charge. This proportion is equal to the decrease in specified amount divided by the specified amount prior to the decrease. In the case of a policy with prior increases, these fractional surrender charges will be calculated separately for the initial specified amount and each increase in specified amount. For a policy with prior increases in specified amounts, these decreases will be made on a last in first out ("LIFO") basis and therefore decrease each segment in reverse order of its effective date.

Decreases in the specified amount resulting from a partial surrender or a death benefit option change that do not change the net amount risk will not incur a proportional surrender charge.

Reductions to Surrender Charges

Surrender charges are reduced in subsequent policy years as follows:

      COMPLETED             SURRENDER CHARGE AS A % OF
    POLICY YEARS            INITIAL SURRENDER CHARGES
          0                         100%
          1                         100%
          2                          90%
          3                          80%
          4                          70%
          5                          60%
          6                          50%
          7                          40%
          8                          30%
          9+                          0%

The surrender charge is reduced by any partial surrender charge actually paid on previous decreases in specified amount.

For the initial specified amount, a completed policy year (in the chart above) is measured from the issue date. For any increase in specified amount, a completed policy year (in the chart above) is measured from the effective date of the increase.

Special guaranteed maximum surrender charges apply in Pennsylvania (see Appendix
B).

MONTHLY COST OF INSURANCE

The monthly cost of insurance charge for each policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. This deduction is charged proportionately to the cash value in each sub-account and the fixed account.


If death benefit Option 1 or Option 3 (Option 3 is not available in New York) is in effect and there have been increases in the specified amount, then the cash value will first be considered a part of the initial specified amount. If the cash value exceeds the initial specified amount, it will then be considered a part of the additional increases in specified amount resulting from the increases in the order of the increases.


Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on specified amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on specified amounts $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the guaranteed cost of insurance rate on a standard basis. These mortality tables are sex distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco.

Mortality tables are unisex for:
     -    policies issued in the State of Montana;
     - group or sponsored arrangements (including employees of Nationwide and their family members); and
     - special exchange programs which Nationwide may make available from time to time.

The rate class of an insured may affect the cost of insurance rate. Nationwide currently places insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Nationwide may also issue certain policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under policies that are medically underwritten.

MONTHLY ADMINISTRATIVE CHARGE

Nationwide deducts an administrative expense charge proportionately from the cash value in each sub-account and the fixed account on a monthly basis. This charge reimburses Nationwide for certain actual expenses related to the maintenance of the policies including accounting and record keeping, and periodic reporting to policy owners. Nationwide does not expect to recover any amount in excess of aggregate maintenance expenses from this charge. Currently, this charge is $10 per month in the first year, and $5 per month in renewal years. Nationwide may, at its sole discretion, increase this charge. However, Nationwide guarantees that this charge will never exceed $10 per month in the first year and $7.50 per month in renewal years.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide assumes certain risks for guaranteeing the mortality and expense charges. The mortality risk assumed under the policies is that the insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the policies may be greater than expected. In addition, Nationwide assumes risks associated with the non-recovery of policy issue, underwriting and other administrative expenses due to policies that lapse or are surrendered in the early policy years.

Nationwide deducts the mortality and expense risk charge from the variable account on a monthly basis. Mortality and expense risk deductions will be charged proportionally to the cash value in each sub-account. The mortality and expense risk charge compensates Nationwide for assuming risks associated with mortality and administrative costs. The charge is charged on a daily basis and is equivalent to an annual effective rate of 0.60% of the first $25,000 of cash value attributable to the variable account, 0.30% of the next $225,000 of cash value attributable to the variable account, and 0.10% of cash value attributable to the variable account in excess of $250,000. Policy owners receive quarterly and annual statements advising policy owners of the cancellation of accumulation units for mortality and expense risk charges.

These charges are all guaranteed. Nationwide may realize a profit from this charge.

INCOME TAX

No charge is assessed to policy owners for income taxes incurred by Nationwide as a result of the operations of the sub-accounts. However, Nationwide reserves the right to assess a charge for income taxes against the variable account if income taxes are incurred.

REDUCTION OF CHARGES

The policy is available for purchase by individuals, corporations and other groups. Nationwide may reduce or eliminate certain charges (sales load, surrender charge, monthly administrative charge, monthly cost of insurance charge, or other charges) where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide (including employees of Nationwide and their families).

Eligibility for reduction in charges and the amount of any reduction is determined by a number of factors, including:
     -    the number of insureds;
     -    the total premium expected to be paid;
     -    total assets under management for the policy owner;
     -    the nature of the relationship among individual insureds;
     -    the purpose for which the policies are being purchased;
     -    the expected persistency of individual policies; and
     - any other circumstances which are rationally related to the expected reduction in expenses.

The extent and nature of reductions may change from time to time. The charge structure may vary. Variations are determined in a manner not unfairly discriminatory to policy owners which reflects differences in costs of services.

SURRENDERING THE POLICY FOR CASH

SURRENDER (REDEMPTION)

Policies may be surrendered for the cash surrender value any time while the insured is living. The cancellation will be effective as of the date Nationwide receives the policy accompanied by a signed, written request for cancellation. In some cases, Nationwide may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The cash surrender value increases or decreases daily to reflect the investment experience of the variable account and the daily crediting of interest in the fixed account and the policy loan account.

The cash surrender value equals the policy's cash value, next computed after the date Nationwide receives a proper written request for surrender and the policy, minus any charges, indebtedness or other deductions due on that date, which may also include a surrender charge.

PARTIAL SURRENDERS

After the policy has been in force for one year, the policy owner may request a partial surrender.

Partial surrenders are permitted if they satisfy the following requirements:

     (1)  the minimum partial surrender is $200;

     (2) partial surrenders may not reduce the specified amount below the minimum specified amount;

     (3) during the first ten policy years, the maximum amount of a partial surrender cannot exceed 10% of cash surrender value as of the beginning of the policy year;

     (4) after the completion of ten policy years, the maximum amount of a partial surrender is the cash surrender value less the greater of $500 or three monthly deductions; and

     (5) after the partial surrender, the policy continues to qualify as life insurance.

When a partial surrender is made, the cash value will be reduced by the amount of the partial surrender. Further, the specified amount will be reduced by the amount necessary to prevent any increase to the net amount at risk, unless the partial surrender is treated as a preferred partial surrender.

Preferred Partial Surrenders

A partial surrender is considered a preferred partial surrender if the following conditions are met:

     (1)  the surrender occurs before the 15th policy anniversary; and

     (2) the surrender amount plus the amount of any previous preferred policy surrenders in that same policy year does not exceed 10% of the cash surrender value as of the beginning of the policy year.

Reduction of the Specified Amount

When a partial surrender is made, in addition to the cash value being reduced by the amount of the partial surrender, the specified amount may also be reduced (except in the case of a preferred partial surrender). The reduction to the specified amount will be made in the following order:

     (1)  against the most recent increase in the specified amount;

     (2) against the next most recent increases in the specified amount in succession; and

     (3)  against the specified amount under the original application.

Nationwide reserves the right to deduct a fee from the partial surrender amount. The maximum fee is $25 or 5% of the partial surrender amount, whichever is less. Preferred partial surrenders are not subject to this fee. Certain partial surrenders may result in currently taxable income and tax penalties.

INCOME TAX WITHHOLDING

Federal law requires Nationwide to withhold income tax from any portion of surrender proceeds subject to tax. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of his or her request not to withhold. If a policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax. Policy owners should consult a tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following:

     (1)  the value each year of the life insurance protection provided;

     (2)  an amount equal to any employer-paid premiums; or

     (3) some or all of the amount by which the current value exceeds the employer's interest in the policy.

Participants should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

VARIATION IN CASH VALUE

On any date during the policy year, the cash value equals the cash value on the preceding valuation date, plus any net premium applied since the previous valuation date, minus any partial surrenders, plus or minus any investment results, minus any surrender charge for decreases in specified amount, and less any policy charges.

There is no guaranteed cash value. The cash value will vary with the investment experience of the variable account and/or the daily crediting of interest in the fixed account and policy loan account depending on the allocation of cash value by the policy owner.

POLICY PROVISIONS

POLICY OWNER

While the insured is living, all rights in this policy are vested in the policy owner named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a contingent policy owner or a new policy owner while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received. Nationwide may require that the policy be submitted for endorsement before making a change.

If the policy owner is other than the insured, names no contingent policy owner, and dies before the insured, the policy owner's rights in this policy belong to the policy owner's estate.

BENEFICIARY

The beneficiary(ies) will be as named in the application or as subsequently changed, subject to assignment, if any.

The policy owner may name a new beneficiary while the insured is living. Any change must be in a written form satisfactory to Nationwide and received at Nationwide's home office. Once received, the change will be effective when signed. The change will not affect any payment made or action taken by Nationwide before it was received.

If any beneficiary predeceases the insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. Multiple beneficiaries will be paid in equal shares, unless otherwise provided. If no named beneficiary survives the insured, the death proceeds will be paid to the policy owner or the policy owner's estate.

CHANGES IN EXISTING INSURANCE COVERAGE

The policy owner may request certain changes in the insurance coverage under the policy. Requests must be in writing and received by Nationwide. No change will take effect unless the cash surrender value after the change is sufficient to keep the policy in force for at least 3 months.

Specified Amount Increases

After the first policy year, the policy owner may request an increase to the specified amount. Any increase will be subject to the following conditions:

     (1)  the request must be applied for in writing;

     (2)  satisfactory evidence of insurability must be provided;

     (3)  the increase must be for a minimum of $10,000;

     (4) the cash surrender value is sufficient to continue the policy in force for at least 3 months; and

     (5) the age at the time of increase must satisfy the same age requirements as new issues.

Any approved increase will have an effective date of the monthly anniversary day on or next following the date Nationwide approves the supplemental application. Nationwide reserves the right to limit the number of specified amount increases to one each policy year.

Specified Amount Decreases

After the first policy year, the policy owner may also request a decrease to the specified amount. Any approved decrease will be effective on the monthly anniversary day on or next following the date Nationwide receives the request. Any such decrease shall reduce the insurance in the following order:

     (1)  against insurance provided by the most recent increase;

     (2)  against the next most recent increases successively; and

     (3)  against insurance provided under the original application.

Nationwide reserves the right to limit the number of specified amount decreases to one each policy year. Nationwide will refuse a request for a decrease which would:

     (1) reduce the specified amount to less than the minimum specified amount; or

     (2) disqualify the policy as a contract for life insurance.

OPERATION OF THE POLICY

ALLOCATION OF NET PREMIUM AND CASH VALUE

Nationwide allocates premium payments to sub-accounts or the fixed account, as instructed by policy owners. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of allocations must equal 100%. Future premium allocations may be changed by giving written notice to Nationwide.

Premiums allocated to a sub-account on the application are allocated to the NSAT Money Market Fund during the period the policy owner may cancel the policy, unless a specific state requires premiums to be allocated to the fixed account. (In New York, premiums are allocated to either the NSAT Money Market Fund or the fixed account based on the policy owner's election.) At the expiration of this period, the premiums are used to purchase shares of the underlying mutual funds specified by the policy owner at net asset value for the respective sub-account(s).


The policy owner may change the allocation of net premiums or may transfer cash value from one sub-account to another. Changes are subject to the terms and conditions imposed by each underlying mutual fund and those found in this prospectus. Net premiums allocated to the fixed account at the time of application may not be transferred from the fixed account prior to the first policy anniversary (see "Transfers").

HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The accumulation unit value for a valuation period is determined by multiplying the accumulation unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period. Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

NET INVESTMENT FACTOR

The net investment factor for any valuation period is determined by dividing (a) by (b) where:

(a)    is:

       (1) the net asset value per share of the underlying mutual fund held in the sub-account as of the end of the current valuation period; and

       (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value per share of the underlying mutual fund determined as of the end of the immediately preceding valuation period.

The net investment factor may be greater or less than one; therefore, the value of an accumulation unit may increase or decrease. Currently, Nationwide does not maintain a tax reserve with respect to the policies since income with respect to the underlying mutual funds is not taxable to Nationwide or the variable account. Nationwide reserves the right to adjust the calculation of the net investment factor to reflect a tax reserve should such income of other items become taxable to Nationwide. It should be noted that changes in the net investment factor may not be directly proportional to changes in the net asset value of underlying mutual fund shares, because of the deduction for mortality and expense risk charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE

The cash value is the sum of the value of all variable account accumulation units attributable to the policy plus amounts credited to the fixed account and the policy loan account. Nationwide will determine the value of the assets in a variable account at the end of each valuation day. The cash value will be determined at least monthly.

The number of accumulation units credited to each sub-account is determined by dividing the net amount allocated to the sub-account by the accumulation unit value for the sub-account for the valuation period during which the premium is received by Nationwide. In the event part or all of the cash value is surrendered or charges or deductions are made against the cash value, an appropriate number of accumulation units from the variable account and an appropriate amount from the fixed account will be deducted in the same proportion that the policy owner's interest in the variable account and the fixed account bears to the total cash value.

The cash value in the fixed account and the policy loan account is credited with interest daily at an effective annual rate which

Nationwide periodically declares. The annual effective rate will never be less than 3%. (For a description of the annual effective credited rates, see "The Fixed Account" and "Policy Loans.") Upon request, Nationwide will inform the policy owner of the then applicable rates for each account.

TRANSFERS

Policy owners can transfer allocations without penalty or adjustment subject to the following conditions:

     - Nationwide reserves the right to restrict transfers between the fixed account and the sub-accounts to one per policy year.

     - transfers made to the fixed account may not be made in the first policy year.

     - Nationwide reserves the right to restrict the amount transferred from the fixed account to 20% of that portion of the cash value attributable to the fixed account as of the end of the previous policy year (subject to state restrictions). Policy owners who have entered into Dollar Cost Averaging agreements with Nationwide may transfer under the terms of that agreement.

     - Nationwide reserves the right to restrict the amount transferred to the fixed account to 20% of that portion of cash value attributable to the sub-accounts as of the close of business of the prior valuation period.

     - Nationwide reserves the right to refuse a transfer to the fixed account if the fixed account value is greater than or equal to 30% of the total policy value.

Transfer Requests

Nationwide will accept transfer requests in writing or in those states that allow, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following instructions it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to policy owners.

Market-Timing Firms

Some policy owners may use market-timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market- timing firms will submit transfer requests on behalf of multiple policy owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage policy owners not using market-timing firms. To avoid this, Nationwide may modify the transfer rights of policy owners who use market-timing firms (or other third parties) to initiate transfers on their behalf.

The transfer rights of individual policy owners will not be modified in any way when instructions are submitted directly by the policy owner, or by the policy owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect policy owners, Nationwide may refuse transfer requests:

     - submitted by any agent acting under a power of attorney on behalf of more than one policy owner; or

     - submitted on behalf of individual policy owners who have executed pre-authorized exchange forms which are submitted by market-timing firms (or other third parties) on behalf of more than one policy owner at the same time.

Nationwide will not restrict transfer rights unless Nationwide believes it to be necessary for the protection of all policy owners.

RIGHT TO REVOKE

A policy owner may cancel the policy by returning it by the latest of:

     -    10 days after receiving the policy;

     -    45 days after signing the application; or

     -    10 days after Nationwide delivers a Notice of Right of Withdrawal.

The policy can be mailed to the registered representative who sold it, or directly to Nationwide.


Returned policies are deemed void from the beginning. Nationwide will refund the amount prescribed by the state in which the policy was issued within seven days after it receives the policy. (In New York, Nationwide will refund any premiums paid.) The refunded policy value will reflect the deduction of any policy charges, unless otherwise required by law. This right varies by state.


POLICY LOANS

TAKING A POLICY LOAN


The policy owner may take a policy loan at any time using the policy as security. In states other than New York, maximum policy indebtedness is limited to cash value attributable to both fixed and policy loan accounts, and 90% of the cash value of the variable account, less any surrender charges. In New York, maximum policy indebtedness is limited to 90% of the cash value attributable to the fixed account, policy loan account, and variable account, less any surrender charges. Nationwide will not grant a loan for an amount less than $200. Policy indebtedness will be deducted from the death benefit, cash surrender value upon surrender, or the maturity proceeds.


Any request for a policy loan must be in written form. The request must be signed. Certain policy loans may result in currently taxable income and tax penalties.

A policy owner considering the use of policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the policy from lapsing. The amount of the payments necessary to prevent the policy from lapsing will increase with age.

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the variable account to the policy loan account. If the assets relating to a policy are held in more than one sub-account, withdrawals from the sub-accounts will be made in proportion to the assets in each sub-account at the time of the loan. Policy loans will be transferred from the fixed account only when sufficient amounts are not available in the sub-accounts.

The amount taken out of the variable account will not be affected by the variable account's investment experience while the loan is outstanding.

INTEREST

The annual effective loan interest rate charged on policy loans is 3.9%.

On a current basis, the cash value in the policy loan account is credited with an annual effective rate of 3% during policy years 1 through 10 and an annual effective rate of 3.9% during the 11th and subsequent policy years. Nationwide may change the current interest crediting rate on the policy loans at any time at its sole discretion. However, the crediting rate is guaranteed never to be lower than 3% during policy years 1 through 10 and 3.65% during the 11th and subsequent policy years.

If it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, Nationwide retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which Nationwide considers to be more likely to result in the transaction being treated as a loan under federal tax law.

Amounts transferred to the policy loan account will earn interest daily from the date of transfer. The earned interest is transferred from the policy loan account to the variable account or the fixed account on each policy anniversary, at the time a new loan is requested, or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each policy year or at the time of loan repayment. Unpaid interest will be added to the existing policy indebtedness as of the due date and will be charged interest at the same rate as the rest of the indebtedness.

Whenever the total policy indebtedness exceeds the cash value less any surrender charges, and if the guaranteed policy continuation provision is not in effect, Nationwide will send a notice to the policy owner and the assignee, if any. The policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total policy indebtedness to an amount equal to the total cash value less any surrender charges plus an amount sufficient to continue the policy in force for 3 months. Alternatively, if the policy is in the guaranteed policy continuation period, a payment which will bring the guaranteed policy continuation provision into effect will be considered sufficient if such an amount is less than the premium required to bring the cash surrender value to zero and cover 3 months of deductions.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A policy loan, whether or not repaid, will have a permanent effect on the death benefit and cash value because the investment results of the variable account or the fixed account will apply only to the non-loaned portion of the cash value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the variable account or the fixed account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the indebtedness may be repaid at any time while the policy is in force during the insured's lifetime. Any payment intended as a premium payment, rather than a loan repayment, must be identified as such. Loan repayments will be credited to the sub-accounts and the fixed account in proportion to the policy owner's underlying mutual fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. Nationwide reserves the right to require that any loan repayments resulting from policy loans transferred from the fixed account must be first allocated to the fixed account.

ASSIGNMENT

While the insured is living, the policy owner may assign his or her rights in the policy. The assignment must be in writing, signed by the policy owner and received at Nationwide's home office. Prior to being received, assignments will not affect any payments made or actions taken by Nationwide. Nationwide is not responsible for any assignment not submitted, nor is Nationwide responsible for the sufficiency of any assignment. Assignments are subject to any indebtedness owed to Nationwide before being received.

POLICY OWNER SERVICES

DOLLAR COST AVERAGING


Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. This program is not available in the State of New York. Nationwide does not guarantee that this program will result in profit or protect policy owners from loss.


Policy owners direct Nationwide to automatically transfer specified amounts from the fixed account, Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Government Bond Fund, NSAT Nationwide High Income Bond Fund, and the NSAT Money Market Fund.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the policy owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide reserves the right to assess a processing fee for this service.

DEATH BENEFIT INFORMATION

CALCULATION OF THE DEATH BENEFIT


At issue, the policy owner irrevocably elects either of the following tests qualifying the policy as life insurance under Section 7702 of the Internal Revenue Code: (1) the guideline premium/cash value corridor test; or (2) the cash value accumulation test. The cash value accumulation test is not available on policies issued for delivery in the State of New York.


While the policy is in force, the death benefit will never be less than the specified amount. The death benefit may vary with the cash value of the policy, which depends on investment performance.


In states other than New York, the policy owner may choose one of three death benefit options. In New York, only death benefit Options 1 and 2 are available.


OPTION 1: the death benefit will be the greater of the specified amount or minimum required death benefit. Under OPTION 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, see the illustrations in Appendix C.

OPTION 2: the death benefit will be the greater of the specified amount plus the cash value as of the date of death, or minimum required death benefit and will vary directly with the investment performance.

OPTION 3: the death benefit is the greater of the minimum required death benefit or the sum of the specified amount on the date of death and accumulated premium account which consists of all premium payments accumulated to date of death less partial surrenders accumulated to date of death. The accumulations will be calculated based on the OPTION 3 interest rate shown on the policy data page. In no event will the accumulated premium account be less than zero or greater than the maximum accumulated premium account shown on the policy data page.

For any death benefit option, the calculation of the minimum required death benefit is shown on the policy data page. The minimum required death benefit is the lowest death benefit which will qualify the policy as life insurance under
Section 7702 of the Internal Revenue Code. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

CHANGES IN THE DEATH BENEFIT OPTION

After the first policy year, the policy owner may elect to change the death benefit option under the policy from either Option 1 to Option 2, or from Option 2 to Option 1. Only one change of death benefit option is permitted per policy year. The effective date of a change will be the monthly anniversary day following the date the change is approved by Nationwide.

In order for any change in the death benefit option to become effective, the cash surrender value, after a change, must be sufficient to keep the policy in force for at least three months.

Nationwide will adjust the specified amount so that the net amount at risk remains constant before and after the death benefit option change. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations under Section 7702 of the Internal Revenue Code where the policy owner has selected guideline premium/cash value corridor test.

PROCEEDS PAYABLE ON DEATH

The actual death proceeds payable on the insured's death will be the death benefit as described above, less any policy indebtedness, and less any unpaid policy charges. Under certain circumstances, the death proceeds may be adjusted (see "Incontestability," "Error in Age or Sex," and "Suicide").

INCONTESTABILITY

Nationwide will not contest payment of the death proceeds based on the initial specified amount after the policy has been in force during the insured's lifetime for 2 years from the policy date. For any increase in specified amount requiring evidence of insurability, Nationwide will not contest payment of the death proceeds based on such an increase after it has been in force during the insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the insured has been misstated, the death benefit and cash value will be adjusted. The cash value will be adjusted to reflect the cost of insurance charges on the correct age and sex from the policy date.

SUICIDE

If the insured dies by suicide, while sane or insane, within two years from the policy date, Nationwide will pay no more than the sum of the premiums paid, less any indebtedness and less any partial surrenders. If the insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, Nationwide will pay no more than the amount paid for the additional benefit.

MATURITY PROCEEDS

The maturity date is the policy anniversary on or next following the insured's 100th birthday. If the policy is still in force, maturity proceeds are payable to the policy owner on the maturity date. Maturity proceeds are equal to the amount of the policy's cash value, less any indebtedness.

EXCHANGE RIGHTS

The policy owner may exchange the policy for a flexible premium adjustable life insurance policy offered by Nationwide on the policy date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the policy date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original policy. Any indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the policy owner, Nationwide will pay the excess to the policy owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

GRACE PERIOD AND GUARANTEED POLICY CONTINUATION PERIOD

GRACE PERIOD

If the cash surrender value on a monthly anniversary day is not sufficient to cover the current monthly deduction, and the guaranteed policy continuation provision is not in effect, a grace period will be allowed for the payment of a premium of the lesser of at least three times the current monthly deduction and the premium required to bring the guaranteed policy continuation provision back into effect. Nationwide will send the policy owner a notice at the start of the grace period, at the address in the application or another address specified by the policy owner, stating the amount of premium required. The grace period will end 61 days after the day the notice is mailed. If sufficient premium is not received by Nationwide by the end of the grace period, the policy will lapse without value. If death proceeds become payable during the grace period, Nationwide will pay the death proceeds.

GUARANTEED POLICY CONTINUATION PERIOD

This policy will not lapse during the guaranteed policy continuation period provided that on each monthly anniversary day (1) is greater than or equal to
(2) where:

   (1) is the sum of all premiums paid to date minus any indebtedness, and minus any partial surrenders; and

   (2) is the sum of minimum monthly premiums required since the policy date including the minimum monthly premium for the current monthly anniversary day.

The guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 55, the guaranteed policy continuation period is 10 policy years.

This provision is subject to state insurance restrictions. In New York, the guaranteed policy continuation period is the lesser of 30 policy years or the number of policy years until the insured reaches attained age 65. For policies issued to ages greater than 62, the guaranteed policy continuation period is 3 policy years. In Texas, the guaranteed policy continuation period is 9 policy years for all issue ages. In Massachusetts, the guaranteed policy continuation period is 5 policy years for all issue ages.

REINSTATEMENT

If the grace period ends and the policy owner has neither paid the required premium nor surrendered the policy for its cash surrender value, the policy owner may reinstate the policy by:

     (1) submitting a written request at any time within 3 years after the end of the grace period and prior to the maturity date;

     (2)  providing evidence of insurability satisfactory to Nationwide;

     (3) paying sufficient premium to cover all policy charges that were due and unpaid during the grace period;

     (4) paying sufficient premium to keep the policy in force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

          (a) is premium sufficient to keep the policy in force for 3 months from the date of reinstatement; and

          (b) is premium sufficient to bring the guaranteed policy continuation provision into effect; and

     (5) paying or reinstating any indebtedness against the policy which existed at the end of the grace period.

The effective date of a reinstated policy will be the monthly anniversary day on or next following the date the application for reinstatement is approved by Nationwide. If the policy is reinstated, the cash value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     (1)  the cash value at the end of the grace period; or

     (2) the surrender charge for the policy year in which the policy was reinstated.

Amounts allocated to underlying mutual funds at the start of the grace period will be reinstated, unless the policy owner provides otherwise.

TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Internal Revenue Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. Nationwide will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Internal Revenue Code.

Section 7702A of the Internal Revenue Code defines modified endowment contracts as those policies issued or materially changed on or after

June 21, 1988 on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Internal Revenue Code states that taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) are subject to federal income taxes in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Internal Revenue Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of an annuity to the policy owner as defined in the Internal Revenue Code. Under certain circumstances, certain distributions made under a policy on the life of a "terminally ill individual", as that term is defined in the Internal Revenue Code, are excludable from gross income.

The policies offered by this prospectus may or may not be issued as modified endowment contracts. Nationwide will monitor premiums paid and will notify the policy owner when the policy's non-modified endowment status is in jeopardy. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Internal Revenue Code. The policy owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the policy. Under certain conditions, a policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A(c) of the Internal Revenue Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Internal Revenue Code requires that the investments of separate accounts such as the variable account be adequately diversified. Regulations under 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or Nationwide pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner.

If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.

Representatives of the IRS have suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

Nationwide will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the sub-account investments to remain in compliance.

A total surrender or cancellation of the policy by lapse or the maturity of the policy on its maturity date may have adverse tax consequences. If the amount received by the policy owner plus total policy indebtedness exceeds the premiums paid into the policy, the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived). The mandatory back-up withholding rate is 31% of the income that is distributed and will arise of no taxpayer identification number is provided to Nationwide, or if the IRS notifies Nationwide that back-up withholding is required.

FEDERAL ESTATE AND GENERATION-SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 2000, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.

When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership is, in general, any right that may be exercised by the policy owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

If the policy owner (whether or not he or she is the insured) transfers ownership of the policy to another person, such transfer may be subject to a federal gift tax. In addition, if such policy owner transfers the policy to someone two or more generations younger than the policy owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the policy.

Similarly, if the beneficiary is two or more generations younger than the insured, the payment of the death proceeds at the death of the insured may be subject to the GSTT. Pursuant to regulations recently promulgated by the U.S. Secretary of the Treasury, Nationwide may be required to withhold a portion of the death proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes.

The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the policy owner should consult with counsel and other competent advisors regarding these taxes.

NON-RESIDENT ALIENS

Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding, at a statutory rate of 30% of the amount of income that is distributed. Nationwide is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to Nationwide sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. In addition, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to Nationwide prior to the distribution. If Nationwide does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, Nationwide will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to Nationwide that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includible in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary.

TAXATION OF NATIONWIDE

Nationwide is taxed as a life insurance company under the Internal Revenue Code. Since the variable account is not a separate entity from Nationwide and its operations form a part of Nationwide, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the variable account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

Nationwide does not initially expect to incur any federal income tax liability that would be chargeable to the variable account. Based upon these expectations, no charge is currently being made against the variable account for federal income taxes. If, however, Nationwide determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the variable account.

Nationwide may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on Nationwide's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

The Internal Revenue Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be at variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the policy.

If the policy owner, insured, or beneficiary or other person receiving any benefit or interest in or from the policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, the death proceeds, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice, and should not take the place of your independent legal, tax and/or financial advisor.

LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from premiums made on or after August 1, 1983. The policies offered by this prospectus are based upon actuarial tables which distinguish between men and women. Thus the policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

STATE REGULATION

Nationwide is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of Nationwide for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine Nationwide's contract liabilities and reserves so that the Insurance Department may certify the items are correct. Nationwide's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Nationwide is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

REPORTS TO POLICY OWNERS

Nationwide will mail to the policy owner at the last known address of record:

     - an annual statement containing: the amount of the current death benefit, cash value, cash surrender value, premiums paid, monthly charges deducted, amounts invested in the fixed account and the sub-accounts, and policy indebtedness;

     - annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account; and

     - statements of significant transactions, such as changes in specified amount, changes in death benefit options, changes in future premium allocations, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement and termination.

ADVERTISING

Nationwide is ranked and rated by independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the investment experience or financial strength of the variable account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance

Company et al.). In this lawsuit, plaintiffs sought to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the District Court denied, in part, and granted, in part, motions to dismiss the complaint filed by Nationwide and American Century. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy, and breach of contract. The District Court, on December 2, 1998, issued an order denying plaintiffs' motion for class certification and the appeals court declined to review the order denying class certification upon interlocutory appeal. On June 11, 1999, the District Court denied the plaintiffs' motion to amend their complaint and reconsider class certification. In January 2000, Nationwide and American Century settled this lawsuit now limited to the claims of the two named plaintiffs. On February 9, 2000, the court dismissed this lawsuit with prejudice.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.


There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.


The general distributor, NISC, is not engaged in any litigation of any material nature.


EXPERTS

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the policies offered hereby. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable account, Nationwide, and the policies offered hereby. Statements contained in this prospectus as to the content of policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

DISTRIBUTION OF THE POLICIES


The policies will be sold by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD"). The policies will be distributed by the general distributor, NISC. NISC was organized as an Oklahoma corporation on March 19, 1974. NISC is a wholly owned subsidiary of Nationwide and a member of the NASD.

NISC acts as general distributor for the following separate accounts, all of which are separate investment accounts of Nationwide or its affiliates:
     -    Nationwide VLI Separate Account-2
     -    Nationwide VLI Separate Account-3
     -    Nationwide VLI Separate Account-4
     -    Nationwide VLI Separate Account-5
     -    Nationwide Multi-Flex Variable Account
     -    Nationwide DC Variable Account
     -    Nationwide DCVA-II
     -    NACo Variable Account
     -    Nationwide Variable Account
     -    Nationwide Variable Account-II
     -    Nationwide Variable Account-5
     -    Nationwide Variable Account-6
     -    Nationwide Variable Account-8
     -    Nationwide Variable Account-9
     -    Nationwide Variable Account-10
     -    Nationwide Variable Account-11
     -    Nationwide VA Separate Account-A
     -    Nationwide VA Separate Account-B
     -    Nationwide VA Separate Account-C
     -    Nationwide VL Separate Account-A
     -    Nationwide VL Separate Account-B
     -    Nationwide VL Separate Account-C
     -    Nationwide VL Separate Account-D.


Gross first year commissions paid by Nationwide on the sale of these policies plus fees for marketing services are not more than 6.75% of the premiums paid.


No underwriting commissions have been paid by Nationwide to NISC.

NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Joseph J. Gasper                                              Chairman of the Board and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Dimon R. McFerson                                     Chairman and Chief Executive Officer and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Richard A. Karas                                                  Vice Chairman and Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane C. Meek                                                             President
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Philip C. Gath                                                             Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Susan A. Wolken                                                            Director
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert A. Oakley                                      Executive Vice President - Chief Financial Officer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Robert J. Woodward, Jr.                              Executive Vice President - Chief Investment Officer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------

                                       33

 ------------------------------------------------------------------------------------------------------------------
                                                                     POSITIONS AND OFFICES
       NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
 ------------------------------------------------------------------------------------------------------------------
 Mark R. Thresher                                             Senior Vice President and Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Barbara J. Shane                                             Vice President - Compliance Officer
 Two Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Alan A. Todryk                                                    Vice President - Taxation
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 John F. Delaloye                                                     Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Glenn W. Soden                                                       Assistant Secretary
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 E. Gary Berndt                                                       Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Duane M. Campbell                                                    Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------
 Terry C. Smetzer                                                     Assistant Treasurer
 One Nationwide Plaza
 Columbus, OH 43215
 ------------------------------------------------------------------------------------------------------------------



ADDITIONAL INFORMATION ABOUT NATIONWIDE

The life insurance business, including annuities, is the only business in which Nationwide is engaged.

Nationwide markets its policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker/dealer firms.


Nationwide serves as depositor for the following separate investment accounts, each of which is a registered investment company:
     -    Nationwide Variable Account;
     -    Nationwide Variable Account-II;
     -    Nationwide Variable Account-3;
     -    Nationwide Variable Account-4;
     -    Nationwide Variable Account-5;
     -    Nationwide Variable Account-6;
     -    Nationwide Fidelity Advisor Variable Account;
     -    Nationwide Variable Account-8;
     -    Nationwide Variable Account-9;
     -    Nationwide Variable Account-10;
     -    Nationwide Variable Account-11;
     -    MFS Variable Account;
     -    Nationwide Multi-Flex Variable Account;
     -    Nationwide VLI Separate Account;
     -    Nationwide VLI Separate Account-2;
     -    Nationwide VLI Separate Account-3;
     -    Nationwide VLI Separate Account-4;
     -    Nationwide VLI Separate Account-5;
     -    NACo Variable Account;
     -    Nationwide DC Variable Account; and the
     -    Nationwide DCVA-II.


Nationwide, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

Nationwide operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, Nationwide shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.


Nationwide does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. Nationwide shares its home office, other facilities and equipment with Nationwide Mutual Insurance Company.


Company Management


Nationwide and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide group of companies. The companies listed above have substantially common boards of directors and officers.


Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide. NFS serves as a holding company for other financial institutions. Nationwide is the sole owner of Nationwide Life and Annuity Insurance Company.


Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide group of companies. Messrs. McFerson, Gasper, Woodward and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Investment Services Corporation, a registered broker-dealer affiliated with the Nationwide group of companies.


DIRECTORS OF NATIONWIDE
------------------------------------- --------------------------- ----------------------------------------------------
DIRECTORS OF THE DEPOSITOR NAME AND
     PRINCIPAL BUSINESS ADDRESS         POSITIONS AND OFFICES
                                            WITH DEPOSITOR        PRINCIPAL OCCUPATION
------------------------------------- --------------------------- ----------------------------------------------------

Lewis J. Alphin                                Director           Farm Owner and Operator, Bell Farms (1)
519 Bethel Church Road
Mount Olive, NC 28365-6107
------------------------------------- --------------------------- ----------------------------------------------------
A. I. Bell                                     Director           Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701
------------------------------------- --------------------------- ----------------------------------------------------
Kenneth D. Davis                               Director           Farm Owner and Operator (1)
7229 Woodmansee Road
Leesburg, OH 45135
------------------------------------- --------------------------- ----------------------------------------------------
Keith W. Eckel                                 Director           Partner, Fred W. Eckel Sons; President, Eckel
1647 Falls Road                                                   Farms, Inc. (1)
Clarks Summit, PA 18411
------------------------------------- --------------------------- ----------------------------------------------------
Willard J. Engel                               Director           Retired General Manager, Lyon County Co-operative
301 East Marshall Street                                          Oil Company (1)
Marshall, MN 56258
------------------------------------- --------------------------- ----------------------------------------------------
Fred C. Finney                                 Director           Owner and Operator, Moreland Fruit Farm; Operator,
1558 West Moreland Road                                           Melrose Orchard (1)
Wooster, OH 44691
------------------------------------- --------------------------- ----------------------------------------------------
Joseph J. Gasper                      President and Chief         President and Chief Operating Officer, Nationwide
One Nationwide Plaza                  Operating Officer and       Life Insurance Company and Nationwide Life and
Columbus, OH 43215                    Director                    Annuity Insurance Company (2)
------------------------------------- --------------------------- ----------------------------------------------------
Dimon R. McFerson                     Chairman and Chief          Chairman and Chief Executive Officer- (2)
One Nationwide Plaza                  Executive Officer and
Columbus, OH 43215                    Director
------------------------------------- --------------------------- ----------------------------------------------------



------------------------------------- --------------------------- ----------------------------------------------------
Directors of the Depositor
Name and Principal Business
        Address                          Positions and Offices
                                            With Depositor        Principal Occupation
------------------------------------- --------------------------- ----------------------------------------------------
David O. Miller                       Chairman of the Board and   President, Owen Potato Farm, Inc.; Partner, M&M
115 Sprague Drive                     Director                    Enterprises (1)
Hebron, OH 43025
------------------------------------- --------------------------- ----------------------------------------------------

Yvonne L. Montgomery                           Director           Senior Vice President and General Manager, Public
Xerox Corporation                                                 Sector Worldwide/Document Solutions Group
Suite 200                                                         Xerox Corporation (2)
1401 H Street NW
Washington, DC 20007
------------------------------------- --------------------------- ----------------------------------------------------
Ralph M. Paige                                 Director           Executive Director Federation of Southern
Federation of Southern                                            Cooperatives/Land Assistance Fund
Cooperatives/Land Assistance Fund
2769 Church Street
East Point, GA 30344
------------------------------------- --------------------------- ----------------------------------------------------
James F. Patterson                             Director           Vice President, Pattersons, Inc.; President,
8765 Mulberry Road                                                Patterson Farms, Inc. (1)
Chesterland, OH 44026
------------------------------------- --------------------------- ----------------------------------------------------
Arden L. Shisler                               Director           President and Chief Executive Officer, K&B
1356 North Wenger Road                                            Transport, Inc. (1)
Dalton, OH 44618
------------------------------------- --------------------------- ----------------------------------------------------
Robert L. Stewart                              Director           Owner and Operator Sunnydale Farms and Mining (1)
88740 Fairview Road
Jewett, OH 43986
------------------------------------- --------------------------- ----------------------------------------------------
Nancy C. Thomas                                Director           Co-owner, Thomas Farms (2)
1767D Westwood Avenue
Alliance, OH 44601
------------------------------------- --------------------------- ----------------------------------------------------


(1)      Principal occupation for last 5 years.
(2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.


Each of the directors is a director of the other major insurance affiliates of the Nationwide group of companies except Mr. Gasper who is a director only of the Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Messrs. McFerson and Gasper are directors of Nationwide Investment Serices Corporation, a registered broker-dealer.


Messrs. McFerson, Miller, Patterson, and Shisler are directors of Nationwide Financial Services, Inc. Mr. McFerson and Ms. Thomas are trustees of Nationwide Mutual Funds, a registered investment company. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is trustee of Financial Horizons Investment Trust and Nationwide Mutual Funds, registered investment companies.

EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE DEPOSITOR                         OFFICES OF THE DEPOSITOR
NAME AND PRINCIPAL BUSINESS ADDRESS
-------------------------------------------------------------------------------------------------------------------

Richard D. Headley                                Executive Vice President - Chief  Information Technology Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                  Executive Vice President - Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                           Executive Vice President - Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
James E. Brock                                    Senior Vice President - Corporate Development
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Charles A. Bryan                                  Senior Vice President - Chief Actuary - Property and Casualty
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
John R. Cook, Jr.                                 Senior Vice President - Chief Communications Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David A. Diamond                                  Senior Vice President - Corporate Controller
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                    Senior Vice President - Chief Actuary - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Patricia R. Hatler                                Senior Vice President, General Counsel and Secretary
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David K. Hollingsworth                            Senior Vice President
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
David R. Jahn                                     Senior Vice President - Commercial Insurance
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Donna A. James                                    Senior Vice President - Chief Human Resources Officer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                  Senior Vice President - Sales - Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Gregory S. Lashutka                               Senior Vice President - Corporate Relations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President - Fixed Income Securities
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------


EXECUTIVE OFFICERS OF NATIONWIDE
-------------------------------------------------------------------------------------------------------------------
Officers of the Depositor                         Offices of the Depositor
Name and Principal Business Address
-------------------------------------------------------------------------------------------------------------------

Mark D. Phelan                                    Senior Vice President - Technology Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Douglas C. Robinette                              Senior Vice President - Claims and Financial Services
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                  Senior Vice President - Finance - Nationwide Financial
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Richard M. Waggoner                               Senior Vice President - Operations
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                   Senior Vice President - Product Management and Nationwide
One Nationwide Plaza                              Financial Marketing
Columbus, OH 43215



DIMON R. MCFERSON has been a Director since April 1988 and Chairman and Chief Executive Officer since April 1996. He was elected Chief Executive Officer in December 1992, and President and Chief Executive Officer in December 1993. He was President and General Manager of Nationwide Mutual Insurance Company from April 1988 to April 1991; President and Chief Operating Officer of Nationwide Mutual Insurance Company from April 1991 to December 1992; and President and Chief Executive Officer of Nationwide Mutual Insurance Company from December 1992 to April 1996. Mr. McFerson has been with Nationwide for 20 years.

JOSEPH J. GASPER has been President and Chief Operating Officer and Director of Nationwide since April 1996. Previously, he was Executive Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from April 1995 to April 1996. He was Senior Vice President - Property/Casualty Operations of Nationwide Mutual Insurance Company from September 1993 to April 1995. Prior to that time, Mr. Gasper held numerous positions within Nationwide. Mr. Gasper has been with Nationwide for 33 years.

LEWIS J. ALPHIN has been a Director of Nationwide since 1993. Mr. Alphin owns and operates an 800-acre farm in Mt. Olive, NC. He taught agriculture business at James Sprunt Community Collegy in Kenansville, NC for more than 22 years before retiring in 1994. He is the former board chairman of the Cape Fear Farm Credit Association, a member and former vice president, secretary/treasurer, and director of the Duplin County Agribusiness Council, and a former board member of the Southern States Cooperative (1986 to 1993). Mr. Alphin is a member of the Duplin County Farm Bureau, the North Carolina Farm Bureau, ad the Farm Credit Council. He is a member and former director of the Oak Wolfe Fire Department.

A. I. BELL has been a Director of Nationwide since April, 1998. Mr. Bell has served as a state trustee of the Ohio Farm Bureau Federation from 1991 to 1998 and as president that last four years. He oversees the Bell family farm in Zanesville, Ohio. The farm is the hub of a multi-family swine network, in addition to grain and beef operations. Mr. Bell has represented the Ohio Farm Bureau at state and national level activities, and has traveled internationally representing Ohio agriculture. In 1995, he was introduced into The Ohio State University Department of Animal Sciences Hall of Fame.

JAMES E. BROCK has been Senior Vice President - Corporate Development since July 1997. Previously, he was Senior Vice President - Company Operations from December 1996 to July 1997 and was also Senior Vice President - Life Company Operations from April 1996 to July 1997. Mr. Brock was Senior Vice President - Investment Products Operations from November 1990 to April 1996. Prior to that time, Mr. Brock held several positions within Nationwide. Mr. Brock has been with Nationwide for 30 years.

CHARLES A. BRYAN has been a Senior Vice President - Chief Actuary - Property and Casualty since 1998. Prior to joining Nationwide, Mr. Bryan was president, Chief Operating Officer of Direct Response Corporation from 1996 to 1998. Prior to that time, Mr. Bryan was a partner with Ernst & Young.

JOHN R. COOK, JR. has been Senior Vice President - Chief Communications Officer since May 1997. Previously, Mr. Cook was Senior Vice President - Chief Communications Officer of USAA from July 1989 to May 1997. Mr. Cook has been with Nationwide for 2 years.

KENNETH D. DAVIS has been a Director of Nationwide since April 1999. Mr. Davis is the immediate past president of the Ohio Farm Bureau Federation. He served as a member of the Ohio Farm Bureau Federation's board of trustees from 1989 until 1999. He served as first vice president of the board from 1994 until 1998. Mr. Davis serves on the board of directors of his local rural electric cooperatives and is a member of many agriculture organizations including the Ohio Corn Growers, Ohio Cattlemen's and Ohio Soybean associations.

DAVID A. DIAMOND has been Senior Vice President - Corporate Controller since August 1999. He was Vice President-Controller from August 1996 to August 1999. Previously, he was Vice President - Controller from October 1993 to August 1996. Prior to that time, Mr. Diamond held several positions within Nationwide. Mr. Diamond has been with Nationwide for 11 years.

KEITH W. ECKEL has been a Director of Nationwide since April 1996. Mr. Eckel is a partner of Fred W. Eckel Sons and president of Eckel Farms, Inc. in northeast Pennsylvania. He received the Master Farmer award from Penn State University in 1982. Mr. Eckel is a member of the Pennsylvania Agricultural Land Preservation Board. He is a former president of the Pennsylvania Farm Bureau, a position he held for 15 years, and the Lackawanna County Cooperative Extension Association. He has served as a board member and executive committee member of the American Farm Bureau Federation. He is a former vice president of the Pennsylvania Council of Cooperative Extension Associations and former board member of the Pennsylvania Vegetable Growers Association.


WILLARD J. ENGEL has been a Director of Nationwide since 1994. Mr. Engel served as general manager of Lyon County Co-Operative Oil Co. in Marshall, MN from 1975 to 1997, and occasionally serves on a consulting basis. He previously was a division manager of the Truman Farmers Elevator. He is a former director of the Western Co-op Transport in Montevideo, MN, a former director and legislative committee chairman of the Northwest Petroleum Association in St. Paul, and a former director of Farmland Industries in Kansas City.

FRED C. FINNEY has been a Director of Nationwide since 1992. Mr. Finney is the owner and operator of the Moreland Fruit Farm and operator of Melrose Orchard in Wooster, OH. He is past president of the Ohio Farm Bureau Federation, the Ohio Fruit Growers Society, Wayne County Farm Bureau, and the Westwood Ruritan Club. He is a member of the American Berry Cooperative.

PHILIP C. GATH has been Senior Vice President - Chief Actuary - Nationwide Financial since May 1998. Previously, Mr. Gath was Vice President - Product Manager - Individual Variable Annuity from July 1997 to May 1998.

Mr. Gath was Vice President - Individual Life Actuary from August 1989 to July 1997. Prior to that time, Mr. Gath held several positions within Nationwide. Mr. Gath has been with Nationwide for 31 years.

PATRICIA R. HATLER has been Senior Vice President, General Counsel and Secretary since April 2000. Previously, she was Senior Vice President and General Counsel from July 1999 to April 2000. Prior to that time, she was General Counsel and Corporate Secretary of Independence Blue Cross from 1983 to July 1999.

DAVID K. HOLLINGSWORTH has been Senior Vice President - Multi Channel and Sponsor Relations since August 1999. Previously, he was Senior Vice President - Marketing from June 1999 to August 1999. Prior to that time, has held numerous positions within the Nationwide group of companies. Mr. Hollingsworth has been with Nationwide for 25 years.

DAVID R. JAHN has been Senior Vice President - Commercial Insurance since March 1998. Previously, he was Vice President - Property/Casualty Operations and Vice President - Resource Management from March 1996 to January 1998. Prior to that time, Mr. Jahn has held numerous positions within the Nationwide group of companies. Mr. Jahn has been with Nationwide for 28 years.

DONNA A. JAMES has been Senior Vice President - Chief Human Resources Officer since May 1999. She was Senior Vice President - Human Resources from December 1997 to May 1999. Previously she was Vice President - Human Resources from July 1996 to December 1997. Prior to that time, Ms. James was Vice President - Assistant to the CEO of Nationwide from March 1996 to July 1996. From May 1994 to March 1996 she was Associate Vice President - Assistant to the CEO for Nationwide. Previously Ms. James held several positions within Nationwide. Ms. James has been with Nationwide for 18 years.

RICHARD D. HEADLEY has been Executive Vice President - Chief Information Technology Officer since May 1999. He was Senior Vice President - Chief Information Technology Officer from October 1997 to May 1999. Previously, Mr. Headley was Chairman and Chief Executive Officer of Banc One Services Corporation from 1992 to October 1997. From January 1975 until 1992 Mr. Headley held several positions with Banc One Corporation. Mr. Headly has been with Nationwide for 2 years.


RICHARD A. KARAS has been Senior Vice President - Sales - Financial Services since March 1993. Previously, he was Vice President - Sales - Financial Services from February 1989 to March 1993. Prior to that time, Mr. Karas held several positions within Nationwide. Mr. Karas has been with Nationwide for 35 years.

GREGORY S. LASHUTKA has been Senior Vice President - Corporate Relations since January 2000. Previously, he was the Mayor of the City of Columbus (Ohio) from January 1992 to December 1999. From January 1986 to December 1991, Mr. Lashutka was a Partner with Squire, Sanders & Dempsey. From January 1978 to December 1985, he was City Attorney for the City of Columbus (Ohio).

EDWIN P. MCCAUSLAND, JR. has been Senior Vice President - Fixed Income Securities since 1999. Mr. McCausland has 29 years of experience in insurance investments beginning his career in 1970 with Connecticut Mutual Life Insurance Company. He joined Phoenix Mutual Life Insurance Company in 1981 as second Vice President of Bond Investments and rising to Vice President of Pension Operations. He was Vice President and Managing Director of Mass Mutual Life Insurance Company prior to joining Nationwide.

DAVID O. MILLER has been a Director of Nationwide since November 1996. Mr. Miller has been Chairman of the Board since 1998. Mr. Miller is president of Owen Potato Farm, Inc. and a partner of M&M Enterprises in Licking County, OH. He is a director and board chairman of the National Cooperative Business

Association, director of Cooperative Business International and the International Cooperative Alliance, and serves on the educational executive committee of the National Council of Farmer Cooperatives. He was president of the Ohio Farm Bureau Federation from 1981 to 1985 and was vice president for six years. Mr. Miller served a two year term on the board of the American Farm Bureau Association. He is past president of the Ohio Vegetable and Potato Growers Association, and was a director of Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark.

YVONNE L. MONTGOMERY has been a Director of Nationwide since April, 1998. Ms. Montgomery is senior vice president/general manager - Public Sector Worldwide/Document Solutions Group for Xerox Corporation. A resident of Washington, DC, Ms. Montgomery is in charge of providing an integrated, industry-focused portfolio of document solutions and services to the public sector worldwide. Ms. Montgomery joined Xerox in 1976 as a sales representative and progressed through management positions, including vice president-field operations and executive assistant to the chairman and CEO.

ROBERT A. OAKLEY has been Executive Vice President - Chief Financial Officer since April 1995. Previously, he was Senior Vice President - Chief Financial Officer from October 1993 to April 1995. Prior to that time, Mr. Oakley held several positions within Nationwide. Mr. Oakley has been with Nationwide for 24 years.


RALPH M. PAIGE has been a Director of Nationwide since April 1999. Mr. Paige has been the Executive Director of the Federation of Southern Cooperatives/Land Assistance Fund since 1969. Mr. Paige also served as the National Field Director/Georgia State Director from 1981 to 1984.


JAMES F. PATTERSON has been a Director of Nationwide since April 1989. Mr. Patterson is president of Patterson Farms, Inc. and has operated Patterson Fruit Farm in Chesterland, OH since 1964. Mr. Patterson is on the boards of The Ohio State University Hospitals Health System in Cleveland, Geauga Hospital, Inc. and the National Cooperative Business Association. He is past president of the Ohio Farm Bureau Federation and former member of Cleveland Foundation's Lake and Geauga Advisory Committees.

MARK D. PHELAN has been Senior Vice President - Technology Services since 1998. His previous management experience includes five years (1977-1982) with the data processing division's sales group at IBM Corporation. From 1982 through 1990, Mr. Phelan served as director of AT&T's Consumer Communications Services Group and he was subsequently promoted to sales vice president for the Eastern Region of the Business Communications Services Division. In 1992, he became executive vice president-sales and marketing for the Electronic Commerce Division of Checkfree Corporation, a position he held for five years. From 1997 until 1998, he was in private consulting.

DOUGLAS C. ROBINETTE has been Senior Vice President - Claims and Financial Services since 1999. Previously, he was Senior Vice President - Marketing and Product Management from May 1998 to 1999. Previously, Mr. Robinette was Executive Vice President, Customer Services of Employers Insurance of Wausau (Wausau), a member of the Nationwide group until December 1998, from September 1996 to May 1998. Prior to that time he was Executive Vice President, Finance and Insurance Services of Wausau from May 1995 to September 1996. From November 1994 to May 1995 Mr. Robinette was Senior Vice President, Finance and Insurance Services of Wausau. From May 1993 to November 1994 he was Senior Vice President, Finance of Wausau. Prior to that time, Mr. Robinette held several positions within the Nationwide group. Mr. Robinette has been with the Nationwide group for 13 years.

ARDEN L. SHISLER has been a Director of Nationwide since 1984. Mr. Shisler is president and chief executive officer of K&B Transport, Inc., a trucking firm in Dalton, OH. He is a director of the National Cooperative Business Association in Washington, DC. He is a former board member and vice president of the Ohio Farm Bureau Federation and past president of the Ohio Agricultural Marketing Association, an Ohio Farm Bureau Federation subsidiary. He is a member of the Ohio Trucking Association, the Ohio Trucking Safety Council, the Wayne County Farm Bureau, Cornerstone Community Church, the Advisory Committee of The Ohio State University Agriculture Technical Institute and a board member of the Wilderness Center.

ROBERT L. STEWART has been a Director of Nationwide since 1989. Mr. Stewart is the owner and operator of Sunnydale Farms and Mining in Jewett, OH. He served on the board of the Ohio Farm Bureau Federation and as president of the Ohio Holstein Association board. Mr. Stewart was a director of the Ohio Agricultural Stabilization and Conservation Service board and Landmark, Inc. a farm supply cooperative which is now part of Indianapolis-based Countrymark.


NANCY C. THOMAS has been a Director of Nationwide since 1986. Mrs. Thomas is a board member of Farm Credit Services' 4th District and serves on the advisory board of Walsh University in North Canton, OH. She is a past president and former director of the Ohio Agricultural Marketing Association and served on the boards of the Ohio Farm Bureau Federation and Landmark, Inc., a farm supply cooperative which is now part of Indianapolis-based Countrymark, and as the Midwest regional representative on the American Farm Bureau women's committee.

MARK R. THRESHER has been Senior Vice President - Finance - Nationwide Financial since May 1999. He was Vice President - Controller from August 1996 to May 1999. He was Vice President and Treasurer from November 1996 to February 1997. Previously, he was Vice President and Treasurer from June 1996 to November 1996. Prior to joining Nationwide, Mr. Thresher served as a partner with KPMG LLP from July 1988 to June 1996.

RICHARD M. WAGGONER has been Senior Vice President - Operations since May 1999. Previously, he was President of Nationwide Services from May 1997 to May 1999. Prior to that time, Mr. Waggoner has held numerous positions within the Nationwide group of companies. Mr. Waggoner has been with Nationwide for 23 years.

SUSAN A. WOLKEN has been Senior Vice President - Product Management and Nationwide Financial Marketing since May 1999. Previously, Ms. Wolken was Senior Vice President - Life Company Operations from June 1997 to May 1999. She was Senior Vice President - Enterprise Administration from July 1996 to June 1997. Prior to that time, she was Senior Vice President - Human Resources from April 1995 to July 1996. From September 1993 to April 1995, Ms. Wolken was Vice President - Human Resources. From October 1989 to September 1993 she was Vice President - Individual Life and Health Operations. Ms. Wolken has been with Nationwide for 25 years.

ROBERT J. WOODWARD, JR. has been Executive Vice President - Chief Investment Officer since August 1995. Previously, he was Senior Vice President - Fixed Income Investments from March 1991 to August 1995. Prior to that time, Mr. Woodward held several positions within Nationwide. Mr. Woodward has been with Nationwide for 35 years.

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS.
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total assets in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO
     Investment Objective: The Portfolio seeks long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


DREYFUS STOCK INDEX FUND, INC.
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the portfolio.


     APPRECIATION PORTFOLIO (FORMERLY, CAPITAL APPRECIATION PORTFOLIO) Investment Objective: The Portfolio's primary investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.


     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund (VIP) is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:


          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities; and


          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II (VIP II) is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND PORTFOLIO: SERVICE CLASS
     Investment Objective: To seek capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III (VIP III) is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds that may produce capital growth. The Portfolio may invest in foreign securities without limitation.


JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Seeks long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     CAPITAL APPRECIATION FUND
     Investment Objective: Long-term capital appreciation.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is considered consistent with the preservation of capital and maintenance of liquidity.

     TOTAL RETURN FUND
     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     SUB-ADVISED NATIONWIDE FUNDS


       NATIONWIDE BALANCED FUND
       Subadviser: J.P. Morgan Investment Management, Inc.
       Investment Objective: Primarily seeks above-average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser will have discretion to invest in the full range of maturities of fixed-income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities, but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.


       NATIONWIDE EQUITY INCOME FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks above average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.


       NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)
       Subadviser:  J. P. Morgan Investment Management, Inc.
       Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

       NATIONWIDE HIGH INCOME BOND FUND
       Subadviser:  Federated Investment Counseling
       Investment Objective: Seeks to provide high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. To meet its objective, the Fund intends to invest at least 65% of its assets in lower-rated fixed income securities such as preferred stocks, bonds, debentures, notes, equipment lease certificates and equipment trust certificates which are rated BBB or lower by Standard & Poor's or Fitch Investors Service or Baa or lower by Moody's (or if not rated, are determined by the Fund's subadviser to be of a comparable quality). Such investments are commonly referred to as "junk bonds." For a further discussion of lower-rated securities, please see the "High Yield Securities" section of the Fund's prospectus.


       NATIONWIDE MULTI SECTOR BOND FUND
       Subadviser:  Miller, Anderson & Sherrerd, LLP
       Investment Objective: Primarily seeks a high level of current income. Capital appreciation is a secondary objective. The Fund seeks to achieve its objectives by investing in a globally diverse portfolio of fixed-income investments and by giving the subadviser broad discretion to deploy the Fund's assets among certain segments of the fixed-income market that the subadviser believes will best contribute to achievement of the Fund's investment objectives. The Fund reserves the right to invest predominantly in securities rated in medium or lower categories, or as determined by the subadviser to be of comparable quality, commonly referred to as "junk bonds." Although the subadviser has the ability to invest up to 100% of the Fund's assets in lower-rated securities, the subadviser does not anticipate investing in excess of 75% of the Fund's assets in such securities.

       NATIONWIDE MID CAP INDEX FUND (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)
       Subadviser: The Dreyfus Corporation
       Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

       NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)
       Subadvisers: Franklin Advisers, Inc., Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC.
       Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies. The Fund may also invest in foreign securities.


       NATIONWIDE SMALL CAP VALUE FUND
       Subadviser: The Dreyfus Corporation
       Investment Objective: The Fund intends to pursue its investment objective by investing, under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

       NATIONWIDE SMALL COMPANY FUND
       Subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management and Strong Capital Management, Inc).
       Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.


       NATIONWIDE STRATEGIC GROWTH FUND
       Subadviser: Strong Capital Management Inc.
       Investment Objective: Capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate- to long-term corporate or U.S. Government debt securities.


       NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
       Subadviser: Strong Capital Management Inc./Schafer Capital Management
       Inc.
       Investment Objective: Primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are considered equity securities by the Fund. Strong Capital Management, Inc. has subcontracted with Schafer Capital Management, Inc. to subadvise the Fund.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust ("NB AMT") is an open-end, diversified management investment company consisting of several series. Shares of the series of NB AMT are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context.

The Guardian, Partners and Mid-Cap Growth Portfolios of NB AMT invest all of their investable assets in a corresponding series of Advisers Managers Trust managed by Neuberger Berman Management Incorporated ("NB Management"). Each series then invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. (For more information regarding "master/feeder fund" structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" in the underlying mutual fund prospectus.) The investment advisor is NB Management.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. NB Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital appreciation by investing in equity securities of medium-sized companies that NB Management believes have the potential for long-term, above-average capital appreciation. Medium-sized companies have market capitalizations form $300 million to $10 billion at the time of investment. The Portfolio and its corresponding series may invest up to 10% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by NB Management to be of comparable quality. Securities that are below investment grade, as well as unrated securities, are often considered to be speculative and usually entail greater risk. As a part of the Portfolio's investment strategy, the Portfolio may invest up to 20% of its net assets in securities of issuers organized and doing business principally outside the United States. This limitation does not apply with respect to foreign securities that are denominated in U.S. dollars.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and the company's track record through all parts of the market cycle.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY "OPPENHEIMER CAPITAL APPRECIATION FUND")
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY "OPPENHEIMER GROWTH
     FUND")
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.


     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.


     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY "OPPENHEIMER GROWTH & INCOME FUND")
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.


STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment adviser for the Fund.
     Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. Its Emerging Markets Debt Portfolio is managed by Morgan Stanley Dean Witter Investment Management, Inc.


     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located.


     MID CAP GROWTH PORTFOLIO
     Investment Objective: Seeks long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller, Anderson & Sherrerd, LLP is the Portfolio's investment adviser.


VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment advisor and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN LIFE INVESTMENT TRUST
Van Kampen Life Investment Trust is an open-end diversified management investment company organized as a Delaware business trust.

Shares are offered in separate portfolios which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen Asset Management, Inc. serves as the Fund's investment adviser.

     MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities.


WARBURG PINCUS TRUST
The Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. The Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE CAPITAL PORTFOLIO) (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27,
     1999)
     Investment Objective: Seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the United States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE FOR POLICIES ISSUED ON OR AFTER MAY 1, 2000)
     Investment Objective: Seeks total return by investing primarily in equity securities of value companies that may or may not pay dividends.

APPENDIX B: ILLUSTRATION OF SURRENDER CHARGES


EXAMPLE 1: A female non-tobacco, age 45, purchases a policy with a specified amount of $50,000 and a scheduled premium of $750. She now wishes to surrender the policy during the first policy year. By using the initial surrender charge table reproduced below, (also see "Surrender Charges") the total surrender charge per thousand multiplied by the specified amount expressed in thousands equals the total surrender charge of $569.50 ($11.390 x 50=569.50).

EXAMPLE 2: A male non-tobacco, age 35, purchases a policy with a specified amount of $100,000 and a scheduled premium of $1100. He now wants to surrender the policy in the sixth policy year. The total initial surrender charge is calculated using the method illustrated above (surrender charge per 1000 is 6.817 x 100=681.70 maximum initial surrender charge). Because the fifth policy year has been completed, the maximum initial surrender charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table below. (Also see "Reductions to Surrender Charges.") In this case, $681.70 x 60%=$409.02 which is the amount Nationwide deducts as a total surrender charge.


Maximum surrender charge per $1,000 of initial specified amount for policies issued on a standard basis:


INITIAL SPECIFIED AMOUNT $50,000-$99,999*

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $7.773               $7.518               $8.369               $7.818
          35                   8.817                8.396                9.811                8.889
          45                  12.185               11.390               13.884               12.164
          55                  15.628               13.995               18.410               15.106
          65                  22.274               19.043               26.559               20.607


*Specified amounts of less than $100,000 are not available in New York or New Jersey.





INITIAL SPECIFIED AMOUNT $100,000+

        ISSUE                  MALE                FEMALE                MALE                FEMALE
         AGE               NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
          25                  $5.773               $5.518               $6.369               $5.818
          35                   6.817                6.396                7.811                6.889
          45                   9.685                8.890               11.384                9.664
          55                  13.128               11.495               15.910               12.606
          65                  21.274               18.043               25.559               19.607

REDUCTIONS TO SURRENDER CHARGES

                           SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED            AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
     POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
          0                      100%                     5                      60%
          1                      100%                     6                      50%
          2                       90%                     7                      40%
          3                       80%                     8                      30%
          4                       70%                     9+                      0%

The current surrender charges are the same for all states. However, in Pennsylvania the guaranteed maximum surrender charges are spread out over 14 years. The guaranteed maximum surrender charge in subsequent years in Pennsylvania is reduced in the following manner:


                    SURRENDER CHARGE                     SURRENDER CHARGE                        SURRENDER CHARGE
   COMPLETED        AS A % OF INITIAL     COMPLETED      AS A % OF INITIAL      COMPLETED        AS A % OF INITIAL
  POLICY YEARS      SURRENDER CHARGES    POLICY YEARS    SURRENDER CHARGES    POLICY YEARS       SURRENDER CHARGES
       0                 100%                5                 60%                 10                20%
       1                 100%                6                 50%                 11                15%
       2                 90%                 7                 40%                 12                10%
       3                 80%                 8                 30%                 13                 5%
       4                 70%                 9                 25%                 14+                0%

The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum surrender charges which are spread out over 14 years. If this policy is issued in Pennsylvania, please contact Nationwide's home office for an illustration.

Nationwide has no plans to change the current surrender charges.

APPENDIX C:  ILLUSTRATIONS OF CASH VALUES, CASH SURRENDER VALUES,
AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the policies change with investment performance. The illustrations illustrate how cash values, cash surrender values and death benefits under a policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the cash values, cash surrender values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the policies would go into default, at which time additional premium payments would be required to continue the policy in force. The illustrations also assume there is no policy indebtedness, no additional premium payments are made, no cash values are allocated to the fixed account, and there are no changes in the specified amount or death benefit option.


The amounts shown for the cash value, cash surrender value and death benefit as of each policy anniversary reflect the fact that the net investment return on the assets held in the sub-accounts is lower than the gross return. This is due to the deduction of underlying mutual fund investment advisory fees and other expenses, which are equivalent to an annual effective rate of 0.90%. This effective rate is based on the average of the fund expenses, after expense reimbursement, for the preceding year for all underlying mutual fund options available under the policy as of December 31, 1999. Some underlying mutual funds are subject to expense reimbursements and fee waivers. Absent expense reimbursement and fees waivers, the annual effective rate would have been 1.01%. Nationwide anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. Should there be an increase or decrease in the expense reimbursements or fee waivers of these underlying mutual funds, such change will be reflected in the net asset value of the corresponding underlying mutual fund.


Taking into account the underlying mutual fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -0.90%, 5.10% and 11.10%.

The illustrations also reflect the fact that Nationwide makes monthly charges for providing insurance protection, recovering taxes, providing for administrative expenses, and assuming mortality and expense risks. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the policy. The values shown are for policies which are issued as standard. Policies issued on a substandard basis would result in lower cash values and death benefits than those illustrated.

The cash surrender values shown in the illustrations reflect the fact that Nationwide will deduct a surrender charge from the policy's cash value for any policy surrendered in full during the first nine policy years.

The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the variable account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, Nationwide will furnish a comparable illustration based on the proposed insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUMS
          PAID PLUS                 CASH                              CASH                              CASH
 POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
  YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT

        1        788         421           0    50,000         454           0    50,000         488          0     50,000

        2      1,614         883         309    50,000         977         404    50,000       1,076        503     50,000

        3      2,483       1,325         808    50,000       1,511         995    50,000       1,713      1,197     50,000

        4      3,394       1,749       1,290    50,000       2,057       1,598    50,000       2,404      1,945     50,000

        5      4,351       2,157       1,756    50,000       2,617       2,216    50,000       3,159      2,757     50,000

        6      5,357       2,550       2,206    50,000       3,194       2,850    50,000       3,983      3,639     50,000

        7      6,412       2,926       2,640    50,000       3,787       3,500    50,000       4,885      4,598     50,000

        8      7,520       3,287       3,057    50,000       4,396       4,167    50,000       5,871      5,642     50,000

        9      8,683       3,630       3,458    50,000       5,023       4,850    50,000       6,953      6,781     50,000

       10      9,905       3,957       3,957    50,000       5,667       5,667    50,000       8,139      8,139     50,000

       11     11,188       4,266       4,266    50,000       6,329       6,329    50,000       9,442      9,442     50,000

       12     12,535       4,557       4,557    50,000       7,010       7,010    50,000      10,875     10,875     50,000

       13     13,949       4,829       4,829    50,000       7,710       7,710    50,000      12,452     12,452     50,000

       14     15,434       5,083       5,083    50,000       8,430       8,430    50,000      14,190     14,190     50,000

       15     16,993       5,318       5,318    50,000       9,171       9,171    50,000      16,106     16,106     50,000

       16     18,630       5,532       5,532    50,000       9,934       9,934    50,000      18,223     18,223     50,000

       17     20,349       5,699       5,699    50,000      10,694      10,694    50,000      20,544     20,544     50,000

       18     22,154       5,813       5,813    50,000      11,448      11,448    50,000      23,093     23,093     50,000

       19     24,049       5,876       5,876    50,000      12,200      12,200    50,000      25,905     25,905     50,000

       20     26,039       5,894       5,894    50,000      12,954      12,954    50,000      29,027     29,027     50,000

       21     28,129       5,851       5,851    50,000      13,699      13,699    50,000      32,498     32,498     50,000

       22     30,323       5,741       5,741    50,000      14,431      14,431    50,000      36,367     36,367     50,000

       23     32,626       5,555       5,555    50,000      15,146      15,146    50,000      40,695     40,695     50,000

       24     35,045       5,283       5,283    50,000      15,838      15,838    50,000      45,536     45,536     53,277

       25     37,585       4,917       4,917    50,000      16,502      16,502    50,000      50,875     50,875     59,015

       26     40,252       4,444       4,444    50,000      17,131      17,131    50,000      56,757     56,757     65,270

       27     43,052       3,852       3,852    50,000      17,720      17,720    50,000      63,252     63,252     71,474

       28     45,992       3,127       3,127    50,000      18,261      18,261    50,000      70,431     70,431     78,178

       29     49,079       2,250       2,250    50,000      18,745      18,745    50,000      78,375     78,375     85,428

       30     52,321       1,197       1,197    50,000      19,160      19,160    50,000      87,176     87,176     93,278

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                           0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                CASH                               CASH                            CASH
      POLICY INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
       YEAR      5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1        788         355           0    50,000         385           0    50,000         416          0     50,000

        2      1,614         718         144    50,000         802         229    50,000         891        317     50,000

        3      2,483       1,058         542    50,000       1,220         704    50,000       1,397        881     50,000

        4      3,394       1,374         915    50,000       1,637       1,178    50,000       1,936      1,477     50,000

        5      4,351       1,665       1,264    50,000       2,052       1,651    50,000       2,511      2,110     50,000

        6      5,357       1,928       1,584    50,000       2,463       2,118    50,000       3,123      2,779     50,000

        7      6,412       2,160       1,873    50,000       2,864       2,577    50,000       3,772      3,485     50,000

        8      7,520       2,356       2,127    50,000       3,253       3,023    50,000       4,460      4,231     50,000

        9      8,683       2,513       2,341    50,000       3,623       3,451    50,000       5,186      5,014     50,000

       10      9,905       2,626       2,626    50,000       3,971       3,971    50,000       5,952      5,952     50,000

       11     11,188       2,692       2,692    50,000       4,290       4,290    50,000       6,760      6,760     50,000

       12     12,535       2,705       2,705    50,000       4,575       4,575    50,000       7,610      7,610     50,000

       13     13,949       2,664       2,664    50,000       4,823       4,823    50,000       8,508      8,508     50,000

       14     15,434       2,562       2,562    50,000       5,025       5,025    50,000       9,455      9,455     50,000

       15     16,993       2,391       2,391    50,000       5,171       5,171    50,000      10,454     10,454     50,000

       16     18,630       2,142       2,142    50,000       5,252       5,252    50,000      11,506     11,506     50,000

       17     20,349       1,806       1,806    50,000       5,254       5,254    50,000      12,614     12,614     50,000

       18     22,154       1,367       1,367    50,000       5,159       5,159    50,000      13,779     13,779     50,000

       19     24,049         809         809    50,000       4,948       4,948    50,000      15,002     15,002     50,000

       20     26,039         115         115    50,000       4,599       4,599    50,000      16,287     16,287     50,000

       21     28,129         (*)         (*)       (*)       4,088       4,088    50,000      17,640     17,640     50,000

       22     30,323         (*)         (*)       (*)       3,387       3,387    50,000      19,071     19,071     50,000

       23     32,626         (*)         (*)       (*)       2,466       2,466    50,000      20,594     20,594     50,000

       24     35,045         (*)         (*)       (*)       1,284       1,284    50,000      22,222     22,222     50,000

       25     37,585         (*)         (*)       (*)         (*)         (*)       (*)      23,972     23,972     50,000

       26     40,252         (*)         (*)       (*)         (*)         (*)       (*)      25,865     25,865     50,000

       27     43,052         (*)         (*)       (*)         (*)         (*)       (*)      27,931     27,931     50,000

       28     45,992         (*)         (*)       (*)         (*)         (*)       (*)      30,202     30,202     50,000

       29     49,079         (*)         (*)       (*)         (*)         (*)       (*)      32,730     32,730     50,000

       30     52,321         (*)         (*)       (*)         (*)         (*)       (*)      35,587     35,587     50,000

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                           CASH
     POLICY  INTEREST AT   CASH      SURRENDER   DEATH       CASH      SURRENDER   DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE    BENEFIT      VALUE       VALUE    BENEFIT     VALUE      VALUE     BENEFIT
        1        788         419           0    50,419         452           0    50,452         485          0     50,485

        2      1,614         877         303    50,877         971         397    50,971       1,069        496     51,069

        3      2,483       1,313         797    51,313       1,498         981    51,498       1,698      1,182     51,698

        4      3,394       1,729       1,270    51,729       2,033       1,574    52,033       2,377      1,918     52,377

        5      4,351       2,128       1,726    52,128       2,581       2,179    52,581       3,113      2,712     53,113

        6      5,357       2,508       2,163    52,508       3,139       2,795    53,139       3,913      3,569     53,913

        7      6,412       2,869       2,582    52,869       3,710       3,423    53,710       4,782      4,495     54,782

        8      7,520       3,212       2,982    53,212       4,291       4,062    54,291       5,726      5,496     55,726

        9      8,683       3,535       3,363    53,535       4,884       4,712    54,884       6,752      6,580     56,752

       10      9,905       3,839       3,839    53,839       5,487       5,487    55,487       7,869      7,869     57,869

       11     11,188       4,122       4,122    54,122       6,101       6,101    56,101       9,084      9,084     59,084

       12     12,535       4,384       4,384    54,384       6,724       6,724    56,724      10,406     10,406     60,406

       13     13,949       4,624       4,624    54,624       7,357       7,357    57,357      11,847     11,847     61,847

       14     15,434       4,842       4,842    54,842       7,999       7,999    57,999      13,417     13,417     63,417

       15     16,993       5,038       5,038    55,038       8,649       8,649    58,649      15,129     15,129     65,129

       16     18,630       5,210       5,210    55,210       9,306       9,306    59,306      16,995     16,995     66,995

       17     20,349       5,326       5,326    55,326       9,938       9,938    59,938      18,998     18,998     68,998

       18     22,154       5,383       5,383    55,383      10,537      10,537    60,537      21,146     21,146     71,146

       19     24,049       5,382       5,382    55,382      11,105      11,105    61,105      23,456     23,456     73,456

       20     26,039       5,329       5,329    55,329      11,644      11,644    61,644      25,951     25,951     75,951

       21     28,129       5,208       5,208    55,208      12,136      12,136    62,136      28,637     28,637     78,637

       22     30,323       5,012       5,012    55,012      12,571      12,571    62,571      31,528     31,528     81,528

       23     32,626       4,733       4,733    54,733      12,936      12,936    62,936      34,637     34,637     84,637

       24     35,045       4,364       4,364    54,364      13,220      13,220    63,220      37,976     37,976     87,976

       25     37,585       3,895       3,895    53,895      13,409      13,409    63,409      41,560     41,560     91,560

       26     40,252       3,319       3,319    53,319      13,487      13,487    63,487      45,403     45,403     95,403

       27     43,052       2,626       2,626    52,626      13,439      13,439    63,439      49,524     49,524     99,524

       28     45,992       1,808       1,808    51,808      13,250      13,250    63,250      53,940     53,940    103,940

       29     49,079         852         852    50,852      12,898      12,898    62,898      58,668     58,668    108,668

       30     52,321         (*)         (*)       (*)      12,359      12,359    62,359      63,724     63,724    113,724

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                           0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                             INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
    POLICY   INTEREST AT   CASH      SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
     YEAR        5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT

        1        788         352           0    50,352         383           0    50,383         414          0     50,414

        2      1,614         711         137    50,711         795         221    50,795         883        309     50,883

        3      2,483       1,045         529    51,045       1,205         689    51,205       1,380        863     51,380

        4      3,394       1,353         894    51,353       1,611       1,152    51,611       1,905      1,446     51,905

        5      4,351       1,632       1,231    51,632       2,011       1,610    52,011       2,460      2,058     52,460

        6      5,357       1,881       1,537    51,881       2,402       2,057    52,402       3,044      2,700     53,044

        7      6,412       2,096       1,809    52,096       2,778       2,491    52,778       3,656      3,369     53,656

        8      7,520       2,273       2,043    52,273       3,135       2,905    53,135       4,294      4,065     54,294

        9      8,683       2,406       2,234    52,406       3,466       3,293    53,466       4,955      4,783     54,955

       10      9,905       2,493       2,493    52,493       3,764       3,764    53,764       5,636      5,636     55,636

       11     11,188       2,528       2,528    52,528       4,025       4,025    54,025       6,335      6,335     56,335

       12     12,535       2,508       2,508    52,508       4,241       4,241    54,241       7,048      7,048     57,048

       13     13,949       2,430       2,430    52,430       4,406       4,406    54,406       7,772      7,772     57,772

       14     15,434       2,289       2,289    52,289       4,512       4,512    54,512       8,503      8,503     58,503

       15     16,993       2,077       2,077    52,077       4,547       4,547    54,547       9,232      9,232     59,232

       16     18,630       1,787       1,787    51,787       4,500       4,500    54,500       9,950      9,950     59,950

       17     20,349       1,411       1,411    51,411       4,358       4,358    54,358      10,646     10,646     60,646

       18     22,154         936         936    50,936       4,102       4,102    54,102      11,302     11,302     61,302

       19     24,049         349         349    50,349       3,712       3,712    53,712      11,901     11,901     61,901

       20     26,039         (*)         (*)       (*)       3,168       3,168    53,168      12,421     12,421     62,421

       21     28,129         (*)         (*)       (*)       2,451       2,451    52,451      12,840     12,840     62,840

       22     30,323         (*)         (*)       (*)       1,539       1,539    51,539      13,136     13,136     63,136

       23     32,626         (*)         (*)       (*)         413         413    50,413      13,282     13,282     63,282

       24     35,045         (*)         (*)       (*)         (*)         (*)       (*)      13,247     13,247     63,247

       25     37,585         (*)         (*)       (*)         (*)         (*)       (*)      12,991     12,991     62,991

       26     40,252         (*)         (*)       (*)         (*)         (*)       (*)      12,461     12,461     62,461

       27     43,052         (*)         (*)       (*)         (*)         (*)       (*)      11,591     11,591     61,591

       28     45,992         (*)         (*)       (*)         (*)         (*)       (*)      10,302     10,302     60,302

       29     49,079         (*)         (*)       (*)         (*)         (*)       (*)      8,505      8,505     58,505

       30     52,321         (*)         (*)       (*)         (*)         (*)       (*)      6,106      6,106     56,106

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                  $1200 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,260         614           0    50,000         665           0    50,000         717         24     50,000

        2      2,583       1,242         549    50,000       1,385         692    50,000       1,535        842     50,000

        3      3,972       1,845       1,221    50,000       2,121       1,498    50,000       2,423      1,799     50,000

        4      5,431       2,436       1,882    50,000       2,889       2,335    50,000       3,403      2,849     50,000

        5      6,962       3,016       2,531    50,000       3,690       3,205    50,000       4,487      4,002     50,000

        6      8,570       3,585       3,169    50,000       4,527       4,111    50,000       5,686      5,270     50,000

        7     10,259       4,143       3,797    50,000       5,401       5,055    50,000       7,015      6,668     50,000

        8     12,032       4,690       4,413    50,000       6,316       6,039    50,000       8,488      8,210     50,000

        9     13,893       5,227       5,019    50,000       7,273       7,065    50,000      10,122      9,914     50,000

       10     15,848       5,753       5,753    50,000       8,274       8,274    50,000      11,937     11,937     50,000

       11     17,901       6,269       6,269    50,000       9,323       9,323    50,000      13,954     13,954     50,000

       12     20,056       6,688       6,688    50,000      10,342      10,342    50,000      16,123     16,123     50,000

       13     22,318       7,023       7,023    50,000      11,341      11,341    50,000      18,482     18,482     50,000

       14     24,694       7,285       7,285    50,000      12,333      12,333    50,000      21,069     21,069     50,000

       15     27,189       7,465       7,465    50,000      13,314      13,314    50,000      23,916     23,916     50,000

       16     29,808       7,516       7,516    50,000      14,242      14,242    50,000      27,041     27,041     50,000

       17     32,559       7,437       7,437    50,000      15,122      15,122    50,000      30,507     30,507     50,000

       18     35,447       7,212       7,212    50,000      15,943      15,943    50,000      34,377     34,377     50,000

       19     38,479       6,838       6,838    50,000      16,708      16,708    50,000      38,735     38,735     50,000

       20     41,663       6,320       6,320    50,000      17,425      17,425    50,000      43,686     43,686     50,000

       21     45,006       5,624       5,624    50,000      18,074      18,074    50,000      49,337     49,337     51,804

       22     48,517       4,724       4,724    50,000      18,643      18,643    50,000      55,613     55,613     58,394

       23     52,202       3,582       3,582    50,000      19,113      19,113    50,000      62,529     62,529     65,655

       24     56,073       2,157       2,157    50,000      19,463      19,463    50,000      70,146     70,146     73,654

       25     60,136         398         398    50,000      19,670      19,670    50,000      78,531     78,531     82,458

       26     64,403         (*)         (*)       (*)      19,714      19,714    50,000      87,758     87,758     92,146

       27     68,883         (*)         (*)       (*)      19,561      19,561    50,000      97,904     97,904    102,799

       28     73,587         (*)         (*)       (*)      19,172      19,172    50,000     109,055    109,055    114,508

       29     78,527         (*)         (*)       (*)      18,490      18,490    50,000     121,303    121,303    127,368

       30     83,713         (*)         (*)       (*)      17,438      17,438    50,000     134,744    134,744    141,481

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                  $1200 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,260         468           0    50,000         514           0    50,000         561          0     50,000

        2      2,583         910         217    50,000       1,032         339    50,000       1,161        468     50,000

        3      3,972       1,294         671    50,000       1,522         898    50,000       1,772      1,148     50,000

        4      5,431       1,616       1,061    50,000       1,976       1,422    50,000       2,389      1,835     50,000

        5      6,962       1,867       1,382    50,000       2,386       1,901    50,000       3,008      2,523     50,000

        6      8,570       2,041       1,625    50,000       2,742       2,326    50,000       3,621      3,205     50,000

        7     10,259       2,129       1,783    50,000       3,032       2,686    50,000       4,220      3,874     50,000

        8     12,032       2,118       1,841    50,000       3,240       2,963    50,000       4,794      4,517     50,000

        9     13,893       1,993       1,785    50,000       3,349       3,141    50,000       5,328      5,120     50,000

       10     15,848       1,741       1,741    50,000       3,338       3,338    50,000       5,807      5,807     50,000

       11     17,901       1,345       1,345    50,000       3,186       3,186    50,000       6,214      6,214     50,000

       12     20,056         789         789    50,000       2,871       2,871    50,000       6,530      6,530     50,000

       13     22,318          56          56    50,000       2,365       2,365    50,000       6,735      6,735     50,000

       14     24,694         (*)         (*)       (*)       1,634       1,634    50,000       6,799      6,799     50,000

       15     27,189         (*)         (*)       (*)         633         633    50,000       6,683      6,683     50,000

       16     29,808         (*)         (*)       (*)         (*)         (*)       (*)       6,333      6,333     50,000

       17     32,559         (*)         (*)       (*)         (*)         (*)       (*)       5,675      5,675     50,000

       18     35,447         (*)         (*)       (*)         (*)         (*)       (*)       4,611      4,611     50,000

       19     38,479         (*)         (*)       (*)         (*)         (*)       (*)       3,014      3,014     50,000

       20     41,663         (*)         (*)       (*)         (*)         (*)       (*)         724        724     50,000

       21     45,006         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       22     48,517         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       23     52,202         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       24     56,073         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       25     60,136         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       26     64,403         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       27     68,883         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       28     73,587         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       29     78,527         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       30     83,713         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $1200 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,260         606           0    50,606         657           0    50,657         709         16     50,709

        2      2,583       1,221         528    51,221       1,362         669    51,362       1,510        817     51,510

        3      3,972       1,804       1,180    51,804       2,074       1,450    52,074       2,369      1,745     52,369

        4      5,431       2,369       1,815    52,369       2,809       2,254    52,809       3,307      2,753     53,307

        5      6,962       2,918       2,433    52,918       3,567       3,082    53,567       4,334      3,849     54,334

        6      8,570       3,449       3,033    53,449       4,350       3,934    54,350       5,457      5,041     55,457

        7     10,259       3,964       3,617    53,964       5,158       4,812    55,158       6,687      6,341     56,687

        8     12,032       4,462       4,185    54,462       5,993       5,716    55,993       8,035      7,758     58,035

        9     13,893       4,943       4,735    54,943       6,855       6,647    56,855       9,512      9,304     59,512

       10     15,848       5,408       5,408    55,408       7,746       7,746    57,746      11,132     11,132     61,132

       11     17,901       5,856       5,856    55,856       8,666       8,666    58,666      12,909     12,909     62,909

       12     20,056       6,189       6,189    56,189       9,514       9,514    59,514      14,754     14,754     64,754

       13     22,318       6,420       6,420    56,420      10,300      10,300    60,300      16,685     16,685     66,685

       14     24,694       6,560       6,560    56,560      11,030      11,030    61,030      18,725     18,725     68,725

       15     27,189       6,602       6,602    56,602      11,694      11,694    61,694      20,873     20,873     70,873

       16     29,808       6,488       6,488    56,488      12,227      12,227    62,227      23,078     23,078     73,078

       17     32,559       6,223       6,223    56,223      12,626      12,626    62,626      25,348     25,348     75,348

       18     35,447       5,791       5,791    55,791      12,866      12,866    62,866      27,678     27,678     77,678

       19     38,479       5,196       5,196    55,196      12,942      12,942    62,942      30,076     30,076     80,076

       20     41,663       4,450       4,450    54,450      12,856      12,856    62,856      32,559     32,559     82,559

       21     45,006       3,527       3,527    53,527      12,572      12,572    62,572      35,106     35,106     85,106

       22     48,517       2,407       2,407    52,407      12,059      12,059    62,059      37,702     37,702     87,702

       23     52,202       1,071       1,071    51,071      11,282      11,282    61,282      40,326     40,326     90,326

       24     56,073         (*)         (*)       (*)      10,204      10,204    60,204      42,955     42,955     92,955

       25     60,136         (*)         (*)       (*)       8,786       8,786    58,786      45,562     45,562     95,562

       26     64,403         (*)         (*)       (*)       7,000       7,000    57,000      48,133     48,133     98,133

       27     68,883         (*)         (*)       (*)       4,807       4,807    54,807      50,640     50,640    100,640

       28     73,587         (*)         (*)       (*)       2,165       2,165    52,165      53,051     53,051    103,051

       29     78,527         (*)         (*)       (*)         (*)         (*)       (*)      55,323     55,323    105,323

       30     83,713         (*)         (*)       (*)         (*)         (*)       (*)      57,399     57,399    107,399

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $1200 ANNUAL PREMIUM: $50000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,260         459           0    50,459         505           0    50,505         551          0     50,551

        2      2,583         886         193    50,886       1,006         313    51,006       1,132        439     51,132

        3      3,972       1,249         626    51,249       1,470         846    51,470       1,712      1,088     51,712

        4      5,431       1,542         988    51,542       1,888       1,333    51,888       2,283      1,728     52,283

        5      6,962       1,758       1,273    51,758       2,248       1,763    52,248       2,835      2,350     52,835

        6      8,570       1,890       1,474    51,890       2,542       2,126    52,542       3,359      2,943     53,359

        7     10,259       1,929       1,582    51,929       2,755       2,408    52,755       3,840      3,493     53,840

        8     12,032       1,863       1,586    51,863       2,869       2,592    52,869       4,260      3,982     54,260

        9     13,893       1,679       1,472    51,679       2,866       2,658    52,866       4,597      4,389     54,597

       10     15,848       1,367       1,367    51,367       2,727       2,727    52,727       4,828      4,828     54,828

       11     17,901         913         913    50,913       2,431       2,431    52,431       4,929      4,929     54,929

       12     20,056         310         310    50,310       1,961       1,961    51,961       4,874      4,874     54,874

       13     22,318         (*)         (*)       (*)       1,295       1,295    51,295       4,633      4,633     54,633

       14     24,694         (*)         (*)       (*)         409         409    50,409       4,170      4,170     54,170

       15     27,189         (*)         (*)       (*)         (*)         (*)       (*)       3,442      3,442     53,442

       16     29,808         (*)         (*)       (*)         (*)         (*)       (*)       2,392      2,392     52,392

       17     32,559         (*)         (*)       (*)         (*)         (*)       (*)         948        948     50,948

       18     35,447         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       19     38,479         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       20     41,663         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       21     45,006         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       22     48,517         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       23     52,202         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       24     56,073         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       25     60,136         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       26     64,403         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       27     68,883         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       28     73,587         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       29     78,527         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       30     83,713         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,575         961          64   100,000       1,032         134   100,000       1,102        205    100,000

        2      3,229       1,955       1,057   100,000       2,158       1,260   100,000       2,369      1,472    100,000

        3      4,965       2,920       2,112   100,000       3,320       2,512   100,000       3,754      2,947    100,000

        4      6,788       3,857       3,139   100,000       4,521       3,803   100,000       5,270      4,552    100,000

        5      8,703       4,766       4,138   100,000       5,761       5,133   100,000       6,930      6,302    100,000

        6     10,713       5,647       5,108   100,000       7,043       6,504   100,000       8,750      8,212    100,000

        7     12,824       6,498       6,049   100,000       8,367       7,918   100,000      10,747     10,298    100,000

        8     15,040       7,321       6,962   100,000       9,736       9,377   100,000      12,940     12,581    100,000

        9     17,367       8,113       7,844   100,000      11,151      10,882   100,000      15,350     15,081    100,000

       10     19,810       8,876       8,876   100,000      12,614      12,614   100,000      18,002     18,002    100,000

       11     22,376       9,609       9,609   100,000      14,128      14,128   100,000      20,922     20,922    100,000

       12     25,069      10,312      10,312   100,000      15,694      15,694   100,000      24,139     24,139    100,000

       13     27,898      10,983      10,983   100,000      17,315      17,315   100,000      27,693     27,693    100,000

       14     30,868      11,622      11,622   100,000      18,994      18,994   100,000      31,629     31,629    100,000

       15     33,986      12,189      12,189   100,000      20,695      20,695   100,000      35,958     35,958    100,000

       16     37,261      12,706      12,706   100,000      22,442      22,442   100,000      40,749     40,749    100,000

       17     40,699      13,168      13,168   100,000      24,235      24,235   100,000      46,058     46,058    100,000

       18     44,309      13,573      13,573   100,000      26,076      26,076   100,000      51,947     51,947    100,000

       19     48,099      13,922      13,922   100,000      27,976      27,976   100,000      58,493     58,493    100,000

       20     52,079      14,226      14,226   100,000      29,948      29,948   100,000      65,787     65,787    100,000

       21     56,258      14,444      14,444   100,000      31,963      31,963   100,000      73,909     73,909    100,000

       22     60,646      14,566      14,566   100,000      34,021      34,021   100,000      82,972     82,972    100,000

       23     65,253      14,584      14,584   100,000      36,121      36,121   100,000      93,050     93,050    109,799

       24     70,091      14,488      14,488   100,000      38,264      38,264   100,000     104,167    104,167    121,876

       25     75,170      14,265      14,265   100,000      40,449      40,449   100,000     116,429    116,429    135,058

       26     80,504      13,905      13,905   100,000      42,679      42,679   100,000     129,954    129,954    149,447

       27     86,104      13,396      13,396   100,000      44,958      44,958   100,000     144,901    144,901    163,738

       28     91,984      12,723      12,723   100,000      47,288      47,288   100,000     161,431    161,431    179,188

       29     98,158      11,869      11,869   100,000      49,675      49,675   100,000     179,725    179,725    195,900

       30    104,641      10,810      10,810   100,000      52,122      52,122   100,000     199,991    199,991    213,990

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,575         931          34   100,000       1,000         102   100,000       1,069        171    100,000

        2      3,229       1,854         956   100,000       2,050       1,153   100,000       2,255      1,357    100,000

        3      4,965       2,738       1,930   100,000       3,121       2,313   100,000       3,538      2,730    100,000

        4      6,788       3,580       2,862   100,000       4,212       3,494   100,000       4,926      4,208    100,000

        5      8,703       4,379       3,751   100,000       5,320       4,692   100,000       6,428      5,800    100,000

        6     10,713       5,132       4,593   100,000       6,444       5,906   100,000       8,054      7,515    100,000

        7     12,824       5,833       5,384   100,000       7,579       7,130   100,000       9,812      9,363    100,000

        8     15,040       6,477       6,118   100,000       8,720       8,361   100,000      11,711     11,352    100,000

        9     17,367       7,058       6,789   100,000       9,861       9,592   100,000      13,763     13,493    100,000

       10     19,810       7,571       7,571   100,000      10,997      10,997   100,000      15,979     15,979    100,000

       11     22,376       8,009       8,009   100,000      12,123      12,123   100,000      18,376     18,376    100,000

       12     25,069       8,368       8,368   100,000      13,233      13,233   100,000      20,971     20,971    100,000

       13     27,898       8,643       8,643   100,000      14,323      14,323   100,000      23,788     23,788    100,000

       14     30,868       8,827       8,827   100,000      15,387      15,387   100,000      26,851     26,851    100,000

       15     33,986       8,908       8,908   100,000      16,413      16,413   100,000      30,193     30,193    100,000

       16     37,261       8,877       8,877   100,000      17,392      17,392   100,000      33,848     33,848    100,000

       17     40,699       8,719       8,719   100,000      18,310      18,310   100,000      37,852     37,852    100,000

       18     44,309       8,416       8,416   100,000      19,149      19,149   100,000      42,247     42,247    100,000

       19     48,099       7,945       7,945   100,000      19,889      19,889   100,000      47,085     47,085    100,000

       20     52,079       7,286       7,286   100,000      20,510      20,510   100,000      52,429     52,429    100,000

       21     56,258       6,417       6,417   100,000      20,991      20,991   100,000      58,359     58,359    100,000

       22     60,646       5,315       5,315   100,000      21,308      21,308   100,000      64,972     64,972    100,000

       23     65,253       3,955       3,955   100,000      21,437      21,437   100,000      72,388     72,388    100,000

       24     70,091       2,304       2,304   100,000      21,348      21,348   100,000      80,754     80,754    100,000

       25     75,170         317         317   100,000      20,996      20,996   100,000      90,218     90,218    104,653

       26     80,504         (*)         (*)       (*)      20,324      20,324   100,000     100,668    100,668    115,769

       27     86,104         (*)         (*)       (*)      19,257      19,257   100,000     112,193    112,193    126,778

       28     91,984         (*)         (*)       (*)      17,696      17,696   100,000     124,916    124,916    138,657

       29     98,158         (*)         (*)       (*)      15,524      15,524   100,000     138,987    138,987    151,495

       30    104,641         (*)         (*)       (*)      12,605      12,605   100,000     154,580    154,580    165,401

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIO0NS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,575         957          59   100,957       1,027         130   101,027       1,098        200    101,098

        2      3,229       1,943       1,045   101,943       2,144       1,247   102,144       2,355      1,457    102,355

        3      4,965       2,896       2,089   102,896       3,293       2,485   103,293       3,723      2,915    103,723

        4      6,788       3,818       3,100   103,818       4,474       3,756   104,474       5,214      4,496    105,214

        5      8,703       4,706       4,078   104,706       5,687       5,059   105,687       6,838      6,210    106,838

        6     10,713       5,562       5,023   105,562       6,933       6,395   106,933       8,609      8,071    108,609

        7     12,824       6,384       5,935   106,384       8,213       7,764   108,213      10,541     10,092    110,541

        8     15,040       7,171       6,812   107,171       9,527       9,168   109,527      12,649     12,290    112,649

        9     17,367       7,924       7,655   107,924      10,875      10,606   110,875      14,951     14,682    114,951

       10     19,810       8,642       8,642   108,642      12,258      12,258   112,258      17,465     17,465    117,465

       11     22,376       9,323       9,323   109,323      13,676      13,676   113,676      20,212     20,212    120,212

       12     25,069       9,968       9,968   109,968      15,129      15,129   115,129      23,214     23,214    123,214

       13     27,898      10,575      10,575   110,575      16,618      16,618   116,618      26,499     26,499    126,499

       14     30,868      11,145      11,145   111,145      18,143      18,143   118,143      30,103     30,103    130,103

       15     33,986      11,629      11,629   111,629      19,657      19,657   119,657      34,011     34,011    134,011

       16     37,261      12,053      12,053   112,053      21,182      21,182   121,182      38,278     38,278    138,278

       17     40,699      12,413      12,413   112,413      22,716      22,716   122,716      42,940     42,940    142,940

       18     44,309      12,704      12,704   112,704      24,252      24,252   124,252      48,031     48,031    148,031

       19     48,099      12,929      12,929   112,929      25,794      25,794   125,794      53,599     53,599    153,599

       20     52,079      13,101      13,101   113,101      27,357      27,357   127,357      59,708     59,708    159,708

       21     56,258      13,169      13,169   113,169      28,891      28,891   128,891      66,362     66,362    166,362

       22     60,646      13,127      13,127   113,127      30,384      30,384   130,384      73,609     73,609    173,609

       23     65,253      12,962      12,962   112,962      31,821      31,821   131,821      81,498     81,498    181,498

       24     70,091      12,666      12,666   112,666      33,187      33,187   133,187      90,086     90,086    190,086

       25     75,170      12,226      12,226   112,226      34,466      34,466   134,466      99,433     99,433    199,433

       26     80,504      11,633      11,633   111,633      35,639      35,639   135,639     109,606    109,606    209,606

       27     86,104      10,877      10,877   110,877      36,691      36,691   136,691     120,682    120,682    220,682

       28     91,984       9,947       9,947   109,947      37,601      37,601   137,601     132,743    132,743    232,743

       29     98,158       8,829       8,829   108,829      38,346      38,346   138,346     145,875    145,875    245,875

       30    104,641       7,504       7,504   107,504      38,896      38,896   138,896     160,171    160,171    260,171

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 45
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      1,575         927          29   100,927         995          98   100,995       1,064        167    101,064

        2      3,229       1,842         945   101,842       2,037       1,140   102,037       2,241      1,343    102,241

        3      4,965       2,714       1,906   102,714       3,094       2,286   103,094       3,507      2,699    103,507

        4      6,788       3,540       2,822   103,540       4,164       3,446   104,164       4,869      4,151    104,869

        5      8,703       4,318       3,689   104,318       5,244       4,615   105,244       6,334      5,705    106,334

        6     10,713       5,043       4,504   105,043       6,329       5,791   106,329       7,906      7,368    107,906

        7     12,824       5,711       5,262   105,711       7,415       6,966   107,415       9,592      9,143    109,592

        8     15,040       6,315       5,956   106,315       8,492       8,133   108,492      11,394     11,035    111,394

        9     17,367       6,848       6,578   106,848       9,554       9,285   109,554      13,317     13,048    113,317

       10     19,810       7,304       7,304   107,304      10,592      10,592   110,592      15,365     15,365    115,365

       11     22,376       7,676       7,676   107,676      11,596      11,596   111,596      17,544     17,544    117,544

       12     25,069       7,959       7,959   107,959      12,557      12,557   112,557      19,858     19,858    119,858

       13     27,898       8,149       8,149   108,149      13,470      13,470   113,470      22,316     22,316    122,316

       14     30,868       8,237       8,237   108,237      14,320      14,320   114,320      24,924     24,924    124,924

       15     33,986       8,212       8,212   108,212      15,093      15,093   115,093      27,688     27,688    127,688

       16     37,261       8,063       8,063   108,063      15,772      15,772   115,772      30,615     30,615    130,615

       17     40,699       7,777       7,777   107,777      16,337      16,337   116,337      33,706     33,706    133,706

       18     44,309       7,335       7,335   107,335      16,763      16,763   116,763      36,957     36,957    136,957

       19     48,099       6,719       6,719   106,719      17,020      17,020   117,020      40,361     40,361    140,361

       20     52,079       5,910       5,910   105,910      17,080      17,080   117,080      43,913     43,913    143,913

       21     56,258       4,891       4,891   104,891      16,913      16,913   116,913      47,608     47,608    147,608

       22     60,646       3,647       3,647   103,647      16,492      16,492   116,492      51,441     51,441    151,441

       23     65,253       2,163       2,163   102,163      15,785      15,785   115,785      55,408     55,408    155,408

       24     70,091         419         419   100,419      14,756      14,756   114,756      59,499     59,499    159,499

       25     75,170         (*)         (*)       (*)      13,359      13,359   113,359      63,693     63,693    163,693

       26     80,504         (*)         (*)       (*)      11,535      11,535   111,535      67,956     67,956    167,956

       27     86,104         (*)         (*)       (*)       9,210       9,210   109,210      72,242     72,242    172,242

       28     91,984         (*)         (*)       (*)       6,296       6,296   106,296      76,483     76,483    176,483

       29     98,158         (*)         (*)       (*)       2,700       2,700   102,700      80,607     80,607    180,607

       30    104,641         (*)         (*)       (*)         (*)         (*)       (*)      84,540     84,540    184,540

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $2500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER    DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      2,625       1,454         291   100,000       1,567         404   100,000       1,680        518    100,000

        2      5,381       2,939       1,776   100,000       3,259       2,097   100,000       3,594      2,431    100,000

        3      8,275       4,395       3,349   100,000       5,022       3,975   100,000       5,703      4,656    100,000

        4     11,314       5,824       4,894   100,000       6,859       5,929   100,000       8,030      7,100    100,000

        5     14,505       7,224       6,410   100,000       8,775       7,961   100,000      10,601      9,787    100,000

        6     17,855       8,597       7,899   100,000      10,774      10,076   100,000      13,443     12,746    100,000

        7     21,373       9,943       9,361   100,000      12,861      12,280   100,000      16,589     16,008    100,000

        8     25,066      11,261      10,796   100,000      15,042      14,577   100,000      20,073     19,608    100,000

        9     28,945      12,553      12,204   100,000      17,322      16,974   100,000      23,937     23,588    100,000

       10     33,017      13,818      13,818   100,000      19,708      19,708   100,000      28,231     28,231    100,000

       11     37,293      15,057      15,057   100,000      22,205      22,205   100,000      33,013     33,013    100,000

       12     41,782      16,117      16,117   100,000      24,677      24,677   100,000      38,220     38,220    100,000

       13     46,497      17,020      17,020   100,000      27,157      27,157   100,000      43,938     43,938    100,000

       14     51,446      17,785      17,785   100,000      29,668      29,668   100,000      50,264     50,264    100,000

       15     56,644      18,399      18,399   100,000      32,208      32,208   100,000      57,286     57,286    100,000

       16     62,101      18,895      18,895   100,000      34,816      34,816   100,000      65,137     65,137    100,000

       17     67,831      19,275      19,275   100,000      37,504      37,504   100,000      73,947     73,947    100,000

       18     73,848      19,525      19,525   100,000      40,276      40,276   100,000      83,866     83,866    100,000

       19     80,165      19,645      19,645   100,000      43,146      43,146   100,000      95,063     95,063    103,619

       20     86,798      19,640      19,640   100,000      46,137      46,137   100,000     107,526    107,526    115,052

       21     93,763      19,418      19,418   100,000      49,206      49,206   100,000     121,339    121,339    127,405

       22    101,076      18,951      18,951   100,000      52,362      52,362   100,000     136,583    136,583    143,412

       23    108,755      18,205      18,205   100,000      55,616      55,616   100,000     153,401    153,401    161,071

       24    116,818      17,140      17,140   100,000      58,983      58,983   100,000     171,949    171,949    180,547

       25    125,284      15,711      15,711   100,000      62,486      62,486   100,000     192,398    192,398    202,018

       26    134,173      13,867      13,867   100,000      66,155      66,155   100,000     214,932    214,932    225,679

       27    143,506      11,545      11,545   100,000      70,027      70,027   100,000     239,755    239,755    251,742

       28    153,307       8,674       8,674   100,000      74,153      74,153   100,000     267,096    267,096    280,451

       29    163,597       5,156       5,156   100,000      78,595      78,595   100,000     297,241    297,241    312,103

       30    174,402         859         859   100,000      83,428      83,428   100,000     330,462    330,462    346,985

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $2500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER   DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE    BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      2,625       1,393         230   100,000       1,502         340   100,000       1,613        450    100,000

        2      5,381       2,724       1,562   100,000       3,031       1,869   100,000       3,352      2,190    100,000

        3      8,275       3,963       2,917   100,000       4,555       3,508   100,000       5,199      4,153    100,000

        4     11,314       5,101       4,171   100,000       6,065       5,135   100,000       7,160      6,230    100,000

        5     14,505       6,131       5,317   100,000       7,554       6,740   100,000       9,239      8,425    100,000

        6     17,855       7,043       6,345   100,000       9,011       8,313   100,000      11,443     10,745    100,000

        7     21,373       7,825       7,244   100,000      10,424       9,843   100,000      13,779     13,198    100,000

        8     25,066       8,461       7,996   100,000      11,776      11,311   100,000      16,252     15,787    100,000

        9     28,945       8,934       8,585   100,000      13,048      12,699   100,000      18,867     18,518    100,000

       10     33,017       9,225       9,225   100,000      14,221      14,221   100,000      21,635     21,635    100,000

       11     37,293       9,318       9,318   100,000      15,278      15,278   100,000      24,571     24,571    100,000

       12     41,782       9,194       9,194   100,000      16,198      16,198   100,000      27,704     27,704    100,000

       13     46,497       8,835       8,835   100,000      16,962      16,962   100,000      31,065     31,065    100,000

       14     51,446       8,214       8,214   100,000      17,542      17,542   100,000      34,688     34,688    100,000

       15     56,644       7,295       7,295   100,000      17,901      17,901   100,000      38,610     38,610    100,000

       16     62,101       6,028       6,028   100,000      17,989      17,989   100,000      42,875     42,875    100,000

       17     67,831       4,346       4,346   100,000      17,739      17,739   100,000      47,535     47,535    100,000

       18     73,848       2,162       2,162   100,000      17,065      17,065   100,000      52,659     52,659    100,000

       19     80,165         (*)         (*)       (*)      15,863      15,863   100,000      58,342     58,342    100,000

       20     86,798         (*)         (*)       (*)      14,020      14,020   100,000      64,718     64,718    100,000

       21     93,763         (*)         (*)       (*)      11,403      11,403   100,000      71,975     71,975    100,000

       22    101,076         (*)         (*)       (*)       7,853       7,853   100,000      80,362     80,362    100,000

       23    108,755         (*)         (*)       (*)       3,173       3,173   100,000      90,209     90,209    100,000

       24    116,818         (*)         (*)       (*)         (*)         (*)       (*)     101,771    101,771    106,860

       25    125,284         (*)         (*)       (*)         (*)         (*)       (*)     114,520    114,520    120,246

       26    134,173         (*)         (*)       (*)         (*)         (*)       (*)     128,503    128,503    134,928

       27    143,506         (*)         (*)       (*)         (*)         (*)       (*)     143,825    143,825    151,016

       28    153,307         (*)         (*)       (*)         (*)         (*)       (*)     160,592    160,592    168,621

       29    163,597         (*)         (*)       (*)         (*)         (*)       (*)     178,913    178,913    187,859

       30    174,402         (*)         (*)       (*)         (*)         (*)       (*)     198,906    198,906    208,851

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $2500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                 CURRENT VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER   DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE    BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT

        1      2,625       1,438         275   101,438       1,550         388   101,550       1,663        500    101,663

        2      5,381       2,895       1,732   102,895       3,210       2,048   103,210       3,540      2,378    103,540

        3      8,275       4,311       3,264   104,311       4,924       3,878   104,924       5,591      4,545    105,591

        4     11,314       5,685       4,755   105,685       6,693       5,763   106,693       7,832      6,902    107,832

        5     14,505       7,019       6,205   107,019       8,519       7,705   108,519      10,284      9,470    110,284

        6     17,855       8,312       7,615   108,312      10,404       9,706   110,404      12,966     12,268    112,966

        7     21,373       9,564       8,983   109,564      12,350      11,769   112,350      15,903     15,321    115,903

        8     25,066      10,776      10,311   110,776      14,359      13,894   114,359      19,119     18,654    119,119

        9     28,945      11,947      11,598   111,947      16,435      16,086   116,435      22,645     22,296    122,645

       10     33,017      13,077      13,077   113,077      18,578      18,578   118,578      26,512     26,512    126,512

       11     37,293      14,167      14,167   114,167      20,791      20,791   120,791      30,767     30,767    130,767

       12     41,782      15,034      15,034   115,034      22,890      22,890   122,890      35,256     35,256    135,256

       13     46,497      15,701      15,701   115,701      24,888      24,888   124,888      40,023     40,023    140,023

       14     51,446      16,190      16,190   116,190      26,807      26,807   126,807      45,121     45,121    145,121

       15     56,644      16,485      16,485   116,485      28,625      28,625   128,625      50,564     50,564    150,564

       16     62,101      16,628      16,628   116,628      30,376      30,376   130,376      56,430     56,430    156,430

       17     67,831      16,621      16,621   116,621      32,057      32,057   132,057      62,765     62,765    162,765

       18     73,848      16,449      16,449   116,449      33,647      33,647   133,647      69,599     69,599    169,599

       19     80,165      16,115      16,115   116,115      35,142      35,142   135,142      76,987     76,987    176,987

       20     86,798      15,628      15,628   115,628      36,545      36,545   136,545      84,996     84,996    184,996

       21     93,763      14,879      14,879   114,879      37,736      37,736   137,736      93,571     93,571    193,571

       22    101,076      13,839      13,839   113,839      38,672      38,672   138,672     102,741    102,741    202,741

       23    108,755      12,480      12,480   112,480      39,306      39,306   139,306     112,532    112,532    212,532

       24    116,818      10,773      10,773   110,773      39,589      39,589   139,589     122,975    122,975    222,975

       25    125,284       8,687       8,687   108,687      39,469      39,469   139,469     134,102    134,102    234,102

       26    134,173       6,191       6,191   106,191      38,887      38,887   138,887     145,948    145,948    245,948

       27    143,506       3,258       3,258   103,258      37,787      37,787   137,787     158,551    158,551    258,551

       28    153,307         (*)         (*)       (*)      36,107      36,107   136,107     171,955    171,955    271,955

       29    163,597         (*)         (*)       (*)      33,771      33,771   133,771     186,195    186,195    286,195

       30    174,402         (*)         (*)       (*)      30,685      30,685   130,685     201,295    201,295    301,295

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $2500 ANNUAL PREMIUM: $100000 SPECIFIED AMOUNT
                         MALE: NON-TOBACCO ISSUE: AGE 55
                                GUARANTEED VALUES

                               0% HYPOTHETICAL GROSS             6% HYPOTHETICAL GROSS            12% HYPOTHETICAL GROSS
                                 INVESTMENT RETURN                 INVESTMENT RETURN                 INVESTMENT RETURN
              PREMIUMS
              PAID PLUS                 CASH                              CASH                            CASH
     POLICY  INTEREST AT    CASH     SURRENDER   DEATH      CASH      SURRENDER    DEATH      CASH     SURRENDER    DEATH
      YEAR       5%        VALUE       VALUE    BENEFIT     VALUE       VALUE     BENEFIT     VALUE      VALUE     BENEFIT
        1      2,625       1,377         215   101,377       1,486         323   101,486       1,595        433    101,595

        2      5,381       2,680       1,517   102,680       2,982       1,819   102,982       3,298      2,135    103,298

        3      8,275       3,874       2,827   103,874       4,452       3,405   104,452       5,081      4,035    105,081

        4     11,314       4,951       4,021   104,951       5,884       4,954   105,884       6,944      6,014    106,944

        5     14,505       5,901       5,087   105,901       7,265       6,452   107,265       8,880      8,067    108,880

        6     17,855       6,712       6,014   106,712       8,579       7,882   108,579      10,885     10,187    110,885

        7     21,373       7,372       6,791   107,372       9,808       9,227   109,808      12,949     12,368    112,949

        8     25,066       7,863       7,398   107,863      10,926      10,461   110,926      15,056     14,591    115,056

        9     28,945       8,165       7,816   108,165      11,906      11,557   111,906      17,188     16,839    117,188

       10     33,017       8,260       8,260   108,260      12,721      12,721   112,721      19,326     19,326    119,326

       11     37,293       8,132       8,132   108,132      13,344      13,344   113,344      21,449     21,449    121,449

       12     41,782       7,766       7,766   107,766      13,745      13,745   113,745      23,535     23,535    123,535

       13     46,497       7,147       7,147   107,147      13,899      13,899   113,899      25,565     25,565    125,565

       14     51,446       6,256       6,256   106,256      13,768      13,768   113,768      27,512     27,512    127,512

       15     56,644       5,065       5,065   105,065      13,309      13,309   113,309      29,334     29,334    129,334

       16     62,101       3,538       3,538   103,538      12,464      12,464   112,464      30,972     30,972    130,972

       17     67,831       1,626       1,626   101,626      11,162      11,162   111,162      32,352     32,352    132,352

       18     73,848         (*)         (*)       (*)       9,316       9,316   109,316      33,377     33,377    133,377

       19     80,165         (*)         (*)       (*)       6,835       6,835   106,835      33,942     33,942    133,942

       20     86,798         (*)         (*)       (*)       3,634       3,634   103,634      33,937     33,937    133,937

       21     93,763         (*)         (*)       (*)         (*)         (*)       (*)      33,254     33,254    133,254

       22    101,076         (*)         (*)       (*)         (*)         (*)       (*)      31,778     31,778    131,778

       23    108,755         (*)         (*)       (*)         (*)         (*)       (*)      29,388     29,388    129,388

       24    116,818         (*)         (*)       (*)         (*)         (*)       (*)      25,943     25,943    125,943

       25    125,284         (*)         (*)       (*)         (*)         (*)       (*)      21,264     21,264    121,264

       26    134,173         (*)         (*)       (*)         (*)         (*)       (*)      15,133     15,133    115,133

       27    143,506         (*)         (*)       (*)         (*)         (*)       (*)       7,275      7,275    107,275

       28    153,307         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       29    163,597         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

       30    174,402         (*)         (*)       (*)         (*)         (*)       (*)         (*)        (*)        (*)

(1) NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.
(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $10 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 4% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE TARGET PREMIUM AND 4% ON PREMIUMS IN EXCESS OF TARGET FOR ANY SINGLE POLICY YEAR. (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.


(*) UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL LAPSE WITHOUT VALUE.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

APPENDIX D:  PERFORMANCE SUMMARY INFORMATION

The following performance tables display historical investments results of the underlying mutual fund sub-accounts. This information may be useful in helping potential investors in deciding which underlying mutual fund sub-accounts to choose and in assessing the competence of the underlying mutual funds' investment advisers. The performance figures shown be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolios of the underlying mutual funds, and the market conditions during the periods of time quoted. The performance figures should not be considered as estimates or predictions of future performance. Investment return and the principal value of the underlying mutual fund sub-accounts are not guaranteed and will fluctuate so that a policy owner's units, when redeemed, may be worth more or less than their original cost.

                        PERFORMANCE TABLES - TOTAL RETURN

                                            Annual Percentage              Non annualized
                                                 Change                    Percentage Change
                             Fund    Unit                       1 mo   1 Yr      2 Yrs    3 Yrs.  5 yrs. Inception
   UNDERLYING INVESTMENT  Inception Values 1997   1998   1999    To       to       to       to      to       to
          OPTIONS          Date** 12/31/99                   12/31/99 12/31/99 12/31/99 12/31/99 12/31/99 12/31/99
American Century VP Income 10/30/97 14.97     NA  26.86  18.02   5.96    18.02     49.73        NA       NA   61.40
& Growth

American Century VP        05/01/94 19.48  18.63  18.76  64.04  20.77    64.04     94.81    131.12   196.70  181.86
International

American Century VP Value  05/01/96 10.39  26.08   4.81  -0.85  -1.00    -0.85      3.92     31.03       NA   47.12

Dreyfus Investment         04/30/99 12.93     NA     NA     NA  15.77       NA        NA        NA       NA   29.20
Portfolios - European
Equity Portfolio

The Dreyfus Socially       10/06/93 16.83  28.43  29.38  30.08   8.53    30.08     68.30    116.15   252.60  284.18
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,  09/29/89 15.46  32.96  28.21  20.60   5.85    20.60     54.63    105.59   244.57  421.16
Inc.

Dreyfus Variable           04/05/93 14.51  28.05  30.22  11.46   2.46    11.46     45.13     85.84   211.55  242.65
Investment Fund -
Appreciation Portfolio
(formerly, Dreyfus
Variable Investment Fund -
Capital Appreciation
Portfolio)

Federated Insurance Series 04/22/99  9.87     NA     NA     NA  -0.41       NA        NA        NA       NA   -2.00
- Federated Quality Bond
Fund II

Fidelity VIP Equity Income 10/09/86 11.85  28.05  11.54   6.25   1.02     6.25     18.52     51.77   134.31  451.00
Portfolio: Service Class

Fidelity VIP Growth        10/09/86 19.13  23.45  39.38  37.29  10.08    37.29     91.34    136.21   266.77  871.37
Portfolio: Service Class

Fidelity VIP High Income   09/19/85 10.33  17.58  -4.42   8.07   2.27     8.07      3.29     21.45    67.03  338.78
Portfolio: Service Class

Fidelity VIP Overseas      01/28/87 16.05  11.56  12.64  42.46  11.62    42.46     60.47     79.01   122.28  280.45
Portfolio: Service Class

Fidelity VIP II Contrafund 01/03/95 16.13  24.08  29.94  24.15   8.91    24.15     61.31    100.16       NA  239.00
Portfolio: Service Class

Fidelity VIP III Growth    01/03/95 12.97  29.95  24.51   4.18   2.35     4.18     29.71     68.56       NA  164.19
Opportunities Portfolio:
Service Class

NSAT Capital Appreciation  04/15/92 13.55  34.49  29.96   4.28  -1.24     4.28     35.52     82.27   197.40  241.72
Fund

NSAT Government Bond Fund  11/08/82 10.64   9.67   8.91  -2.35  -0.76    -2.35      6.35     16.63    43.32  313.47

NSAT Money Market Fund     11/10/81 11.04   5.27   5.27   4.85   0.45     4.85     10.38     16.19    29.07  231.65

NSAT Total Return Fund     11/08/82 12.63  29.43  18.07   6.94  -0.07     6.94     26.27     63.43   157.06 1132.55

NSAT Nationwide Balanced   10/31/97 10.90     NA   8.07   0.87  -1.09     0.87      9.01        NA       NA   10.60
Fund

NSAT Nationwide Equity     10/31/97 13.64     NA  15.13  18.49   5.04    18.49     36.42        NA       NA   38.84
Income Fund

NSAT Nationwide Global 50  10/31/97 14.65     NA  19.14  22.92   6.98    22.92     46.45        NA       NA   48.17
Fund (formerly, NSAT
Nationwide Global Equity
Fund)

NSAT Nationwide High       10/31/97 10.92     NA   5.80   3.19   0.97     3.19      9.17        NA       NA   11.66
Income Bond Fund

NSAT Nationwide Mid Cap    10/31/97 13.40     NA  10.81  20.92   5.76    20.92     33.99        NA       NA   33.51
Index Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)

NSAT Nationwide Multi      10/31/97 10.42     NA   2.60   1.56   0.99     1.56      4.20        NA       NA    5.28
Sector Bond Fund

NSAT Nationwide Small Cap  05/03/99 20.50     NA     NA     NA  27.81       NA        NA        NA       NA  105.01
Growth Fund (formerly,
NSAT Nationwide Select
Advisers Small Cap Growth
Fund)

NSAT Nationwide Small Cap  10/31/97 12.39     NA  -3.06  27.84   7.34    27.84     23.92        NA       NA   21.92
Value Fund

NSAT Nationwide Small      10/23/95 14.55  17.35   1.01  44.02  15.58    44.02     45.47     70.71       NA  139.82
Company Fund

NSAT Nationwide Strategic  10/31/97 21.17     NA  14.59  84.75  17.10    84.75 1   11.71        NA       NA  116.36
Growth Fund

NSAT Nationwide Strategic  10/31/97  9.73     NA   0.39  -3.07   0.35    -3.07     -2.69        NA       NA   -1.11
Value Fund

Neuberger & Berman AMT     11/03/97 15.13     NA  31.67  14.93   3.59    14.93     51.33        NA       NA   59.20
Guardian Portfolio

Neuberger & Berman AMT Mid 11/03/97 21.43     NA  39.28  53.89  20.48    53.89 1   14.34        NA       NA  151.21
Cap Growth Portfolio

Neuberger & Berman AMT     03/22/94 11.19  31.25   4.21   7.37   3.42     7.37     11.89     46.85   159.68  153.70
Partners Portfolio

Oppenheimer Variable       08/15/86 20.63  11.67  12.36  83.60  19.27    83.60 1   06.30    130.38   267.05  943.66
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA (formerly,
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable       04/03/85 17.57  26.69  24.00  41.66  14.87    41.66     75.65    122.54   280.67 995.14
Account Funds - Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

                                   Annualized
                                Percentage Change
                             3 yrs.   5 yrs. Inception
   UNDERLYING INVESTMENT       to       to      To
          OPTIONS           12/31/99 12/31/99 12/31/99
American Century VP Income        NA      NA    24.69
& Growth

American Century VP            32.21   24.30    20.09
International

American Century VP Value       9.43      NA    11.11

Dreyfus Investment                NA      NA       NA
Portfolios - European
Equity Portfolio

The Dreyfus Socially           29.30   28.66    24.10
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,      27.15   28.07    17.47
Inc.

Dreyfus Variable               22.95   25.52    20.06
Investment Fund -
Appreciation Portfolio
(formerly, Dreyfus
Variable Investment Fund -
Capital Appreciation
Portfolio)

Federated Insurance Series        NA     NA       NA
- Federated Quality Bond
Fund II

Fidelity VIP Equity Income     14.92   18.57    13.77
Portfolio: Service Class

Fidelity VIP Growth            33.18   29.68    18.76
Portfolio: Service Class

Fidelity VIP High Income        6.69   10.80    10.91
Portfolio: Service Class

Fidelity VIP Overseas          21.42   17.32    10.89
Portfolio: Service Class

Fidelity VIP II Contrafund     26.02      NA    27.71
Portfolio: Service Class

Fidelity VIP III Growth        19.01      NA    21.48
Opportunities Portfolio:
Service Class

NSAT Capital Appreciation      22.15   24.36    17.28
Fund

NSAT Government Bond Fund       5.26    7.46     8.63

NSAT Money Market Fund          5.13    5.24     6.83

NSAT Total Return Fund     5   17.79   20.78    15.78

NSAT Nationwide Balanced          NA      NA     4.76
Fund

NSAT Nationwide Equity            NA      NA    16.35
Income Fund

NSAT Nationwide Global 50         NA      NA    19.90
Fund (formerly, NSAT
Nationwide Global Equity
Fund)

NSAT Nationwide High              NA      NA     5.22
Income Bond Fund

NSAT Nationwide Mid Cap           NA      NA    14.27
Index Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)

NSAT Nationwide Multi             NA      NA     2.40
Sector Bond Fund

NSAT Nationwide Small Cap         NA      NA       NA
Growth Fund (formerly,
NSAT Nationwide Select
Advisers Small Cap Growth
Fund)

NSAT Nationwide Small Cap         NA      NA     9.58
Value Fund

NSAT Nationwide Small          19.51      NA    23.23
Company Fund

NSAT Nationwide Strategic         NA      NA    42.79
Growth Fund

NSAT Nationwide Strategic         NA      NA    -0.51
Value Fund

Neuberger & Berman AMT            NA      NA    24.04
Guardian Portfolio

Neuberger & Berman AMT Mid        NA      NA    53.23
Cap Growth Portfolio

Neuberger & Berman AMT         13.67   21.03    17.50
Partners Portfolio

Oppenheimer Variable           32.07   29.70    19.16
Account Funds -
Oppenheimer Aggressive
Growth Fund/VA (formerly,
Oppenheimer Capital
Appreciation Fund)

Oppenheimer Variable           30.56   30.65    17.63
Account Funds - Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)


                                            Annual Percentage              Non annualized
                                                 Change                    Percentage Change
                             Fund    Unit                       1 mo   1 Yr  2 Yrs  3 Yrs. 5 yrs. Inception 3 Yrs.
   UNDERLYING INVESTMENT  Inception Values 1997   1998   1999    To       to       to       to       to       to
          OPTIONS          Date** 12/31/99                   12/31/99 12/31/99 12/31/99 12/31/99 12/31/99 12/31/99
Oppenheimer Variable       07/05/95 12.74  32.48   4.70  21.71   5.98    21.71    27.43    68.82       NA   180.19
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
(formerly, Oppenheimer
Growth & Income Fund)

Universal Institutional    06/16/97  9.27     NA -28.38  29.37   6.12    29.37    -7.34       NA       NA    -6.62
Funds, Inc.- Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal
Funds, Inc- Emerging
Markets Debt Portfolio)

Van Eck Worldwide          12/27/95 13.19 -11.60 -34.13 100.28  26.08   100.28    31.92    16.62       NA    46.42
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide          09/01/89  8.35  -1.68 -30.97  21.00   8.09    21.00 -  16.47   -17.87     7.62    46.87
Insurance Trust -
Worldwide Hard Assets Fund

Van Kampen Life Investment 07/03/95  8.54  21.47 -11.62  -3.37   3.51    -3.37   -14.60     3.74       NA    57.95
Trust - Morgan Stanley
Real Estate Securities
Portfolio

Warburg Pincus Trust -     10/31/97 11.91     NA  12.13   6.24   0.05     6.24    19.13       NA       NA    23.77
Value Portfolio (formerly,
Growth & Income Portfolio

Warburg Pincus Trust -     06/30/95 16.16  -2.26   5.35  53.43  12.34    53.43    61.63    57.99       NA    86.44
International Equity
Portfolio

Warburg Pincus Trust -     09/30/96 17.41  13.34   6.51  63.50  21.67    63.50    74.14    97.37       NA    92.63
Global Post-Venture
Capital Portfolio
(formerly, Post-Venture
Capital portfolio)

                                            Annual Percentage              Non annualized                               Annualized
                             Percentage Change
                           3 yrs.    5 yrs. Inception
   UNDERLYING INVESTMENT      to       to      To
          OPTIONS         12/31/99 12/31/99 12/31/99
Oppenheimer Variable         19.07       NA    25.82
Account Funds -
Oppenheimer Main Street
Growth & Income Fund/VA
(formerly, Oppenheimer
Growth & Income Fund)

Universal Institutional         NA       NA    -2.66
Funds, Inc.- Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal
Funds, Inc- Emerging
Markets Debt Portfolio)

Van Eck Worldwide             5.26       NA     9.93
Insurance Trust -
Worldwide Emerging Markets
Fund

Van Eck Worldwide            -6.35     1.48     3.79
Insurance Trust -
Worldwide Hard Assets Fund

Van Kampen Life Investment    1.23       NA    10.71
Trust - Morgan Stanley
Real Estate Securities
Portfolio

Warburg Pincus Trust -          NA       NA    10.34
Value Portfolio (formerly,
Growth & Income Portfolio

Warburg Pincus Trust -       16.47       NA    14.85
International Equity
Portfolio

Warburg Pincus Trust -       25.44       NA    22.35
Global Post-Venture
Capital Portfolio
(formerly, Post-Venture
Capital portfolio)

   The preceding table displays three types of total return. Simply stated, total return shows the percentage change in unit values, with dividends and capital gains reinvested, after the deduction of a 0.60% asset charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). The total return figures shown in the Annual Percentage Change and Annualized Percentage Change columns represent annualized figures; i.e., they show the rate of growth that would have produced the corresponding cumulative return had performance been constant over the entire period. The Non-Annualized Percentage Change total return figures are not annual return figures but instead represent the total percentage change in unit value over the stated periods without annualization. THE TOTAL RETURN FIGURES DO NOT TAKE INTO ACCOUNT THE SEVERAL OTHER POLICY CHARGES WHICH ARE DESCRIBED IN THE "POLICY CHARGES" SECTION. THESE OTHER CHARGES INCLUDE DEDUCTIONS FROM PREMIUMS, COST OF INSURANC CHARGES, SURRENDER CHARGES AND A MONTHLY ADMINISTRATIVE CHARGE.


   **The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.


   Performance for the Janus Aspen Series Capital Appreciation Portfolio:
   Service Shares, Janus Aspen Series International Growth Portfolio: Service Shares and the Janus Aspen Series Global Technology Portfolio: Service Shares is not provided due to the funds not being available in this product until January 27, 2000.

   The Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA, the Strong Opportunity Fund II, Inc. and the Universal Institutional Funds, Inc.-Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

                        PERFORMANCE TABLES - CASH VALUES


                                           1 Year to 12/31/99    2 Years to 12/31/99  3 Years to 12/31/99  5 Years to 12/31/99
                             Fund                     Cash                 Cash                  Cash                   Cash
   Underlying Investment     Inception      Accum     Surr.      Accum     Surr.       Accum     Surr.      Accum       Surr.
          Options            Date**         Value     Value      Value     Value       Value     Value      Value       Value
American Century VP Income    10/30/97     $  9,200   $  4,290   $ 20,942   $ 16,032       NA         NA         NA         NA
& Growth

American Century VP           05/01/94     $ 12,871   $  7,960   $ 28,239   $ 23,329   $ 46,374   $ 41,955   $ 89,647   $ 86,210
International

American Century VP Value     05/01/96     $  7,687   $  2,777   $ 15,704   $ 10,794   $ 25,961   $ 21,542       NA         NA

Dreyfus Investment            04/03/99         NA         NA         NA         NA         NA         NA         NA         NA
Portfolios - European
Equity Portfolio

The Dreyfus Socially          10/06/93     $ 10,212   $  5,301   $ 23,401   $ 18,490   $ 40,442   $ 36,023   $ 88,765   $ 85,328
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,     09/29/89     $  9,439   $  4,528   $ 21,573   $ 16,663   $ 37,841   $ 33,422   $ 84,804   $ 81,367
Inc.

Dreyfus Variable Investment   04/05/93     $  8,672   $  3,762   $ 20,111   $ 15,201   $ 34,795   $ 30,376   $ 77,632   $ 74,195
Fund - Appreciation
Portfolio (formerly,
Dreyfus Variable Investment
Fund - Capital Appreciation
Portfolio)

Federated Insurance Series    04/22/99         NA         NA         NA         NA         NA         NA         NA         NA
- Federated Quality Bond
Fund II

Fidelity VIP Equity Income    10/09/86     $  8,283   $  3,372   $ 17,471   $ 12,560   $ 29,398   $ 24,979   $ 61,319   $ 57,882
Portfolio: Service Class

Fidelity VIP Growth           10/09/86     $ 10,822   $  5,912   $ 25,901   $ 20,991   $ 44,439   $ 40,020   $ 94,667   $ 91,230
Portfolio: Service Class

Fidelity VIP High Income      09/19/85     $  8,427   $  3,516   $ 16,347   $ 11,436   $ 25,780   $ 21,361   $ 49,562   $ 46,125
Portfolio: Service Class

Fidelity VIP Overseas         01/28/87     $ 11,180   $  6,269   $ 23,709   $ 18,799   $ 37,672   $ 33,253   $ 70,423   $ 66,985
Portfolio: Service Class

Fidelity VIP II Contrafund    01/03/95     $  9,713   $  4,803   $ 22,335   $ 17,425   $ 38,010   $ 33,590       NA         NA
Portfolio: Service Class

Fidelity VIP III Growth       01/03/95     $  8,049   $  3,138   $ 18,165   $ 13,254   $ 31,421   $ 27,002       NA         NA
Opportunities Portfolio:
Service Class

NSAT Capital Appreciation     04/15/92     $  8,094   $  3,184   $ 18,754   $ 13,844   $ 33,173   $ 28,753   $ 74,483   $ 71,045
Fund

NSAT Government Bond Fund     11/08/82     $  7,498   $  2,588   $ 15,738   $ 10,828   $ 24,717   $ 20,298   $ 45,053   $ 41,615

NSAT Money Market Fund        11/10/81     $  8,120   $  3,210   $ 16,640   $ 11,729   $ 25,564   $ 21,145   $ 44,813   $ 41,375

NSAT Total Return Fund        11/08/82     $  8,314   $  3,403   $ 18,165   $ 13,255   $ 31,052   $ 26,633   $ 66,803   $ 63,365

NSAT Nationwide Balanced      10/31/97     $  7,809   $  2,899   $ 16,256   $ 11,346       NA         NA         NA         NA
Fund

NSAT Nationwide Equity        10/31/97     $  9,246   $  4,336   $ 19,814   $ 14,904       NA         NA         NA         NA
Income Fund

NSAT Nationwide Global 50     10/31/97     $  9,605   $  4,694   $ 21,048   $ 16,137       NA         NA         NA         NA
Fund (formerly, NSAT
Nationwide Global Equity
Fund)

NSAT Nationwide High Income   10/31/97     $  7,992   $  3,082   $ 16,439   $ 11,529       NA         NA         NA         NA
Bond Fund

NSAT Nationwide Mid Cap       10/31/97     $  9,412   $  4,502   $ 19,742   $ 14,832       NA         NA         NA         NA
Index Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)

NSAT Nationwide Multi         10/31/97     $  7,818   $  2,908   $ 15,837   $ 10,927       NA         NA         NA         NA
Sector Bond Fund

NSAT Nationwide Small Cap     05/03/99         NA         NA         NA         NA         NA         NA         NA         NA
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap     10/31/97     $ 10,048   $  5,138   $ 19,447   $ 14,537       NA         NA         NA         NA
Value Fund

NSAT Nationwide Small         10/23/95     $ 11,212   $  6,302   $ 22,322   $ 17,412   $ 35,579   $ 31,160       NA         NA
Company Fund

NSAT Nationwide Strategic     10/31/97     $ 14,806   $  9,896   $ 31,110   $ 26,200       NA         NA         NA         NA
Growth Fund

NSAT Nationwide Strategic     10/31/97     $  7,460   $  2,550   $ 14,851   $  9,941       NA         NA         NA         NA
Value Fund

Neuberger & Berman AMT        11/03/97     $  8,995   $  4,085   $ 21,065   $ 16,155       NA         NA         NA         NA
Guardian Portfolio

Neuberger & Berman AMT Mid    11/03/97     $ 11,945   $  7,034   $ 28,815   $ 23,905       NA         NA         NA         NA
Cap Growth Portfolio

Neuberger & Berman AMT        03/22/94   $  8,354   $  3,443   $ 16,962   $ 12,052   $ 28,535   $ 24,116   $ 64,043   $ 60,606
Partners Portfolio

Oppenheimer Variable          08/15/86     $ 14,647   $  9,737   $ 30,543   $ 25,632   $ 48,326   $ 43,907   $ 98,805   $ 95,368
Account Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Capital Appreciation Fund)

Oppenheimer Variable          04/03/85     $ 11,152   $  6,242   $ 24,852   $ 19,941   $ 42,382   $ 37,963   $ 94,399   $ 90,962
Account Funds - Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

Oppenheimer Variable          07/05/95     $  9,552   $  4,642   $ 19,378   $ 14,468   $ 32,664   $ 28,244       NA         NA
Account Funds - Oppenheimer
Main Street Growth & Income
Fund/VA (formerly,
Oppenheimer Growth & Income
Fund)

                               10 Years to 12/31/99 Inception to 12/31/99
                                          Cash                  Cash
   Underlying Investment        Accum     Surr.      Accum      Surr.
          Options               Value     Value      Value      Value
American Century VP Income         NA         NA     $ 34,667   $ 30,248
& Growth

American Century VP                NA         NA     $105,568   $102,621
International

American Century VP Value          NA         NA     $ 36,252   $ 32,324

Dreyfus Investment                 NA         NA     $ 10,778   $  5,868
Portfolios - European
Equity Portfolio

The Dreyfus Socially               NA         NA     $133,253   $130,798
Responsible Growth Fund,
Inc.

Dreyfus Stock Index Fund,      $251,806   $251,806   $277,361   $277,361
Inc.

Dreyfus Variable Investment        NA         NA     $125,206   $122,751
Fund - Appreciation
Portfolio (formerly,
Dreyfus Variable Investment
Fund - Capital Appreciation
Portfolio)

Federated Insurance Series         NA         NA     $  7,994   $  3,084
- Federated Quality Bond
Fund II

Fidelity VIP Equity Income     $195,443   $195,443   $324,549   $324,549
Portfolio: Service Class

Fidelity VIP Growth            $294,539   $294,539   $537,649   $537,649
Portfolio: Service Class

Fidelity VIP High Income       $147,257   $147,257   $270,713   $270,713
Portfolio: Service Class

Fidelity VIP Overseas          $178,677   $178,677   $265,696   $265,696
Portfolio: Service Class

Fidelity VIP II Contrafund         NA         NA     $ 83,874   $ 80,437
Portfolio: Service Class

Fidelity VIP III Growth            NA         NA     $ 67,677   $ 64,240
Opportunities Portfolio:
Service Class

NSAT Capital Appreciation          NA         NA     $145,226   $143,262
Fund

NSAT Government Bond Fund      $110,430   $110,430   $293,056   $293,056

NSAT Money Market Fund         $100,280   $100,280   $254,913   $254,913

NSAT Total Return Fund         $196,710   $196,710   $634,029   $634,029

NSAT Nationwide Balanced           NA         NA     $ 25,921   $ 21,501
Fund

NSAT Nationwide Equity             NA         NA     $ 30,858   $ 26,439
Income Fund

NSAT Nationwide Global 50          NA         NA     $ 32,517   $ 28,098
Fund (formerly, NSAT
Nationwide Global Equity
Fund)

NSAT Nationwide High Income        NA         NA     $ 26,747   $ 22,327
Bond Fund

NSAT Nationwide Mid Cap            NA         NA     $ 31,391   $ 26,972
Index Fund (formerly, NSAT
Nationwide Select Advisers
Mid Cap Fund)

NSAT Nationwide Multi              NA         NA     $ 25,528   $ 21,109
Sector Bond Fund

NSAT Nationwide Small Cap          NA         NA     $ 17,495   $ 12,585
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)

NSAT Nationwide Small Cap          NA         NA     $ 31,505   $ 27,085
Value Fund

NSAT Nationwide Small              NA         NA     $ 68,474   $ 65,037
Company Fund

NSAT Nationwide Strategic          NA         NA     $ 47,084   $ 42,665
Growth Fund

NSAT Nationwide Strategic          NA         NA     $ 25,774   $ 21,355
Value Fund

Neuberger & Berman AMT             NA         NA     $ 32,733   $ 28,314
Guardian Portfolio

Neuberger & Berman AMT Mid         NA         NA     $ 48,735   $ 44,315
Cap Growth Portfolio

Neuberger & Berman AMT             NA         NA     $ 80,644   $ 77,698
Partners Portfolio

Oppenheimer Variable           $304,816   $304,816   $548,799   $548,799
Account Funds - Oppenheimer
Aggressive Growth Fund/VA
(formerly, Oppenheimer
Capital Appreciation Fund)

Oppenheimer Variable           $278,416   $278,416   $585,562   $585,562
Account Funds - Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Growth Fund)

Oppenheimer Variable               NA         NA     $ 66,378   $ 62,941
Account Funds - Oppenheimer
Main Street Growth & Income
Fund/VA (formerly,
Oppenheimer Growth & Income
Fund)


                                           1 Year to 12/31/99    2 Years to 12/31/99  3 Years to 12/31/99  5 Years to 12/31/99
                             Fund                     Cash                 Cash                  Cash                   Cash
   Underlying Investment     Inception      Accum     Surr.      Accum     Surr.       Accum     Surr.      Accum       Surr.
          Options            Date**         Value     Value      Value     Value       Value     Value      Value       Value
Universal Institutional       06/16/97     $ 10,167   $  5,256   $ 16,990   $ 12,079       NA         NA         NA         NA
Funds, Inc.- Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal
Funds, Inc- Emerging
Markets Debt Portfolio)

Van Eck Worldwide Insurance   12/27/95     $ 16,125   $ 11,215   $ 25,506   $ 20,596   $ 34,576   $ 30,156       NA         NA
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance   09/01/89     $  9,525   $  4,615   $ 15,617   $ 10,706   $ 21,894   $ 17,475   $ 37,686   $ 34,248
Trust - Worldwide Hard
Assets Fund

Van Kampen Life Investment    07/03/95     $  7,451   $  2,541   $ 13,874   $  8,964   $ 21,909   $ 17,490       NA         NA
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus Trust -        10/31/97     $  8,300   $  3,389   $ 17,554   $ 12,644       NA         NA         NA         NA
Value Portfolio (formerly,
Growth & Income Portfolio

Warburg Pincus Trust -        06/30/95     $ 12,039   $  7,129   $ 24,623   $ 19,712   $ 36,851   $ 32,431       NA         NA
International Equity
Portfolio

Warburg Pincus Trust -        09/30/96     $ 12,804   $  7,893   $ 26,179   $ 21,268   $ 41,403   $ 36,983       NA         NA
Global Post-Venture Capital
Portfolio (formerly,
Post-Venture Capital
portfolio)

                               10 Years to 12/31/99 Inception to 12/31/99
                                          Cash                  Cash
   Underlying Investment        Accum     Surr.      Accum      Surr.
          Options               Value     Value      Value      Value
Universal Institutional            NA         NA     $ 23,973   $ 19,553
Funds, Inc.- Emerging
Markets Debt Portfolio
(formerly, Morgan Stanley
Dean Witter Universal
Funds, Inc- Emerging
Markets Debt Portfolio)

Van Eck Worldwide Insurance        NA         NA     $ 58,093   $ 54,655
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance    $ 93,214   $ 93,214   $101,485   $101,485
Trust - Worldwide Hard
Assets Fund

Van Kampen Life Investment         NA         NA     $ 44,912   $ 41,474
Trust - Morgan Stanley Real
Estate Securities Portfolio

Warburg Pincus Trust -             NA         NA     $ 28,008   $ 23,589
Value Portfolio (formerly,
Growth & Income Portfolio

Warburg Pincus Trust -             NA         NA     $ 60,139   $ 56,701
International Equity
Portfolio

Warburg Pincus Trust -             NA         NA     $ 57,394   $ 53,465
Global Post-Venture Capital
Portfolio (formerly,
Post-Venture Capital
portfolio)

   The preceding cash value performance table shows the effect of the performance quoted on accumulated values and cash surrender values, based on a hypothetical annual premium of $10,000 for a 45 year-old male, non-tobacco preferred, with a level death benefit and an initial specified amount of $506,995.21. The cash surrender value figures reflect the deduction of all applicable policy charges, including a 0.60% asset charge, applicable cost of insurance charges, surrender charges, and an annual administrative charge (and the deduction of applicable investment advisory fees and other expenses of the underlying mutual funds). See the "Policy Charges" section for more information about these charges. The cost of insurance charges may be higher or lower for purchasers who do not meet the profile of the hypothetical purchaser. Illustrations reflecting a potential purchaser's specific characteristics are available from Nationwide upon request.


   **The underlying mutual fund Inception Date is the date the underlying mutual fund first became effective, which is not necessarily the same date the underlying mutual fund was first made available through the variable account. For those underlying mutual funds which have not been offered as sub-accounts through the variable account for one of the quoted periods, the cash values will show the investment performance such underlying mutual funds would have achieved (reduced by any applicable variable account and policy charges, and underlying mutual fund investment advisory fees and expenses) had they been offered as sub-accounts through the variable account for the period quoted. Certain underlying mutual funds are not as old as some of the periods quoted, therefore, the cash values may not be available for all of the periods shown.


   Performance for the Janus Aspen Series Capital Appreciation Portfolio:
   Service Shares, Janus Aspen Series International Growth Portfolio: Service Shares and the Janus Aspen Series Global Technology Portfolio: Service Shares is not provided due to the funds not being available in this product until January 27, 2000.

   The Oppenheimer Variable Account Funds-Oppenheimer Global Securities Fund/VA, the Strong Opportunity Fund II, Inc. and the Universal Institutional Funds, Inc.-Mid Cap Growth Portfolio were added to the variable account effective May 1, 2000. Therefore, no sub-account performance is available.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for the year then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for the year then ended and for the period February 18, 1998 (commencement of operations) through December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999

ASSETS:
   Investments at market value:
     American Century VP - American Century VP Income & Growth (ACVPIncGr)
        1,516,852 shares (cost $11,317,293) .......................................   $ 12,134,813
     American Century VP - American Century VP International (ACVPInt)
        1,236,421 shares (cost $11,263,761) .......................................     15,455,257
     American Century VP - American Century VP Value (ACVPValue)
        333,310 shares (cost $2,096,957) ..........................................      1,983,194
     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
        217,560 shares (cost $7,489,924) ..........................................      8,500,087
     Dreyfus Stock Index Fund (DryStkIx)
        3,157,931 shares (cost $108,850,206) ......................................    121,422,462
     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        474,656 shares (cost $18,124,465) .........................................     18,924,546
     Dreyfus VIF - European Equity Portfolio (DryEuroEq)
        8,417 shares (cost $124,331) ..............................................        134,328
     Federated Insurance Series - Quality Bond Fund II (FedQualBd)
        1,135,643 shares (cost $11,089,105) .......................................     11,129,306
     Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
        625,133 shares (cost $15,869,177) .........................................     16,040,900
     Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr)
        774,261 shares (cost $35,854,940) .........................................     42,429,507
     Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
        807,088 shares (cost $8,963,595) ..........................................      9,103,953
     Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)
        478,620 shares (cost $11,186,641) .........................................     13,104,615
     Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
        846,655 shares (cost $20,982,859) .........................................     24,637,651
     Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
        442,345 shares (cost $9,827,088) ..........................................     10,227,022
     Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
        99,824 shares (cost $676,149) .............................................        689,781
     Nationwide SAT - Balanced Fund (NSATBal)
        337,856 shares (cost $3,493,555) ..........................................      3,483,298
     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        832,197 shares (cost $22,564,217) .........................................     21,395,784
     Nationwide SAT - Equity Income Fund (NSATEqInc)
        68,117 shares (cost $822,495) .............................................        921,629
     Nationwide SAT - Global Equity Fund (NSATGlobEq)
        1,102,541 shares (cost $14,278,718) .......................................     15,314,299
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        1,818,889 shares (cost $20,152,759) .......................................     19,625,811
     Nationwide SAT - High Income Bond Fund (NSATHIncBd)
        856,951 shares (cost $8,305,829) ..........................................      8,158,176
     Nationwide SAT - Money Market Fund (NSATMyMkt)
        139,947,802 shares (cost $139,947,802) ....................................    139,947,802

     Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
        1,404,286 shares (cost $13,282,437) .......................................     13,158,162
     Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
        70,400 shares (cost $786,210) .............................................        867,329
     Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr)
        137,674 shares (cost $1,690,098) ..........................................      2,710,803
     Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
        450,152 shares (cost $4,451,470) ..........................................      4,375,475
     Nationwide SAT - Small Company Fund (NSATSmCo)
        592,603 shares (cost $10,263,865) .........................................     13,108,386
     Nationwide SAT - Strategic Growth Fund (NSATStrGro)
        534,092 shares (cost $9,544,415) ..........................................     10,916,848
     Nationwide SAT - Strategic Value Fund (NSATStrVal)
        100,106 shares (cost $968,230) ............................................        941,995
     Nationwide SAT - Total Return Fund (NSATTotRe)
        1,267,636 shares (cost $23,594,301) .......................................     23,844,238
     Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
        186,660 shares (cost $2,798,624) ..........................................      2,958,557
     Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
        501,384 shares (cost $8,967,458) ..........................................     12,183,627
     Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
        379,080 shares (cost $6,993,954) ..........................................      7,445,126
     Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
        138,214 shares (cost $8,314,249) ..........................................     11,376,389
     Oppenheimer VAF - Growth Fund (OppGro)
        274,533 shares (cost $10,866,320) .........................................     13,682,734
     Oppenheimer VAF - Growth & Income Fund (OppGrInc)
        280,701 shares (cost $6,119,593) ..........................................      6,913,670
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
        188,431 shares (cost $2,005,261) ..........................................      2,687,020
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
        40,565 shares (cost $424,254) .............................................        444,596
     Van Kampen LIT -
     Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
        126,609 shares (cost $1,668,890) ..........................................      1,566,147
     Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
        96,784 shares (cost $1,147,125) ...........................................      1,150,757
     Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
        136,868 shares (cost $1,673,971) ..........................................      2,285,689
     Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
        47,333 shares (cost $673,398) .............................................        911,634
                                                                                     -------------
            Total investments .....................................................    648,293,403
Accounts receivable ............................................................               190
                                                                                     -------------
            Total assets ..........................................................    648,293,593
ACCOUNTS PAYABLE ..................................................................         -
                                                                                     -------------
CONTRACT OWNERS' EQUITY (NOTE 7) ..................................................  $ 648,293,593
                                                                                     =============




See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY
--------------------------------
STATEMENTS OF OPERATIONS
--------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                 TOTAL                         ACVPIncGr
                                                    -----------------------------    --------------------------
                                                         1999            1998          1999            1998
                                                    -------------    ------------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   6,784,764         795,996            345         5,125
  Mortality and expense charges (note 3) ........        (382,102)         (7,523)        (4,870)          (86)
                                                    -------------    ------------    -----------    ----------
    Net investment income .......................       6,402,662         788,473         (4,525)        5,039
                                                    -------------    ------------    -----------    ----------

  Proceeds from mutual fund shares sold .........     201,999,339      61,803,110      4,238,041        60,422
  Cost of mutual fund shares sold ...............    (195,191,587)    (62,074,770)    (3,971,748)      (58,667)
                                                    -------------    ------------    -----------    ----------
    Realized gain (loss) on investments .........       6,807,752        (271,660)       266,293         1,755
  Change in unrealized gain (loss) on investments      42,568,531       6,208,890        692,513       125,007
                                                    -------------    ------------    -----------    ----------
    Net gain (loss) on investments ..............      49,376,283       5,937,230        958,806       126,762
                                                    -------------    ------------    -----------    ----------
  Reinvested capital gains ......................       6,941,880         597,466              -             -
                                                    -------------    ------------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      62,720,825       7,323,169        954,281       131,801
                                                    -------------    ------------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     515,112,072     106,894,981      4,843,884       168,731
  Transfers between funds .......................               -               -      5,659,068       959,762
  Surrenders ....................................      (2,953,250)       (205,540)       (25,955)          (64)
  Death benefits ................................        (165,946)              -         (1,531)            -
  Policy loans (net of repayments) (note 5) .....      (4,792,558)     (1,093,563)       (99,683)            -
  Deductions for surrender charges (note 2d) ....        (378,228)         (2,405)        (3,324)           (1)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (28,207,228)     (4,765,148)      (410,626)      (23,721)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (882,295)       (148,735)       (13,701)         (985)
    MSP contracts ...............................         (49,709)           (535)        (1,582)           (4)
    SL contracts ................................         (99,794)        (12,520)        (1,422)          (83)
                                                    -------------    ------------    -----------    ----------
      Net equity transactions ...................     477,583,064     100,666,535      9,945,128     1,103,635
                                                    -------------    ------------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     540,303,889     107,989,704     10,899,409     1,235,436
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     107,989,704               -      1,235,436             -
                                                    -------------    ------------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 648,293,593     107,989,704     12,134,845     1,235,436
                                                    =============    ============    ===========    ==========
                                                              ACVPint                   ACVPValue
                                                    -------------------------    ----------------------
                                                        1999          1998          1999         1998
                                                    -----------    ----------    ----------    --------

INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -           355         9,053         169
  Mortality and expense charges (note 3) ........        (3,029)         (173)         (698)        (44)
                                                    -----------    ----------    ----------    --------
    Net investment income .......................        (3,029)          182         8,355         125
                                                    -----------    ----------    ----------    --------

  Proceeds from mutual fund shares sold .........     2,517,615       613,620     1,027,473     216,392
  Cost of mutual fund shares sold ...............    (1,889,551)     (614,510)   (1,065,502)   (220,562)
                                                    -----------    ----------    ----------    --------
    Realized gain (loss) on investments .........       628,064          (890)      (38,029)     (4,170)
  Change in unrealized gain (loss) on investments     4,031,727       159,768      (142,040)     28,277
                                                    -----------    ----------    ----------    --------
    Net gain (loss) on investments ..............     4,659,791       158,878      (180,069)     24,107
                                                    -----------    ----------    ----------    --------
  Reinvested capital gains ......................             -         3,644        85,768       1,997
                                                    -----------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     4,656,762       162,704       (85,946)     26,229
                                                    -----------    ----------    ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     3,440,338       489,914       698,376     218,019
  Transfers between funds .......................     5,542,573     1,905,042       905,970     409,201
  Surrenders ....................................        (6,193)            -        (7,715)        (20)
  Death benefits ................................        (3,352)            -             -           -
  Policy loans (net of repayments) (note 5) .....      (114,731)       (2,833)      (15,452)     (1,893)
  Deductions for surrender charges (note 2d) ....          (793)            -          (988)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (514,310)      (73,254)     (132,120)    (23,676)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (21,791)       (2,574)       (5,363)       (827)
    MSP contracts ...............................          (570)           (9)         (203)         (3)
    SL contracts ................................        (1,478)         (217)         (147)        (70)
                                                    -----------    ----------    ----------    --------
      Net equity transactions ...................     8,319,693     2,316,069     1,442,358     600,731
                                                    -----------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    12,976,455     2,478,773     1,356,412     626,960
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,478,773             -       626,960           -
                                                    -----------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    15,455,228     2,478,773     1,983,372     626,960
                                                    ===========    ==========    ==========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
-------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
-------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              DrySRGro                    DryStkix
                                                    -------------------------    ---------------------------
                                                        1999          1998            1999           1998
                                                    -----------    ----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     1,039         2,114         694,199         64,671
  Mortality and expense charges (note 3) ........          (849)          (96)        (80,224)        (1,001)
                                                    -----------    ----------    ------------    -----------
    Net investment income .......................           190         2,018         613,975         63,670
                                                    -----------    ----------    ------------    -----------

  Proceeds from mutual fund shares sold .........       620,665       292,403       3,651,059      2,855,607
  Cost of mutual fund shares sold ...............      (483,300)     (279,293)     (3,038,322)    (2,928,820)
                                                    -----------    ----------    ------------    -----------
    Realized gain (loss) on investments .........       137,365        13,110         612,737        (73,213)
  Change in unrealized gain (loss) on investments       901,808       108,355      11,117,238      1,455,019
                                                    -----------    ----------    ------------    -----------
    Net gain (loss) on investments ..............     1,039,173       121,465      11,729,975      1,381,806
                                                    -----------    ----------    ------------    -----------
  Reinvested capital gains ......................       279,678        47,900         672,634         12,311
                                                    -----------    ----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     1,319,041       171,383      13,016,584      1,457,787
                                                    -----------    ----------    ------------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,335,241       544,259      41,330,848      3,047,695
  Transfers between funds .......................     4,065,765       721,262      57,817,925     10,358,645
  Surrenders ....................................       (13,484)          (97)       (626,906)          (430)
  Death benefits ................................       (18,063)            -         (24,555)             -
  Policy loans (net of repayments) (note 5) .....       (33,299)       (1,497)       (192,790)        (9,416)
  Deductions for surrender charges (note 2d) ....        (1,727)           (1)        (80,289)            (5)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (506,680)      (61,633)     (4,045,059)      (463,310)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (17,385)       (1,607)       (134,875)       (15,073)
    MSP contracts ...............................          (332)           (6)         (4,126)           (54)
    SL contracts ................................          (913)         (135)        (11,443)        (1,269)
                                                    -----------    ----------    ------------    -----------
      Net equity transactions ...................     5,809,123     1,200,545      94,028,730     12,916,783
                                                    -----------    ----------    ------------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     7,128,164     1,371,928     107,045,314     14,374,570
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,371,928             -      14,374,570              -
                                                    -----------    ----------    ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 8,500,092     1,371,928     121,419,884     14,374,570
                                                    ===========    ==========    ============    ===========


                                                              DryCapAp                     DryEuroEq
                                                    -------------------------    ---------------------------
                                                         1999          1998          1999            1998
                                                    -----------    ----------    ------------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       102,225         7,616         266                  -
  Mortality and expense charges (note 3) ........       (19,902)         (108)          -                  -
                                                    -----------    ----------    ------------    -----------
    Net investment income .......................        82,323         7,508         266                  -
                                                    -----------    ----------    ------------    -----------

  Proceeds from mutual fund shares sold .........     6,596,135       191,690       9,724                  -
  Cost of mutual fund shares sold ...............    (6,226,765)     (192,584)     (9,364)                 -
                                                    -----------    ----------    ------------    -----------
    Realized gain (loss) on investments .........       369,370          (894)        360                  -
  Change in unrealized gain (loss) on investments       649,339       150,742       9,997                  -
                                                    -----------    ----------    ------------    -----------
    Net gain (loss) on investments ..............     1,018,709       149,848      10,357                  -
                                                    -----------    ----------    ------------    -----------
  Reinvested capital gains ......................        68,742             -       1,251                  -
                                                    -----------    ----------    ------------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     1,169,774       157,356      11,874                  -
                                                    -----------    ----------    ------------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    12,955,621       381,182       8,625                  -
  Transfers between funds .......................     4,076,889     1,070,054     114,306                  -
  Surrenders ....................................       (56,786)          (44)          -                  -
  Death benefits ................................        (6,440)            -           -                  -
  Policy loans (net of repayments) (note 5) .....       (32,681)         (289)          -                  -
  Deductions for surrender charges (note 2d) ....        (7,273)           (1)          -                  -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (701,318)      (58,099)        (92)                 -
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (17,976)       (1,594)        (32)                 -
    MSP contracts ...............................          (683)           (6)         (8)                 -
    SL contracts ................................        (1,755)         (134)          -                  -
                                                    -----------    ----------    ------------    -----------
      Net equity transactions ...................    16,207,598     1,391,069     122,799                  -
                                                    -----------    ----------    ------------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    17,377,372     1,548,425     134,673                  -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,548,425             -           -                  -
                                                    -----------    ----------    ------------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    18,925,797     1,548,425     134,673                  -
                                                    ===========    ==========    ========        ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                        FedQualBd                       FidVIPEi
                                                    -----------------------    ------------------------
                                                        1999          1998        1999          1998
                                                    ------------     ------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        $     -          -        97,065             -
  Mortality and expense charges (note 3)  .......         (3,162)         -        (3,265)         (402)
                                                    ------------     ------    ----------    ----------
    Net investment income .......................         (3,162)         -        93,800          (402)
                                                    ------------     ------    ----------    ----------

  Proceeds from mutual fund shares sold .........        193,269          -     2,794,623     1,186,510
  Cost of mutual fund shares sold ...............       (195,176)         -    (2,491,032)   (1,221,597)
                                                    ------------     ------    ----------    ----------
    Realized gain (loss) on investments .........         (1,907)         -       303,591       (35,087)
  Change in unrealized gain (loss) on investments         40,201          -      (277,459)      449,182
                                                    ------------     ------    ----------    ----------
    Net gain (loss) on investments ..............         38,294          -        26,132       414,095
                                                    ------------     ------    ----------    ----------
  Reinvested capital gains ......................              -          -       214,564             -
                                                    ------------     ------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         35,132          -       334,496       413,693
                                                    ------------     ------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      3,119,190          -     4,448,956     1,622,388
  Transfers between funds .......................      8,049,110          -     6,896,656     3,964,871
  Surrenders ....................................              -          -       (80,452)         (401)
  Death benefits ................................              -          -        (1,391)            -
  Policy loans (net of repayments) (note 5) .....              -          -      (144,802)       (6,242)
  Deductions for surrender charges (note 2d) ....              -          -       (10,304)           (5)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)        (20,060)         -    (1,124,439)     (217,638)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................            (31)         -       (43,634)       (6,715)
    MSP contracts ...............................            (21)         -        (1,965)          (24)
    SL contracts ................................              -          -        (1,316)         (565)
                                                    ------------     ------    ----------    ----------
      Net equity transactions ...................     11,148,188          -     9,937,309     5,355,669
                                                    ------------     ------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     11,183,320          -    10,271,805     5,769,362
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....              -          -     5,769,362             -
                                                    ------------     ------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 11,183,320          -    16,041,167     5,769,362
                                                    ============     ======   ===========    ==========

                                                               FidVIPGr                  FidVIPHi
                                                    -------------------------    -------------------------
                                                       1999            1998          1999            1998
                                                    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................         8,639             -       364,862             -
  Mortality and expense charges (note 3)  .......       (12,917)         (249)       (1,521)         (245)
                                                    -----------    ----------    ----------    ----------
    Net investment income .......................        (4,278)         (249)      363,341          (245)
                                                    -----------    ----------    ----------    ----------


  Proceeds from mutual fund shares sold .........     1,070,026       759,197       926,716       848,212
  Cost of mutual fund shares sold ...............      (923,816)     (750,697)   (1,041,180)     (901,996)
                                                    -----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........       146,210         8,500      (114,464)      (53,784)
  Change in unrealized gain (loss) on investments     6,093,883       480,684       103,063        37,295
                                                    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............     6,240,093       489,184       (11,401)      (16,489)
                                                    -----------    ----------    ----------    ----------
  Reinvested capital gains ......................       543,154             -        13,640             -
                                                    -----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     6,778,969       488,935       365,580       (16,734)
                                                    -----------    ----------    ----------    ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    13,666,314       742,777     2,442,012       685,592
  Transfers between funds .......................    20,406,545     2,489,085     3,417,897     2,964,332
  Surrenders ....................................       (63,057)       (1,445)      (30,819)            -
  Death benefits ................................       (10,491)            -        (1,204)            -
  Policy loans (net of repayments) (note 5) .....      (177,397)       (5,968)     (134,160)       (1,581)
  Deductions for surrender charges (note 2d) ....        (8,076)          (17)       (3,947)            -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (1,671,275)     (140,842)     (455,068)     (103,400)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (55,807)       (4,257)      (18,072)       (3,432)
    MSP contracts ...............................        (2,486)          (15)       (1,135)          (12)
    SL contracts ................................        (3,848)         (358)       (1,596)         (289)
                                                    -----------    ----------    ----------    ----------
      Net equity transactions ...................    32,080,422     3,078,960     5,213,908     3,541,210
                                                    -----------    ----------    ----------    ----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    38,859,391     3,567,895     5,579,488     3,524,476
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     3,567,895             -     3,524,476             -
                                                    -----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    42,427,286     3,567,895     9,103,964     3,524,476
                                                    ===========    ==========    ==========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                                FidVIPOv                 FidVIPCon
                                                    --------------------------    -------------------------
                                                         1999           1998         1999            1998
                                                    ------------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     21,110             -         26,713             -
  Mortality and expense charges (note 3)  .......         (9,859)          (75)        (4,360)         (330)
                                                    ------------    ----------    -----------    ----------
    Net investment income .......................         11,251           (75)        22,353          (330)
                                                    ------------    ----------    -----------    ----------

  Proceeds from mutual fund shares sold .........      7,592,272       528,529      1,218,202       974,276
  Cost of mutual fund shares sold ...............     (6,861,807)     (553,402)    (1,003,352)     (947,452)
                                                    ------------    ----------    -----------    ----------
    Realized gain (loss) on investments .........        730,465       (24,873)       214,850        26,824
  Change in unrealized gain (loss) on investments      1,849,661        68,313      3,006,379       648,413
                                                    ------------    ----------    -----------    ----------
    Net gain (loss) on investments ..............      2,580,126        43,440      3,221,229       675,237
                                                    ------------    ----------    -----------    ----------
  Reinvested capital gains ......................         34,048             -        195,897             -
                                                    ------------    ----------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,625,425        43,365      3,439,479       674,907
                                                    ------------    ----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      1,371,398       233,314      6,884,353     1,117,315
  Transfers between funds .......................      8,415,589       835,812     11,647,164     3,133,469
  Surrenders ....................................        (26,372)          (16)      (454,009)         (165)
  Death benefits ................................           (308)            -         (4,599)            -
  Policy loans (net of repayments) (note 5) .....        (21,644)       (1,574)      (155,019)       (2,052)
  Deductions for surrender charges (note 2d) ....         (3,377)            -        (58,146)           (2)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (318,257)      (34,849)    (1,389,362)     (173,162)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (10,339)       (1,230)       (50,526)       (5,299)
    MSP contracts ...............................           (724)           (4)        (1,103)          (19)
    SL contracts ................................           (955)         (103)        (2,492)         (446)
                                                    ------------    ----------    -----------    ----------
      Net equity transactions ...................      9,405,011     1,031,350     16,416,261     4,069,639
                                                    ------------    ----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     12,030,436     1,074,715     19,855,740     4,744,546
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      1,074,715             -      4,744,546             -
                                                    ------------    ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 13,105,151     1,074,715     24,600,286     4,744,546
                                                    ============    ==========    ===========    ==========



                                                             FidVIPGrOp                VKMSEmMKt
                                                    -------------------------    --------------------
                                                        1999          1998         1999         1998
                                                    -----------    ----------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        28,246             -      85,097      18,594
  Mortality and expense charges (note 3)  .......        (3,130)         (168)       (166)        (11)
                                                    -----------    ----------    --------    --------
    Net investment income .......................        25,116          (168)     84,931      18,583
                                                    -----------    ----------    --------    --------


  Proceeds from mutual fund shares sold .........       613,535       309,151     218,023     268,442
  Cost of mutual fund shares sold ...............      (559,981)     (296,203)   (200,881)   (301,322)
                                                    -----------    ----------    --------    --------
    Realized gain (loss) on investments .........        53,554        12,948      17,142     (32,880)
  Change in unrealized gain (loss) on investments       137,134       262,800      20,955      (7,323)
                                                    -----------    ----------    --------    --------
    Net gain (loss) on investments ..............       190,688       275,748      38,097     (40,203)
                                                    -----------    ----------    --------    --------
  Reinvested capital gains ......................        55,207             -           -           -
                                                    -----------    ----------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       271,011       275,580     123,028     (21,620)
                                                    -----------    ----------    --------    --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     3,045,388       584,874     176,047      41,423
  Transfers between funds .......................     5,377,081     1,646,479     265,717     144,407
  Surrenders ....................................      (191,409)          (36)       (137)          -
  Death benefits ................................        (1,216)            -           -           -
  Policy loans (net of repayments) (note 5) .....       (42,620)           29        (792)          -
  Deductions for surrender charges (note 2d) ....       (24,514)            -         (17)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (632,760)      (84,140)    (30,191)     (6,534)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (23,008)       (2,917)     (1,369)       (152)
    MSP contracts ...............................        (1,943)          (10)         (2)         (1)
    SL contracts ................................        (1,552)         (245)         (2)        (13)
                                                    -----------    ----------    --------    --------
      Net equity transactions ...................     7,503,447     2,144,034     409,254     179,130
                                                    -----------    ----------    --------    --------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     7,774,458     2,419,614     532,282     157,510
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     2,419,614             -     157,510           -
                                                    -----------    ----------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    10,194,072     2,419,614     689,792     157,510
                                                    ===========    ==========    ========    ========






                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
--------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
--------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATBal                   NSATCapAp
                                                    -----------------------    --------------------------
                                                        1999         1998         1999           1998
                                                    -----------    --------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    80,095       9,854         96,180        14,834
  Mortality and expense charges (note 3)  .......        (1,605)        (51)        (2,498)         (440)
                                                    -----------    --------    -----------    ----------
    Net investment income .......................        78,490       9,803         93,682        14,394
                                                    -----------    --------    -----------    ----------

  Proceeds from mutual fund shares sold .........     2,788,299     316,297      4,176,681       703,904
  Cost of mutual fund shares sold ...............    (2,830,503)   (315,924)    (3,638,494)     (686,965)
                                                    -----------    --------    -----------    ----------
    Realized gain (loss) on investments .........       (42,204)        373        538,187        16,939
  Change in unrealized gain (loss) on investments       (33,063)     22,806     (1,637,699)      469,266
                                                    -----------    --------    -----------    ----------
    Net gain (loss) on investments ..............       (75,267)     23,179     (1,099,512)      486,205
                                                    -----------    --------    -----------    ----------
  Reinvested capital gains ......................           495       2,184      1,352,393       174,093
                                                    -----------    --------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         3,718      35,166        346,563       674,692
                                                    -----------    --------    -----------    ----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,611,897      87,905      9,062,429     1,531,297
  Transfers between funds .......................     1,487,269     640,480      7,693,905     4,379,971
  Surrenders ....................................      (107,959)          -       (206,070)         (118)
  Death benefits ................................             -           -        (17,696)            -
  Policy loans (net of repayments) (note 5) .....       (10,080)     (2,200)       (72,988)          731
  Deductions for surrender charges (note 2d) ....       (13,826)          -        (26,392)           (1)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (211,528)    (28,998)    (1,637,150)     (265,208)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (6,440)       (840)       (57,366)       (7,161)
    MSP contracts ...............................          (439)         (3)        (1,785)          (26)
    SL contracts ................................          (638)        (71)        (1,205)         (603)
                                                    -----------    --------    -----------    ----------
      Net equity transactions ...................     2,748,256     696,273     14,735,682     5,638,882

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     2,751,974     731,439     15,082,245     6,313,574
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       731,439           -      6,313,574             -
                                                    -----------    --------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 3,483,413     731,439     21,395,819     6,313,574
                                                    ===========    ========    ===========    ==========
                                                           NSATEqInc              NSATGlobEq
                                                    --------------------    -----------------------
                                                      1999        1998         1999          1998
                                                    --------    --------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      1,722         896          8,364       1,950
  Mortality and expense charges (note 3)  .......        (71)        (17)       (10,207)        (34)
                                                    --------    --------    -----------    --------
    Net investment income .......................      1,651         879         (1,843)      1,916
                                                    --------    --------    -----------    --------


  Proceeds from mutual fund shares sold .........    116,995      18,085      1,039,009      57,978
  Cost of mutual fund shares sold ...............   (100,117)    (17,928)      (930,501)    (57,852)
                                                    --------    --------    -----------    --------
    Realized gain (loss) on investments .........     16,878         157        108,508         126
  Change in unrealized gain (loss) on investments     84,114      15,021        997,392      38,188
                                                    --------    --------    -----------    --------
    Net gain (loss) on investments ..............    100,992      15,178      1,105,900      38,314
                                                    --------    --------    -----------    --------
  Reinvested capital gains ......................        202       2,636        456,545       3,213
                                                    --------    --------    -----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........    102,845      18,693      1,560,602      43,443
                                                    --------    --------    -----------    --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    100,722      28,736      1,045,536      96,340
  Transfers between funds .......................    527,196     202,838     12,602,010     374,760
  Surrenders ....................................       (207)          -       (149,120)        (20)
  Death benefits ................................          -           -           (783)          -
  Policy loans (net of repayments) (note 5) .....     (1,768)          -         (3,556)       (199)
  Deductions for surrender charges (note 2d) ....        (26)          -        (19,098)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (48,952)     (5,984)      (215,865)    (19,705)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................     (1,993)       (247)        (4,771)       (571)
    MSP contracts ...............................        (80)         (1)           (78)         (2)
    SL contracts ................................        (77)        (21)        (8,899)        (48)
                                                    --------    --------    -----------    --------
      Net equity transactions ...................    574,815     225,321     13,245,376     450,555
                                                    --------    --------    -----------    --------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    677,660     244,014     14,805,978     493,998
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    244,014           -        493,998           -
                                                    --------    --------    -----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    921,674     244,014     15,299,976     493,998
                                                    ========    ========    ===========    ========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                              NSATGvtBd                   NSATHIncBd
                                                    --------------------------    ----------------------
                                                         1999          1998          1999         1998
                                                    ------------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    798,788        83,382       308,481      22,707
  Mortality and expense charges (note 3)  .......        (37,827)         (327)       (3,120)        (68)
                                                    ------------    ----------    ----------    --------
    Net investment income .......................        760,961        83,055       305,361      22,639
                                                    ------------    ----------    ----------    --------

  Proceeds from mutual fund shares sold .........     10,418,680     1,043,507       689,933     206,929
  Cost of mutual fund shares sold ...............    (11,072,171)   (1,033,771)     (687,767)   (213,860)
                                                    ------------    ----------    ----------    --------
    Realized gain (loss) on investments .........       (653,491)        9,736         2,166      (6,931)
  Change in unrealized gain (loss) on investments       (442,511)      (84,436)     (155,595)      7,941
                                                    ------------    ----------    ----------    --------
    Net gain (loss) on investments ..............     (1,096,002)      (74,700)     (153,429)      1,010
                                                    ------------    ----------    ----------    --------
  Reinvested capital gains ......................         35,939        22,403           645           -
                                                    ------------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       (299,102)       30,758       152,577      23,649
                                                    ------------    ----------    ----------    --------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      5,188,264       480,508     4,145,976     116,422
  Transfers between funds .......................     10,824,196     4,241,272     3,041,733     850,224
  Surrenders ....................................         (7,882)          (58)       (1,402)          -
  Death benefits ................................           (779)            -             -           -
  Policy loans (net of repayments) (note 5) .....        (10,210)         (822)       (1,976)          -
  Deductions for surrender charges (note 2d) ....         (1,010)           (1)         (180)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (747,310)      (51,451)     (134,672)    (18,455)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (13,896)       (2,112)       (4,222)       (756)
    MSP contracts ...............................         (3,046)           (8)          (16)         (3)
    SL contracts ................................         (1,057)         (178)         (549)        (64)
                                                    ------------    ----------    ----------    --------
      Net equity transactions ...................     15,227,270     4,667,150     7,044,692     947,368
                                                    ------------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     14,928,168     4,697,908     7,197,269     971,017
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....      4,697,908             -       971,017           -
                                                    ------------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 19,626,076     4,697,908     8,168,286     971,017
                                                    ============    ==========    ==========    ========
                                                              NSATMyMkt                    NSATMSecBd
                                                    ---------------------------    -----------------------
                                                         1999           1998           1999          1998
                                                    ------------    -----------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      3,376,535        506,347        405,079      20,456
  Mortality and expense charges (note 3)  .......       (139,891)        (1,751)        (8,904)        (64)
                                                    ------------    -----------    -----------    --------
    Net investment income .......................      3,236,644        504,596        396,175      20,392
                                                    ------------    -----------    -----------    --------


  Proceeds from mutual fund shares sold .........    104,229,444     44,230,768        824,473     678,560
  Cost of mutual fund shares sold ...............   (104,229,444)   (44,230,768)      (850,875)   (682,489)
                                                    ------------    -----------    -----------    --------
    Realized gain (loss) on investments .........              -              -        (26,402)     (3,929)
  Change in unrealized gain (loss) on investments              -              -       (125,056)        781
                                                    ------------    -----------    -----------    --------
    Net gain (loss) on investments ..............              -              -       (151,458)     (3,148)
                                                    ------------    -----------    -----------    --------
  Reinvested capital gains ......................              -              -              -         691
                                                    ------------    -----------    -----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      3,236,644        504,596        244,717      17,935
                                                    ------------    -----------    -----------    --------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    352,373,390     88,272,542      3,583,938     238,773
  Transfers between funds .......................   (230,478,324)   (60,507,727)     8,648,087     687,922
  Surrenders ....................................       (235,503)      (201,196)        (4,080)          -
  Death benefits ................................        (27,182)             -             21           -
  Policy loans (net of repayments) (note 5) .....     (2,684,887)    (1,000,116)        (7,035)       (427)
  Deductions for surrender charges (note 2d) ....        (30,161)        (2,354)          (523)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (7,099,744)    (1,866,745)      (202,496)    (20,588)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (155,882)       (58,762)        (5,111)       (994)
    MSP contracts ...............................        (18,983)          (210)          (340)         (4)
    SL contracts ................................        (43,454)        (4,947)        (6,384)        (84)
                                                    ------------    -----------    -----------    --------
      Net equity transactions ...................    111,599,270     24,630,485     12,006,077     904,598
                                                    ------------    -----------    -----------    --------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    114,835,914     25,135,081     12,250,794     922,533
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     25,135,081              -        922,533           -
                                                    ------------    -----------    -----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    139,970,995     25,135,081     13,173,327     922,533
                                                    ============    ===========    ===========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
----------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
----------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                          NSATMidCap               NSATSmCapGr
                                                    ---------------------    ----------------------
                                                       1999        1998         1999          1998
                                                    ---------    --------    -----------    -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   1,219         782              -          -
  Mortality and expense charges (note 3)  .......          (9)        (21)           (31)         -
                                                    ---------    --------    -----------    -------
    Net investment income .......................       1,210         761            (31)         -
                                                    ---------    --------    -----------    -------

  Proceeds from mutual fund shares sold .........     104,264      48,915     11,249,953          -
  Cost of mutual fund shares sold ...............     (89,446)    (51,817)   (11,295,118)         -
                                                    ---------    --------    -----------    -------
    Realized gain (loss) on investments .........      14,818      (2,902)       (45,165)         -
  Change in unrealized gain (loss) on investments      51,305      29,815      1,020,705          -
                                                    ---------    --------    -----------    -------
    Net gain (loss) on investments ..............      66,123      26,913        975,540          -
                                                    ---------    --------    -----------    -------
  Reinvested capital gains ......................      47,431           -        101,886          -
                                                    ---------    --------    -----------    -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     114,764      27,674      1,077,395          -
                                                    ---------    --------    -----------    -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      29,706      38,598      1,120,048          -
  Transfers between funds .......................     418,208     239,349        516,673          -
  Surrenders ....................................        (445)          -              -          -
  Death benefits ................................           -           -              -          -
  Policy loans (net of repayments) (note 5) .....      (3,245)          -              -          -
  Deductions for surrender charges (note 2d) ....         (57)          -              -          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (35,179)     (6,590)        (3,049)         -
  Asset charges (note 3):
    FPVUL & VEL contracts .......................      (2,054)       (289)          (190)         -
    MSP contracts ...............................         (35)         (1)           (16)         -
    SL contracts ................................         (34)        (24)           (68)         -
                                                    ---------    --------    -----------    -------
      Net equity transactions ...................     406,865     271,043      1,633,398          -
                                                    ---------    --------    -----------    -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     521,629     298,717      2,710,793          -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     298,717           -              -          -
                                                    ---------    --------    -----------    -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 820,346     298,717      2,710,793          -
                                                    =========    ========    ===========    =======


                                                            NSATSmCapV                   NSATSmCo
                                                    ------------------------    -------------------------
                                                       1999          1998          1999          1998
                                                    ----------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            -             -              -             -
  Mortality and expense charges (note 3)  .......         (609)          (72)        (4,091)         (112)
                                                    ----------    ----------    -----------    ----------
    Net investment income .......................         (609)          (72)        (4,091)         (112)
                                                    ----------    ----------    -----------    ----------


  Proceeds from mutual fund shares sold .........    1,400,366       119,432      1,854,552       303,745
  Cost of mutual fund shares sold ...............   (1,184,849)     (127,976)    (1,415,009)     (310,124)
                                                    ----------    ----------    -----------    ----------
    Realized gain (loss) on investments .........      215,517        (8,544)       439,543        (6,379)
  Change in unrealized gain (loss) on investments     (194,598)      118,603      2,711,547       132,974
                                                    ----------    ----------    -----------    ----------
    Net gain (loss) on investments ..............       20,919       110,059      3,151,090       126,595
                                                    ----------    ----------    -----------    ----------
  Reinvested capital gains ......................      651,318             -        500,536             -
                                                    ----------    ----------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      671,628       109,987      3,647,535       126,483
                                                    ----------    ----------    -----------    ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      837,148       186,610      2,908,526       360,233
  Transfers between funds .......................    2,112,202       774,453      5,337,212     1,192,844
  Surrenders ....................................       (7,439)            -         (6,177)          (43)
  Death benefits ................................          222             -         (1,172)            -
  Policy loans (net of repayments) (note 5) .....      (13,801)       (2,782)       (23,244)       (2,442)
  Deductions for surrender charges (note 2d) ....         (953)            -           (791)           (1)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)     (244,824)      (34,791)      (349,442)      (64,333)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................      (10,039)       (1,048)       (13,385)       (2,107)
    MSP contracts ...............................         (356)           (4)          (382)           (8)
    SL contracts ................................         (386)          (88)          (788)         (177)
                                                    ----------    ----------    -----------    ----------
      Net equity transactions ...................    2,671,774       922,350      7,850,357     1,483,966
                                                    ----------    ----------    -----------    ----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    3,343,402     1,032,337     11,497,892     1,610,449
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    1,032,337             -      1,610,449             -
                                                    ----------    ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    4,375,739     1,032,337     13,108,341     1,610,449
                                                    ==========    ==========    ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                            NSATStrGro                NSATStrVal
                                                    ------------------------    --------------------
                                                         1999         1998       1999         1998
                                                    ------------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     $        -           -       5,676       1,052
  Mortality and expense charges (note 3)  .......         (2,128)        (30)       (137)        (24)
                                                    ------------    --------    --------    --------
    Net investment income .......................         (2,128)        (30)      5,539       1,028
                                                    ------------    --------    --------    --------

  Proceeds from mutual fund shares sold .........      2,132,323     150,535     173,459      81,326
  Cost of mutual fund shares sold ...............     (1,804,973)   (150,564)   (155,571)    (89,165)
                                                    ------------    --------    --------    --------
    Realized gain (loss) on investments .........        327,350         (29)     17,888      (7,839)
  Change in unrealized gain (loss) on investments      1,323,586      48,847     (70,115)     43,881
                                                    ------------    --------    --------    --------
    Net gain (loss) on investments ..............      1,650,936      48,818     (52,227)     36,042
                                                    ------------    --------    --------    --------
  Reinvested capital gains ......................        515,885           -      22,264           -
                                                    ------------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      2,164,693      48,788     (24,424)     37,070
                                                    ------------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      2,422,960     106,807     113,739      26,097
  Transfers between funds .......................      6,109,550     294,315     555,257     290,790
  Surrenders ....................................         (8,289)          -        (534)          -
  Death benefits ................................         (1,613)          -           -           -
  Policy loans (net of repayments) (note 5) .....        (24,425)       (514)     (6,758)        368
  Deductions for surrender charges (note 2d) ....         (1,062)          -         (68)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (166,998)    (20,594)    (38,618)     (7,966)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................         (5,799)       (658)     (2,342)       (354)
    MSP contracts ...............................            (79)         (2)        (47)         (1)
    SL contracts ................................           (147)        (55)        (54)        (30)
                                                    ------------    --------    --------    --------
      Net equity transactions ...................      8,324,098     379,299     620,575     308,904
                                                    ------------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     10,488,791     428,087     596,151     345,974
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        428,087           -     345,974           -
                                                    ------------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 10,916,878     428,087     942,125     345,974
                                                    ============    ========    ========    ========

                                                           NSATTotRe                   NBAMTGuard
                                                    -------------------------    ------------------------
                                                       1999          1998          1999           1998
                                                    -----------    ----------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................        96,396        27,487         3,977             -
  Mortality and expense charges (note 3)  .......          (606)         (578)         (679)          (83)
                                                    -----------    ----------    ----------    ----------
    Net investment income .......................        95,790        26,909         3,298           (83)
                                                    -----------    ----------    ----------    ----------


  Proceeds from mutual fund shares sold .........       806,876     1,201,208       807,995       117,578
  Cost of mutual fund shares sold ...............      (784,668)   (1,222,228)     (670,629)     (123,077)
                                                    -----------    ----------    ----------    ----------
    Realized gain (loss) on investments .........        22,208       (21,020)      137,366        (5,499)
  Change in unrealized gain (loss) on investments       (33,899)      283,836        77,047        82,886
                                                    -----------    ----------    ----------    ----------
    Net gain (loss) on investments ..............       (11,691)      262,816       214,413        77,387
                                                    -----------    ----------    ----------    ----------
  Reinvested capital gains ......................       809,302       321,440             -             -
                                                    -----------    ----------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       893,401       611,165       217,711        77,304
                                                    -----------    ----------    ----------    ----------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     7,871,786     2,620,309       436,993       246,176
  Transfers between funds .......................     9,589,090     5,463,668     1,360,544       891,240
  Surrenders ....................................      (153,144)          (81)      (62,331)           (2)
  Death benefits ................................       (25,003)            -             -             -
  Policy loans (net of repayments) (note 5) .....      (318,100)       (4,594)       (3,869)         (318)
  Deductions for surrender charges (note 2d) ....       (19,613)           (1)       (7,983)            -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (2,208,818)     (385,652)     (169,963)      (17,719)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (73,719)      (10,105)       (8,142)         (742)
    MSP contracts ...............................        (3,448)          (36)         (127)           (3)
    SL contracts ................................        (2,037)         (851)         (100)          (62)
                                                    -----------    ----------    ----------    ----------
      Net equity transactions ...................    14,656,994     7,682,657     1,545,022     1,118,570
                                                    -----------    ----------    ----------    ----------


NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    15,550,395     8,293,822     1,762,733     1,195,874
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     8,293,822             -     1,195,874             -
                                                    -----------    ----------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    23,844,217     8,293,822     2,958,607     1,195,874
                                                    ===========    ==========    ==========    ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             NBAMTMCGr                  NBAMTPart
                                                    ------------------------    ------------------------
                                                        1999          1998         1999          1998
                                                    ------------    --------    ----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $          -           -        56,853           114
  Mortality and expense charges (note 3)  .......         (7,463)        (52)       (2,109)         (290)
                                                    ------------    --------    ----------    ----------
    Net investment income .......................         (7,463)        (52)       54,744          (176)
                                                    ------------    --------    ----------    ----------

  Proceeds from mutual fund shares sold .........      7,840,757     140,913       787,143       862,257
  Cost of mutual fund shares sold ...............     (6,652,007)   (137,009)     (785,895)     (875,740)
                                                    ------------    --------    ----------    ----------
    Realized gain (loss) on investments .........      1,188,750       3,904         1,248       (13,483)
  Change in unrealized gain (loss) on investments      3,039,884     176,285       196,040       255,133
                                                    ------------    --------    ----------    ----------
    Net gain (loss) on investments ..............      4,228,634     180,189       197,288       241,650
                                                    ------------    --------    ----------    ----------
  Reinvested capital gains ......................         37,807           -        98,874         3,599
                                                    ------------    --------    ----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      4,258,978     180,137       350,906       245,073
                                                    ------------    --------    ----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      9,784,832      57,715     2,049,277       831,946
  Transfers between funds .......................     (2,147,643)    560,630     1,699,822     3,231,525
  Surrenders ....................................        (16,427)        (20)      (78,561)          (16)
  Death benefits ................................         (4,321)          -        (2,713)            -
  Policy loans (net of repayments) (note 5) .....        (67,280)       (140)     (216,206)         (174)
  Deductions for surrender charges (note 2d) ....         (2,104)          -       (10,061)            -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (350,946)    (55,646)     (464,515)     (144,625)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (11,378)     (1,407)      (22,616)       (4,977)
    MSP contracts ...............................           (459)         (5)         (622)          (18)
    SL contracts ................................           (716)       (118)       (1,766)         (419)
                                                    ------------    --------    ----------    ----------
      Net equity transactions ...................      7,183,558     561,009     2,952,039     3,913,242
                                                    ------------    --------    ----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     11,442,536     741,146     3,302,945     4,158,315
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        741,146           -     4,158,315             -
                                                    ------------    --------    ----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 12,183,682     741,146     7,461,260     4,158,315
                                                    ============    ========    ==========    ==========


                                                              OppAggGro                    OppGro
                                                    -------------------------    ------------------------
                                                        1999          1998          1999           1998
                                                    -----------    ----------    -----------    ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             -            26         10,044             8
  Mortality and expense charges (note 3)  .......        (2,942)          (80)        (4,168)         (142)
                                                    -----------    ----------    -----------    ----------
    Net investment income .......................        (2,942)          (54)         5,876          (134)
                                                    -----------    ----------    -----------    ----------


  Proceeds from mutual fund shares sold .........     1,971,772       120,154        993,762       412,555
  Cost of mutual fund shares sold ...............    (1,353,384)     (118,908)      (802,267)     (391,820)
                                                    -----------    ----------    -----------    ----------
    Realized gain (loss) on investments .........       618,388         1,246        191,495        20,735
  Change in unrealized gain (loss) on investments     2,906,737       155,404      2,561,317       255,097
                                                    -----------    ----------    -----------    ----------
    Net gain (loss) on investments ..............     3,525,125       156,650      2,752,812       275,832
                                                    -----------    ----------    -----------    ----------
  Reinvested capital gains ......................             -           270        110,334           101
                                                    -----------    ----------    -----------    ----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     3,522,183       156,866      2,869,022       275,799
                                                    -----------    ----------    -----------    ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     2,894,019       298,181      2,754,479       522,163
  Transfers between funds .......................     4,290,831       753,401      7,064,837     1,352,464
  Surrenders ....................................       (25,306)         (318)      (254,161)         (369)
  Death benefits ................................           295             -           (300)            -
  Policy loans (net of repayments) (note 5) .....       (37,694)       (2,146)       (72,268)      (10,091)
  Deductions for surrender charges (note 2d) ....        (3,241)           (4)       (32,551)           (4)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (416,901)      (60,958)      (655,772)      (91,465)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (13,629)       (1,372)       (23,800)       (2,763)
    MSP contracts ...............................          (182)           (5)          (983)          (10)
    SL contracts ................................          (488)         (115)          (390)         (233)
                                                    -----------    ----------    -----------    ----------
      Net equity transactions ...................     6,687,704       986,664      8,779,091     1,769,692
                                                    -----------    ----------    -----------    ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    10,209,887     1,143,530     11,648,113     2,045,491
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,143,530             -      2,045,491             -
                                                    -----------    ----------    -----------    ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    11,353,417     1,143,530     13,693,604     2,045,491
                                                    ===========    ==========    ===========    ==========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             OppGrinc                   VEWrldEMkt
                                                    -------------------------    ----------------------
                                                        1999          1998          1999          1998
                                                    -----------    ----------    ----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    10,187            29             -           -
  Mortality and expense charges (note 3) ........        (2,014)         (113)         (139)        (20)
                                                    -----------    ----------    ----------    --------
    Net investment income .......................         8,173           (84)         (139)        (20)
                                                    -----------    ----------    ----------    --------

  Proceeds from mutual fund shares sold .........       570,677       698,919     1,092,848      70,482
  Cost of mutual fund shares sold ...............      (582,947)     (718,580)     (857,511)    (84,625)
                                                    -----------    ----------    ----------    --------
    Realized gain (loss) on investments .........       (12,270)      (19,661)      235,337     (14,143)
  Change in unrealized gain (loss) on investments       713,752        80,325       663,413      18,347
                                                    -----------    ----------    ----------    --------
    Net gain (loss) on investments ..............       701,482        60,664       898,750       4,204
                                                    -----------    ----------    ----------    --------
  Reinvested capital gains ......................        17,163           645             -           -
                                                    -----------    ----------    ----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       726,818        61,225       898,611       4,184
                                                    -----------    ----------    ----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,687,758       284,513       322,588      90,144
  Transfers between funds .......................     3,276,499     1,343,627     1,279,757     207,921
  Surrenders ....................................       (24,107)         (418)       (1,334)          -
  Death benefits ................................        (9,603)            -        (1,149)          -
  Policy loans (net of repayments) (note 5) .....       (23,549)      (16,228)       (5,485)        410
  Deductions for surrender charges (note 2d) ....        (3,088)           (5)         (171)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)      (314,964)      (43,383)      (90,731)    (13,062)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................       (12,409)       (1,608)       (4,040)       (370)
    MSP contracts ...............................          (626)           (6)         (151)         (1)
    SL contracts ................................          (620)         (135)         (184)        (31)
                                                    -----------    ----------    ----------    --------
      Net equity transactions ...................     4,575,291     1,566,357     1,499,100     285,011
                                                    -----------    ----------    ----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........     5,302,109     1,627,582     2,397,711     289,195
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....     1,627,582             -       289,195           -
                                                    -----------    ----------    ----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 6,929,691     1,627,582     2,686,906     289,195
                                                    ===========    ==========    ==========    ========

                                                           VEWrldHAs                VKMSRESec
                                                    --------------------    -----------------------
                                                      1999        1998         1999          1998
                                                    --------    --------    -----------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................      2,469           -         54,408          34
  Mortality and expense charges (note 3) ........       (295)        (11)        (1,163)        (50)
                                                    --------    --------    -----------    --------
    Net investment income .......................      2,174         (11)        53,245         (16)
                                                    --------    --------    -----------    --------

  Proceeds from mutual fund shares sold .........    718,765      46,572     10,399,298     357,742
  Cost of mutual fund shares sold ...............   (692,370)    (49,623)   (10,439,502)   (388,797)
                                                    --------    --------    -----------    --------
    Realized gain (loss) on investments .........     26,395      (3,051)       (40,204)    (31,055)
  Change in unrealized gain (loss) on investments     22,444      (2,102)      (130,048)     27,306
                                                    --------    --------    -----------    --------
    Net gain (loss) on investments ..............     48,839      (5,153)      (170,252)     (3,749)
                                                    --------    --------    -----------    --------
  Reinvested capital gains ......................          -           -              -         339
                                                    --------    --------    -----------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     51,013      (5,164)      (117,007)     (3,426)
                                                    --------    --------    -----------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................    201,802      23,363        754,790     233,023
  Transfers between funds .......................     69,474     144,721        440,087     517,845
  Surrenders ....................................       (679)          -         (8,017)          -
  Death benefits ................................          -           -         (1,020)          -
  Policy loans (net of repayments) (note 5) .....        216         235         (8,547)       (834)
  Deductions for surrender charges (note 2d) ....        (87)          -         (1,027)          -
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)    (29,846)     (8,707)      (188,335)    (28,277)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................     (1,079)       (186)        (4,322)     (1,116)
    MSP contracts ...............................         (2)         (1)          (107)         (4)
    SL contracts ................................       (159)        (16)          (227)        (94)
                                                    --------    --------    -----------    --------
      Net equity transactions ...................    239,640     159,409        983,275     720,543
                                                    --------    --------    -----------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........    290,653     154,245        866,268     717,117
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....    154,245           -        717,117           -
                                                    --------    --------    -----------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........    444,898     154,245      1,583,385     717,117
                                                    ========    ========    ===========    ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED
---------------------------------------
STATEMENTS OF OPERATIONS, CONTINUED
---------------------------------------
YEARS ENDED DECEMBER 31, 1999 AND FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1998

                                                             WPGrInc                   WPIntEq                WPPVenCap
                                                    -----------------------    ----------------------    --------------------
                                                        1999         1998         1999         1998        1999        1998
                                                    -----------    --------    ----------    --------    --------    --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    10,150       4,521        19,282       2,873           -           -
  Mortality and expense charges (note 3) ........        (1,209)        (50)          (81)        (42)       (154)        (13)
                                                    -----------    --------    ----------    --------    --------    --------
    Net investment income .......................         8,941       4,471        19,201       2,831        (154)        (13)
                                                    -----------    --------    ----------    --------    --------    --------

  Proceeds from mutual fund shares sold .........       372,724     345,457       785,974     277,515     364,939      87,326
  Cost of mutual fund shares sold ...............      (375,164)   (337,050)     (670,363)   (301,573)   (278,265)    (89,432)
                                                    -----------    --------    ----------    --------    --------    --------
    Realized gain (loss) on investments .........        (2,440)      8,407       115,611     (24,058)     86,674      (2,106)
  Change in unrealized gain (loss) on investments        (2,238)      5,870       581,395      30,323     208,276      29,961
                                                    -----------    --------    ----------    --------    --------    --------
    Net gain (loss) on investments ..............        (4,678)     14,277       697,006       6,265     294,950      27,855
                                                    -----------    --------    ----------    --------    --------    --------
  Reinvested capital gains ......................        18,278           -             -           -           -           -
                                                    -----------    --------    ----------    --------    --------    --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        22,541      18,748       716,207       9,096     294,796      27,842
                                                    -----------    --------    ----------    --------    --------    --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................       486,214      76,711       386,407     114,374     170,257      48,012
  Transfers between funds .......................          (106)    655,643       716,698     495,343     306,681     118,060
  Surrenders ....................................        (2,612)          -        (6,378)          -      (1,792)       (163)
  Death benefits ................................             -           -             -           -           -           -
  Policy loans (net of repayments) (note 5) .....        (3,476)    (17,477)       (4,356)       (891)     (2,901)        404
  Deductions for surrender charges (note 2d) ....          (334)          -          (817)          -        (229)         (2)
  Redemptions to pay cost of insurance charges
     and administration charges (notes 2b and 2c)       (53,820)    (13,090)     (114,080)    (19,101)    (61,093)     (7,797)
  Asset charges (note 3):
    FPVUL & VEL contracts .......................        (2,591)       (558)       (5,328)       (733)     (1,843)       (237)
    MSP contracts ...............................           (46)         (2)         (367)         (3)        (24)         (1)
    SL contracts ................................           (57)        (47)         (328)        (62)        (63)        (20)
                                                    -----------    --------    ----------    --------    --------    --------
      Net equity transactions ...................       423,172     701,180       971,451     588,927     408,993     158,256
                                                    -----------    --------    ----------    --------    --------    --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...........       445,713     719,928     1,687,658     598,023     703,789     186,098
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....       719,928           -       598,023           -     186,098           -
                                                    -----------    --------    ----------    --------    --------    --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...........   $ 1,165,641     719,928     2,285,681     598,023     889,887     186,098
                                                    ===========    ========    ==========    ========    ========    ========


See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                DECEMBER 31, 1999

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

         The Company offers Flexible Premium, Modified Single Premium and Survivorship Life Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equity Portfolio (DryEuroEq)

              Federated Insurance Series - Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund
                (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service
                Class (FidVIPEI)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOv)

              Portfolio of the Fidelity Variable Insurance Products Fund II
                (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class
                (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
                (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)




                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global Equity Fund (NSATGlobEq)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapGr) Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
                Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Growth & Income Fund (OppGrInc)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1998 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

(3)  ASSET CHARGES

     For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

     For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

     For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly by liquidating units.

     For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth Policy Years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

     Nationwide may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to Nationwide. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by Nationwide.

(4)  DEATH BENEFITS

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999:

                                                                                                                 ANNUAL
     Contract owners' equity represented by:                 UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------

     The BEST of AMERICA(R)
       America's FUTURE Life Series(SM):
         American Century VP - American
            Century VP Income & Growth ...............       463,779             $ 14.972547   $ 6,943,953          18%
         American Century VP - American
            Century VP International .................       625,339               19.481449    12,182,510          64%
         American Century VP - American
            Century VP Value .........................       169,333               10.392110     1,759,727          (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ........................       480,241               16.829763     8,082,342          30%
         Dreyfus Stock Index Fund ....................     3,757,311               15.462782    58,098,481          21%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...........       505,299               14.513370     7,333,591          11%
         Dreyfus VIF - European Equity Portfolio .....        10,415               12.930654       134,673          29%(a)
         Federated Insurance Series -
            Quality Bond Fund II .....................         3,972                9.869090        39,200          (1)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ............................     1,196,502               11.851816    14,180,722           6%
         Fidelity VIP - Growth Portfolio -
            Service Class ............................     1,564,447               19.134456    29,934,842          37%
         Fidelity VIP - High Income Portfolio -
            Service Class ............................       664,736               10.329299     6,866,257           8%
         Fidelity VIP - Overseas Portfolio -
            Service Class ............................       392,522               16.046561     6,298,628          42%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ............................     1,324,909               16.131283    21,372,482          24%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ................       673,044               12.971233     8,730,211           4%
         Morgan Stanley -
            Emerging Markets Debt Portfolio ..........        62,633                9.266040       580,360          29%
         Nationwide SAT - Balanced Fund ..............       224,583               10.900657     2,448,102           1%
         Nationwide SAT -
            Capital Appreciation Fund ................     1,343,877               13.552350    18,212,691           4%
         Nationwide SAT - Equity Income Fund .........        66,677               13.642236       909,623          18%
         Nationwide SAT - Global Equity Fund .........       595,841               14.645021     8,726,104          23%
         Nationwide SAT - Government Bond Fund .......       509,816               10.635188     5,421,989          (2)%
         Nationwide SAT - High Income Bond Fund ......       130,767               10.917180     1,427,607           3%
         Nationwide SAT - Money Market Fund ..........     4,602,015               11.037591    50,795,159           5%
         Nationwide SAT - Multi Sector Bond Fund .....       590,762               10.419701     6,155,563           2%
         Nationwide SAT -
            Select Advisers Mid Cap Fund .............        61,224               13.399089       820,346          21%
         Nationwide SAT - Small Cap Growth Fund ......        32,108               20.501257       658,254         105%(a)
         Nationwide SAT - Small Cap Growth Fund
            Initial Funding by Depositor (note 1a) ...       100,000               20.501257     2,050,126         105%(a)
         Nationwide SAT - Small Cap Value Fund .......       345,575               12.391945     4,282,346          28%
         Nationwide SAT - Small Company Fund .........       393,286               14.547287     5,721,244          44%

                                                                     (continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4


                                                                                                                 ANNUAL
                                                             UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------

         Nationwide SAT - Strategic Growth Fund ......       211,257               21.171385     4,472,603          85%
         Nationwide SAT - Strategic Value Fund .......        96,106                9.730781       935,186          (3)%
         Nationwide SAT - Total Return Fund ..........     1,852,310               12.627200    23,389,489           7%
         Neuberger & Berman AMT -
            Guardian Portfolio .......................       177,738               15.132896     2,689,691          15%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .................       280,847               21.434231     6,019,739          54%
         Neuberger & Berman AMT -
            Partners Portfolio .......................       582,704               11.188893     6,519,813           7%
         Oppenheimer VAF -
            Aggressive Growth Fund ...................       431,151               20.629873     8,894,590          84%
         Oppenheimer VAF - Growth Fund ...............       618,285               17.565274    10,860,345          42%
         Oppenheimer VAF -
            Growth & Income Fund .....................       460,733               12.743006     5,871,123          22%
         Van Eck WIT -
            Worldwide Emerging Markets Fund ..........       194,066               13.192491     2,560,214         100%
         Van Eck WIT -
            Worldwide Hard Assets Fund ...............        53,013                8.353043       442,820          21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .........       146,473                8.539870     1,250,860          (3)%
         Warburg Pincus Trust -
            Growth & Income Portfolio ................        60,100               11.912913       715,966           6%
         Warburg Pincus Trust -
            International Equity Portfolio ...........       138,513               16.163464     2,238,850          53%
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...........        46,879               17.414110       816,356          63%

      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM:)
         American Century VP -
            Income & Growth ..........................       355,846               12.803106     4,555,934          18%
         American Century VP - American
            Century VP International .................       204,837               15.960157     3,269,231          63%
         American Century VP - American
            Century VP Value .........................        23,107                9.257533       213,914          (1)%
         The Dreyfus Socially Responsible
            Growth Fund, Inc. ........................        28,931               14.439525       417,750          30%
         Dreyfus Stock Index Fund ....................     3,707,136               13.249543    49,117,858          20%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...........       843,808               12.239522    10,327,807          11%
         Federated Insurance Series -
            Quality Bond Fund II .....................            18                9.842943           177          (2)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ............................       118,952               10.484615     1,247,166           6%
         Fidelity VIP - Growth Portfolio -
            Service Class ............................       758,262               16.475102    12,492,444          37%
         Fidelity VIP - High Income Portfolio -
            Service Class ............................       230,895                9.691447     2,237,707           8%


                                                                                                                 ANNUAL
                                                             UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------

         Fidelity VIP - Overseas Portfolio -
            Service Class ............................       504,007               13.491426     6,799,773          42%
         Fidelity VIP-II - Contrafund Portfolio -
            Service Class ............................       230,228               14.020034     3,227,804          24%
         Fidelity VIP-III - Growth Opportunities
            Portfolio - Service Class ................       125,424               11.671298     1,463,861           4%
         Morgan Stanley Emerging Markets
            Debt Portfolio ...........................        12,553                8.717559       109,432          29%
         Nationwide SAT - Balanced Fund ..............        43,881               10.056111       441,272           0%
         Nationwide SAT -
            Capital Appreciation Fund ................        65,598               11.623180       762,457           4%
         Nationwide SAT - Equity Income Fund .........           965               12.487973        12,051          18%
         Nationwide SAT - Global Equity Fund .........       468,148               12.702408     5,946,607          22%
         Nationwide SAT - Government Bond Fund .......     1,312,872               10.372218    13,617,395          (3)%
         Nationwide SAT - High Income Bond Fund ......        80,137               10.328712       827,712           3%
         Nationwide SAT - Money Market Fund ..........     3,786,796               10.776865    40,809,789           4%
         Nationwide SAT - Multi Sector Bond Fund .....       460,632               10.106222     4,655,249           1%
         Nationwide SAT -
            Small Cap Growth Fund ....................           118               20.447188         2,413         104%(a)
         Nationwide SAT -
            Small Capital Value Fund .................         8,548               10.925665        93,393          27%
         Nationwide SAT - Small Company Fund .........        72,698               12.991606       944,464          43%
         Nationwide SAT - Strategic Growth Fund ......       128,669               19.361969     2,491,285          84%
         Nationwide SAT - Strategic Value Fund .......           791                8.772237         6,939          (3)%
         Nationwide SAT - Total Return Fund ..........        42,084               10.805244       454,728           7%
         Neuberger & Berman AMT -
            Guardian Portfolio .......................        25,154               10.690765       268,916          14%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .................       315,266               17.314889     5,458,796          53%
         Neuberger & Berman AMT -
            Partners Portfolio .......................        94,285                9.985118       941,447           7%
         Oppenheimer VAF -
            Aggressive Growth Fund ...................       138,018               17.712996     2,444,712          83%
         Oppenheimer VAF - Growth Fund ...............       188,390               15.039330     2,833,259          41%
         Oppenheimer VAF -
            Growth & Income Fund .....................        97,691               10.835877     1,058,568          21%
         Van Eck Worldwide Emerging
            Markets Fund .............................        10,044               12.613718       126,692          99%
         Van Eck WIT Worldwide Hard
            Assets Fund ..............................           252                8.246159         2,078          21%
         Van Kampen LIT - Morgan Stanley
            Real Estate Securities Portfolio .........        38,697                8.593033       332,525          (4)%
         Warburg Pincus Trust -
            Growth & Income Portfolio ................        42,745               10.519954       449,675           6%
         Warburg Pincus Trust International
            Equity Portfolio .........................         3,445               13.593893        46,831          53%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                                                                                                                 ANNUAL
                                                             UNITS                UNIT VALUE                    RETURN(b)
                                                           ---------             -----------                    ---------
         Warburg Pincus Trust -
            Post Venture Capital Portfolio ...........         4,981               14.762349        73,531          63%

      The BEST of AMERICA(R)
      Corporate Variable Universal Life Series(SM):
      Reduced Fee Tier:
         American Century VP - American
            Century VP Income & Growth ...............        55,124               11.518727       634,958          15%
         American Century VP - American
            Century VP International .................           218               15.993145         3,487          60%
         American Century VP - American
            Century VP Value .........................           946               10.286399         9,731           3%
         Dreyfus Stock Index Fund ....................     1,242,820               11.428481    14,203,545          14%
         Dreyfus VIF -
            Capital Appreciation Portfolio ...........       117,874               10.726699     1,264,399           7%
         Federated Insurance Series -
            Quality Bond Fund II .....................     1,129,926                9.862542    11,143,943          (1)%(a)
         Fidelity VIP - Equity-Income Portfolio -
            Service Class ............................        59,030               10.389282       613,279           4%
         Fidelity VIP - Overseas Portfolio -
            Service Class ............................           490               13.776193         6,750          38%
         Nationwide SAT - Balanced Fund ..............        59,518                9.980828       594,039           0%
         Nationwide SAT -
            Capital Appreciation Fund ................       234,561               10.320007     2,420,671           3%
         Nationwide SAT - Global Equity Fund .........        52,708               11.900760       627,265          19%
         Nationwide SAT - Government Bond Fund .......        59,316                9.890955       586,692          (1)%
         Nationwide SAT - High Income Bond Fund ......       594,118                9.952512     5,912,967           0%
         Nationwide SAT - Money Market Fund ..........     4,669,469               10.357933    48,366,047           4%
         Nationwide SAT - Multi Sector Bond Fund .....       232,330               10.168791     2,362,515           2%
         Nationwide SAT - Small Company Fund .........       434,818               14.816849     6,442,633          48%
         Nationwide SAT - Strategic Growth Fund ......       240,293               16.450708     3,952,990          65%
         Neuberger & Berman AMT -
            Mid-Cap Growth Portfolio .................        44,838               15.726546       705,147          57%
         Oppenheimer VAF -
            Aggressive Growth Fund ...................           850               16.605768        14,115          66%
                                                            ========               ========= -------------
                                                                                             $ 648,293,593
                                                                                             =============



(a) Non-annualized. The return was computed for the period 9/27/99, 5/03/99 and 5/03/99 (effective dates) through 12/31/99 for Dreyfus VIF - European Equities Fund, Federated Insurance Series - Federated Quality Bond Fund II, and Nationwide SAT - Small Cap Growth Fund, respectively.

(b) The annual return does not include contract charges satisfied by surrending units.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






Columbus, Ohio
January 28, 2000

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                  December 31,
                                                                         -----------------------------
                                     Assets                                1999                1998
                                     ------                              ---------           ---------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                            $15,294.0           $14,245.1
    Equity securities                                                         92.9               127.2
  Mortgage loans on real estate, net                                       5,786.3             5,328.4
  Real estate, net                                                           254.8               243.6
  Policy loans                                                               519.6               464.3
  Other long-term investments                                                 73.8                44.0
  Short-term investments                                                     416.0               289.1
                                                                         ---------           ---------
                                                                          22,437.4            20,741.7
                                                                         ---------           ---------

Cash                                                                           4.8                 3.4
Accrued investment income                                                    238.6               218.7
Deferred policy acquisition costs                                          2,554.1             2,022.2
Other assets                                                                 305.9               420.3
Assets held in separate accounts                                          67,135.1            50,935.8
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims                                        $21,861.6           $19,767.1
Other liabilities                                                            914.2               866.1
Liabilities related to separate accounts                                  67,135.1            50,935.8
                                                                         ---------           ---------
                                                                          89,910.9            71,569.0
                                                                         ---------           ---------

Commitments and contingencies (notes 8 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                  3.8                 3.8
  Additional paid-in capital                                                 766.1               914.7
  Retained earnings                                                        2,011.0             1,579.0
  Accumulated other comprehensive income                                     (15.9)              275.6
                                                                         ---------           ---------
                                                                           2,765.0             2,773.1
                                                                         ---------           ---------
                                                                         $92,675.9           $74,342.1
                                                                         =========           =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                            Years ended December 31,
                                                                ---------------------------------------------
                                                                  1999               1998              1997
                                                                --------           --------          --------

Revenues:
  Policy charges                                                $  895.5           $  698.9          $  545.2
  Life insurance premiums                                          220.8              200.0             205.4
  Net investment income                                          1,520.8            1,481.6           1,409.2
  Realized (losses) gains on investments                           (11.6)              28.4              11.1
  Other                                                             66.1               66.8              46.5
                                                                --------           --------          --------
                                                                 2,691.6            2,475.7           2,217.4
                                                                --------           --------          --------
Benefits and expenses:
  Interest credited to policyholder account balances             1,096.3            1,069.0           1,016.6
  Other benefits and claims                                        210.4              175.8             178.2
  Policyholder dividends on participating policies                  42.4               39.6              40.6
  Amortization of deferred policy acquisition costs                272.6              214.5             167.2
  Other operating expenses                                         463.4              419.7             384.9
                                                                --------           --------          --------
                                                                 2,085.1            1,918.6           1,787.5
                                                                --------           --------          --------

    Income before federal income tax expense                       606.5              557.1             429.9

Federal income tax expense                                         201.4              190.4             150.2
                                                                --------           --------          --------

    Net income                                                  $  405.1           $  366.7          $  279.7
                                                                ========           ========          ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998 and 1997
                                  (in millions)


                                                                                                  Accumulated
                                                                Additional                           other              Total
                                                  Common         paid-in           Retained       comprehensive      shareholder's
                                                  stock          capital           earnings          income             equity
                                                 --------        --------         ----------         --------         ----------
December 31, 1996                                  $  3.8        $  527.9           $1,432.6           $173.6           $2,137.9

Comprehensive income:
    Net income                                         --              --              279.7               --              279.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             73.5               73.5
                                                                                                                        --------
  Total comprehensive income                                                                                               353.2
                                                                                                                        --------
Capital contribution                                   --           836.8                 --               --              836.8
                                                                                                                        --------
Dividend to shareholder                                --          (450.0)            (400.0)              --             (850.0)
                                                   ------        --------           --------           ------           --------
December 31, 1997                                     3.8           914.7            1,312.3            247.1            2,477.9

Comprehensive income:
    Net income                                         --              --              366.7               --              366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                         --              --                 --             28.5               28.5
                                                                                                                        --------
  Total comprehensive income                                                                                               395.2
                                                                                                                        --------
Dividend to shareholder                                --              --             (100.0)              --             (100.0)
                                                   ------        --------           --------           ------           --------
December 31, 1998                                     3.8           914.7            1,579.0            275.6            2,773.1

Comprehensive income:
    Net income                                         --              --              405.1               --              405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                         --              --                 --           (315.0)            (315.0)
                                                                                                                        --------
  Total comprehensive income                                                                                                90.1
                                                                                                                        --------
Capital contribution                                   --            26.4               87.9             23.5              137.8
                                                                                                                        --------
Dividends to shareholder                               --          (175.0)             (61.0)              --             (236.0)
                                                   ------        --------           --------           ------           --------
December 31, 1999                                  $  3.8        $  766.1           $2,011.0           $(15.9)          $2,765.0
                                                   ======        ========           ========           ======           ========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                              Years ended December 31,
                                                                                       -------------------------------------
                                                                                         1999          1998          1997
                                                                                       ---------     ---------     ---------
Cash flows from operating activities:
  Net income                                                                          $    405.1     $   366.7     $   279.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                                 1,096.3       1,069.0       1,016.6
      Capitalization of deferred policy acquisition costs                                 (637.0)       (584.2)       (487.9)
      Amortization of deferred policy acquisition costs                                    272.6         214.5         167.2
      Amortization and depreciation                                                          2.4          (8.5)         (2.0)
      Realized (gains) losses on invested assets, net                                       11.6         (28.4)        (11.1)
      Increase in accrued investment income                                                 (7.9)         (8.2)         (0.3)
      Decrease (increase) in other assets                                                  122.9          16.4         (12.7)
      Decrease in policy liabilities                                                       (20.9)         (8.3)        (23.1)
      Increase (decrease) in other liabilities                                             149.7         (34.8)        230.6
      Other, net                                                                            (8.6)        (11.3)        (10.9)
                                                                                       ---------     ---------     ---------
        Net cash provided by operating activities                                        1,386.2         982.9       1,146.1
                                                                                       ---------     ---------     ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                                2,307.9       1,557.0         993.4
  Proceeds from sale of securities available-for-sale                                      513.1         610.5         574.5
  Proceeds from repayments of mortgage loans on real estate                                696.7         678.2         437.3
  Proceeds from sale of real estate                                                          5.7         103.8          34.8
  Proceeds from repayments of policy loans and sale of other invested assets                40.9          23.6          22.7
  Cost of securities available-for-sale acquired                                        (3,724.9)     (3,182.8)     (2,828.1)
  Cost of mortgage loans on real estate acquired                                          (971.4)       (829.1)       (752.2)
  Cost of real estate acquired                                                             (14.2)         (0.8)        (24.9)
  Short-term investments, net                                                              (27.5)         69.3        (354.8)
  Other, net                                                                              (110.9)        (88.4)        (62.5)
                                                                                       ---------     ---------     ---------
        Net cash used in investing activities                                           (1,284.6)     (1,058.7)     (1,959.8)
                                                                                       ---------     ---------     ---------

Cash flows from financing activities:
  Proceeds from capital contributions                                                         --            --         836.8
  Cash dividends paid                                                                     (188.5)       (100.0)           --
  Increase in investment product and universal life insurance
    product account balances                                                             3,799.4       2,682.1       2,488.5
  Decrease in investment product and universal life insurance
    product account balances                                                            (3,711.1)     (2,678.5)     (2,379.8)
                                                                                       ---------     ---------     ---------
        Net cash used in financing activities                                             (100.2)        (96.4)        945.5
                                                                                       ---------     ---------     ---------
Net increase (decrease) in cash                                                              1.4        (172.2)        131.8

Cash, beginning of year                                                                      3.4         175.6          43.8
                                                                                       ---------     ---------     ---------
Cash, end of year                                                                      $     4.8     $     3.4     $   175.6
                                                                                       =========     =========     =========


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1999, 1998 and 1997


(1)      Organization and Description of Business

         Nationwide Life Insurance Company (NLIC) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including variable annuities, fixed annuities and life insurance as well as investment management and administrative services. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions sales representatives, and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation. NLIC and its subsidiaries are collectively referred to as "the Company."


(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1999 or 1998.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (d)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $915.4 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.6%, 6.0% and 6.1% for the years ended December 31, 1999, 1998 and 1997, respectively.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  Participating Business

              Participating business represents approximately 29% in 1999 (40% in 1998 and 50% in 1997) of the Company's life insurance in force, 69% in 1999 (74% in 1998 and 77% in 1997) of the number of life insurance policies in force, and 13% in 1999 (14% in 1998 and 27% in 1997) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  Reinsurance Ceded

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  Recently Issued Accounting Pronouncements

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position (SOP) 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which has been adopted prospectively as of January 1, 1999, requires the capitalization of certain costs incurred in connection with developing or obtaining internal use software. Prior to the adoption of SOP 98-1, the Company expensed internal use software related costs as incurred. The effect of adopting the SOP was to increase net income for 1999 by $8.3 million.

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). FAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain investment and insurance contracts, are also addressed by the Statement. FAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. In July 1999 the FASB issued Statement No. 137 which delayed the effective date of FAS 133 to fiscal years beginning after June 15, 2000. The Company plans to adopt this Statement in first quarter 2001 and is currently evaluating the impact on results of operations and financial condition.

         (k)  Reclassification

              Certain items in the 1998 and 1997 consolidated financial statements have been reclassified to conform to the 1999 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1999 and 1998 were:

                                                                                     Gross        Gross
                                                                     Amortized    unrealized    unrealized      Estimated
             (in millions)                                             cost          gains        losses        fair value
                                                                     ---------       ------       -------        ---------
             December 31, 1999:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   428.4       $ 23.4       $  (2.4)       $   449.4
                 Obligations of states and political subdivisions          0.8           --            --              0.8
                 Debt securities issued by foreign governments           110.6          0.6          (0.8)           110.4
                 Corporate securities                                 11,414.7        118.9        (218.6)        11,315.0
                 Mortgage-backed securities                            3,422.8         25.8         (30.2)         3,418.4
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  15,377.3        168.7        (252.0)        15,294.0
               Equity securities                                          84.9         12.4          (4.4)            92.9
                                                                     ---------       ------       -------        ---------
                                                                     $15,462.2       $181.1       $(256.4)       $15,386.9
                                                                     =========       ======       =======        =========

             December 31, 1998:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies              $   255.9       $ 13.0       $    --        $   268.9
                 Obligations of states and political subdivisions          1.6           --            --              1.6
                 Debt securities issued by foreign governments           106.5          4.5            --            111.0
                 Corporate securities                                  9,899.6        423.2         (18.7)        10,304.1
                 Mortgage-backed securities                            3,457.7        104.2          (2.4)         3,559.5
                                                                     ---------       ------       -------        ---------
                     Total fixed maturity securities                  13,721.3        544.9         (21.1)        14,245.1
               Equity securities                                         110.4         18.3          (1.5)           127.2
                                                                     ---------       ------       -------        ---------
                                                                     $13,831.7       $563.2       $ (22.6)       $14,372.3
                                                                     =========       ======       =======        =========

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1999, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized        Estimated
             (in millions)                                                            cost          fair value
                                                                                    ---------        ---------
             Fixed maturity securities available for sale:
               Due in one year or less                                              $   847.0        $   847.0
               Due after one year through five years                                  5,240.5          5,205.7
               Due after five years through ten years                                 5,046.9          5,005.2
               Due after ten years                                                    4,242.9          4,236.1
                                                                                    ---------        ---------
                                                                                    $15,377.3        $15,294.0
                                                                                    =========        =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions)                                                           1999         1998
                                                                                    ------       -------
             Gross unrealized (losses) gains                                        $(75.3)      $ 540.6
             Adjustment to deferred policy acquisition costs                          50.9        (116.6)
             Deferred federal income tax                                               8.5        (148.4)
                                                                                    ------       -------
                                                                                    $(15.9)      $ 275.6
                                                                                    ======       =======

         An analysis of the change in gross unrealized (losses) gains on securities available-for-sale for the years ended December 31:

             (in millions)                                                   1999          1998          1997
                                                                            -------        -----        ------

             Securities available-for-sale:
               Fixed maturity securities                                    $(607.1)       $52.6        $137.5
               Equity securities                                               (8.8)         4.2          (2.7)
                                                                            -------        -----        ------
                                                                            $(615.9)       $56.8        $134.8
                                                                            =======        =====        ======

         Proceeds from the sale of securities available-for-sale during 1999, 1998 and 1997 were $513.1 million, $610.5 million and $574.5 million, respectively. During 1999, gross gains of $10.4 million ($9.0 million and $9.9 million in 1998 and 1997, respectively) and gross losses of $28.0 million ($7.6 million and $18.0 million in 1998 and 1997, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         The Company had $15.6 million of real estate investments at December 31, 1999 that were non-income producing the preceding twelve months. During 1998 the Company had investments of $42.4 million that were non-income producing, which consisted of $32.7 million of securities available-for-sale and $9.7 million of real estate.

         Real estate is presented at cost less accumulated depreciation of $24.8 million as of December 31, 1999 ($21.5 million as of December 31, 1998) and valuation allowances of $5.5 million as of December 31, 1999 ($5.4 million as of December 31, 1998).

         The recorded investment of mortgage loans on real estate considered to be impaired was $3.7 million as of both December 31, 1999 and 1998. No valuation allowance has been recorded for these loans as of December 31, 1999 or 1998. During 1999, the average recorded investment in impaired mortgage loans on real estate was approximately $3.7 million ($9.1 million in 1998) and there was no interest income recognized on those loans. Interest income recognized on impaired loans was $0.3 million in 1998 which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions)                                             1999     1998     1997
                                                                       -----    -----    -----

             Allowance, beginning of year                              $42.4    $42.5    $51.0
               Additions (reductions) charged to operations              0.7     (0.1)    (1.2)
               Direct write-downs charged against the allowance           --       --     (7.3)
               Allowance on acquired mortgage loans                      1.3       --       --
                                                                       -----    -----    -----
             Allowance, end of year                                    $44.4    $42.4    $42.5
                                                                       =====    =====    =====

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions)                                                  1999       1998       1997
                                                                          --------   --------   --------

             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $1,031.3   $  982.5   $  911.6
                 Equity securities                                             2.5        0.8        0.8
               Mortgage loans on real estate                                 460.4      458.9      457.7
               Real estate                                                    28.8       40.4       42.9
               Short-term investments                                         18.6       17.8       22.7
               Other                                                          26.5       30.7       21.0
                                                                          --------   --------   --------
                   Total investment income                                 1,568.1    1,531.1    1,456.7
             Less investment expenses                                         47.3       49.5       47.5
                                                                          --------   --------   --------
                   Net investment income                                  $1,520.8   $1,481.6   $1,409.2
                                                                          ========   ========   ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions)                                                 1999     1998    1997
                                                                          -------   -----   -----

             Securities available-for-sale:
               Fixed maturity securities                                  $(25.0)  $(0.7)  $ 3.6
               Equity securities                                             7.4     2.1     2.7
             Mortgage loans on real estate                                  (0.6)    3.9     1.6
             Real estate and other                                           6.6    23.1     3.2
                                                                          ------   -----   -----
                                                                          $(11.6)  $28.4   $11.1
                                                                          ======   =====   =====

         Fixed maturity securities with an amortized cost of $9.1 million as of December 31, 1999 and $6.5 million as of December 31, 1998 were on deposit with various regulatory agencies as required by law.

(4)      Derivative Financial Instruments

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. The changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

         The following table summarizes the notional amount of derivative financial instruments classified as hedges outstanding as of December 31, 1999. Prior to 1999 the Company's activities in derivatives were not significant.

                                                                               (in millions)
                                                                               -------------
            Interest rate swaps
               Pay fixed/receive variable rate swaps hedging investments          $362.7
               Pay variable/receive fixed rate swaps hedging investments          $ 28.5
               Other contracts hedging investments                                $ 19.1
               Pay variable/receive fixed rate swaps hedging liabilities          $577.2

            Foreign currency swaps
               Hedging foreign currency denominated investments                   $ 14.8
               Hedging foreign currency denominated liabilities                   $577.2

            Interest rate futures contracts                                       $781.6

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



(5)      Federal Income Tax

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1999 and 1998 are as follows:

             (in millions)                                                   1999            1998
                                                                             ----            ----
             Deferred tax assets:
               Fixed maturity securities                                    $  5.3          $   --
               Future policy benefits                                        149.5           207.7
               Liabilities in separate accounts                              373.6           319.9
               Mortgage loans on real estate and real estate                  18.5            17.5
               Other assets and other liabilities                             51.1            58.9
                                                                             -----          ------
                 Total gross deferred tax assets                             598.0           604.0
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                             -----          ------
                 Net deferred tax assets                                     591.0           597.0
                                                                             -----          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             724.4           568.7
               Fixed maturity securities                                        --           212.2
               Deferred tax on realized investment gains                      34.7            34.8
               Equity securities and other long-term investments              10.8             9.6
               Other                                                          26.5            21.6
                                                                            ------          ------
                 Total gross deferred tax liabilities                        796.4           846.9
                                                                            ------          ------
                 Net deferred tax liability                                 $205.4          $249.9
                                                                            ======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1999, 1998 and 1997.

         The Company's current federal income tax liability was $104.7 million and $72.8 million as of December 31, 1999 and 1998, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

           (in millions)                    1999      1998      1997
                                           ------    ------    ------

           Currently payable               $ 53.6    $186.1    $121.7
           Deferred tax expense             147.8       4.3      28.5
                                           ------    ------    ------
                                           $201.4    $190.4    $150.2
                                           ======    ======    ======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Total federal income tax expense for the years ended December 31, 1999, 1998 and 1997 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                             1999                     1998                     1997
                                                       ----------------         ----------------         ----------------
         (in millions)                                 Amount       %           Amount        %          Amount        %
                                                       ------      ----         ------      ----         ------      ----

         Computed (expected) tax expense               $212.3      35.0         $195.0      35.0         $150.5      35.0
         Tax exempt interest and dividends
           received deduction                            (7.3)     (1.2)          (4.9)     (0.9)            --        --
         Income tax credits                              (4.3)     (0.7)            --        --             --        --
         Other, net                                       0.7       0.1            0.3       0.1           (0.3)     (0.1)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $201.4      33.2         $190.4      34.2         $150.2      34.9
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $29.8 million, $173.4 million and $91.8 million during the years ended December 31, 1999, 1998 and 1997, respectively.

(6)      Comprehensive Income

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

             (in millions)                                                 1999       1998       1997
                                                                          -------    ------     ------
             Unrealized gains (losses) on securities available-for-sale arising during the period:
                Gross                                                     $(665.3)   $ 58.2     $141.1
                Adjustment to deferred policy acquisition costs             167.5     (12.9)     (21.8)
                Related federal income tax (expense) benefit                171.4     (15.9)     (41.7)
                                                                          -------    ------     ------
                   Net                                                     (326.4)     29.4       77.6
                                                                          -------    ------     ------

             Reclassification adjustment for net (gains) losses on
                securities available-for-sale realized during the
                period:
                Gross                                                        17.6      (1.4)      (6.3)
                Related federal income tax expense (benefit)                 (6.2)      0.5        2.2
                                                                          -------    ------     ------
                   Net                                                       11.4      (0.9)      (4.1)
                                                                          -------    ------     ------
             Total Other Comprehensive Income                             $(315.0)   $ 28.5     $ 73.5
                                                                          =======    ======     ======

(7)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



              Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 8.

              Futures contracts: The fair value for futures contracts is based on quoted market prices.

              Interest rate and foreign currency swaps: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                         1999                              1998
                                                                ------------------------         -------------------------
                                                                Carrying       Estimated         Carrying       Estimated
               (in millions)                                     amount        fair value         amount        fair value
                                                                ---------      ---------         ---------      ----------
               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $15,294.0      $15,294.0         $14,245.1       $14,245.1
                     Equity securities                               92.9           92.9             128.5           128.5
                   Mortgage loans on real estate, net             5,786.3        5,745.5           5,328.4         5,527.6
                   Policy loans                                     519.6          519.6             464.3           464.3
                   Short-term investments                           416.0          416.0             289.1           289.1
                 Cash                                                 4.8            4.8               3.4             3.4
                 Assets held in separate accounts                67,135.1       67,135.1          50,935.8        50,935.8

               Liabilities:
                 Investment contracts                           (16,977.7)     (16,428.6)        (15,468.7)      (15,158.6)
                 Policy reserves on life insurance contracts     (4,883.9)      (4,607.9)         (3,914.0)       (3,768.9)
                 Liabilities related to separate accounts       (67,135.1)     (66,318.7)        (50,935.8)      (49,926.5)

               Derivative financial instruments:
                 Interest rate swaps hedging assets                   4.3            4.3               -               -
                 Interest rate swaps hedging liabilities              -            (24.2)              -               -
                 Foreign currency swaps                             (11.8)         (11.8)              -               -
                 Futures contracts                                    1.3            1.3              (1.3)           (1.3)

(8)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $216.2 million extending into 2000 were outstanding as of December 31, 1999. The Company also had $28.0 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1999.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. At December 31, 1999, NLIC's credit risk from these derivative financial instruments was $6.1 million.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 23% (22% in 1998) in any geographic area and no more than 2% (2% in 1998) with any one borrower as of December 31, 1999. As of December 31, 1999, 39% (42% in 1998) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Reinsurance: The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $143.6 million and $187.9 million as of December 31, 1999 and 1998, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

(9)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 1999, 1998 and 1997 were $(8.3) million, $2.0 million and $7.5 million, respectively. The Company has recorded a prepaid pension asset of $13.3 million and $5.0 million as of December 31, 1999 and 1998, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1999 and 1998 was $49.6 million and $40.1 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1999, 1998 and 1997 was $4.9 million, $4.1 million and $3.0 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1999 and 1998 follows:

                                                                         Pension Benefits        Postretirement Benefits
                                                                        ------------------       -----------------------
              (in millions)                                               1999       1998         1999            1998
              --------------------------------------------------------- --------   --------      -------         -------
              Change in benefit obligation:
              Benefit obligation at beginning of year                   $2,185.0   $2,033.8      $ 270.1         $ 237.9
              Service cost                                                  80.0       87.6         14.2             9.8
              Interest cost                                                109.9      123.4         17.6            15.4
              Actuarial (gain) loss                                        (95.0)     123.2        (64.4)           15.6
              Plan settlement in 1999/curtailment in 1998                 (396.1)    (107.2)          --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.6)
              Acquired companies                                              --         --         13.3              --
                                                                        --------   --------      -------         -------
              Benefit obligation at end of year                          1,811.4    2,185.0        239.8           270.1
                                                                        --------   --------      -------         -------
              Change in plan assets:
              Fair value of plan assets at beginning of year             2,541.9    2,212.9         77.9            69.2
              Actual return on plan assets                                 161.8      300.7          3.5             5.0
              Employer contribution                                         12.4      104.1         20.9            12.1
              Plan settlement                                             (396.1)        --           --              --
              Benefits paid                                                (72.4)     (75.8)       (11.0)           (8.4)
                                                                        --------   --------      -------         -------
              Fair value of plan assets at end of year                   2,247.6    2,541.9         91.3            77.9
                                                                        --------   --------      -------         -------

              Funded status                                                436.2      356.9       (148.5)         (192.2)
              Unrecognized prior service cost                               28.2       31.5           --              --
              Unrecognized net (gains) losses                             (402.0)    (345.7)       (46.7)           16.0
              Unrecognized net (asset) obligation at transition             (7.7)     (11.0)         1.1             1.3
                                                                        --------   --------      -------         -------
              Prepaid (accrued) benefit cost                            $   54.7   $   31.7      $(194.1)        $(174.9)
                                                                        ========   ========      =======         =======

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                    Pension Benefits        Postretirement Benefits
                                                                    ----------------        -----------------------
                                                                    1999        1998         1999             1998
                                                                    ----        ----        -------          ------

              Weighted average discount rate                        7.00%       5.50%        7.80%            6.65%
              Rate of increase in future compensation levels        5.25%       3.75%          --               --
              Assumed health care cost trend rate:
                    Initial rate                                      --          --        15.00%           15.00%
                    Ultimate rate                                     --          --         5.50%            8.00%
                    Uniform declining period                          --          --        5 Years         15 Years

         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1999, 1998 and 1997 follows:

              (in millions)                                                              1999       1998          1997
              --------------------------------------------------------------------------------   -----------   ------------
              Service cost (benefits earned during the period)                         $  80.0      $  87.6      $   77.3
              Interest cost on projected benefit obligation                              109.9        123.4         118.6
              Expected return on plan assets                                            (160.3)      (159.0)       (139.0)
              Recognized gains                                                            (9.1)        (3.8)           --
              Amortization of prior service cost                                           3.2          3.2           3.2
              Amortization of unrecognized transition obligation (asset)                  (1.4)         4.2           4.2
                                                                                       -------      -------      --------
                                                                                       $  22.3      $  55.6      $   64.3
                                                                                       =======      =======      ========

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide Insurance and employees of WSC ended participation in the plan. A curtailment gain of $67.1 million resulted (consisting of a $107.2 million reduction in the projected benefit obligation, net of the write-off of the $40.1 million remaining unamortized transition obligation related to WSC). During 1999, the plan transferred assets to settle its obligation related to WSC employees . A settlement gain of $32.9 million was recognized.

         Basis for measurements, net periodic pension cost for the pension plan:

                                                                           1999          1998          1997
                                                                          ------        -----         -----
             Weighted average discount rate                               6.08%         6.00%         6.50%
             Rate of increase in future compensation levels               4.33%         4.25%         4.75%
             Expected long-term rate of return on plan assets             7.33%         7.25%         7.25%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1999, 1998 and 1997 was as follows:

             (in millions)                                                              1999          1998          1997
                                                                                         -------   -----------   -----------
             Service cost (benefits attributed to employee service during the year)      $14.2         $ 9.8         $ 7.0
             Interest cost on accumulated postretirement benefit obligation               17.6          15.4          14.0
             Actual return on plan assets                                                 (3.5)         (5.0)         (3.6)
             Amortization of unrecognized transition obligation of affiliates              0.6           0.2           0.2
             Net amortization and deferral                                                (1.8)          1.2          (0.5)
                                                                                         -----         -----         -----
                                                                                         $27.1         $21.6         $17.1
                                                                                         =====         =====         =====

         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 1999, 1998 and 1997 were as follows:


                                                               1999      1998       1997
                                                             -------    ------     ------

               Discount rate                                 6.65%      6.70%      7.25%
               Long term rate of return on plan
                   assets, net of tax                        7.15%      5.83%      5.89%
               Assumed health care cost trend rate:
                   Initial rate                             15.00%     12.00%     11.00%
                   Ultimate rate                             5.50%      6.00%      6.00%
                   Uniform declining period                 5 Years   12 Years   12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1999 and have no impact on the NPPBC for the year ended December 31, 1999.

(10) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 1999, 1998 and 1997 was $1.35 billion, $1.32 billion and $1.13 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1999, 1998 and 1997 was $276.2 million, $171.0 million and $111.7 million, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1999 $40.2 million of dividends could be paid by NLIC without prior approval.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     Transactions With Affiliates

         During second quarter 1999 the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to year to date net income.

         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 1999, 1998 and 1997 were $193.0 million, $216.9 million, and $315.3 million, respectively, while benefits, claims and expenses ceded were $216.9 million, $259.3 million, and $326.6 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 1999, 1998 and 1997, the Company made payments to NMIC and Nationwide Services Company totaling $124.1 million, $95.0 million, and $85.8 million, respectively. In addition, the Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1999, 1998 and 1997, the Company made lease payments to NMIC and its subsidiaries of $9.9 million, $8.0 million and $8.4 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $411.7 million and $248.4 million as of December 31, 1999 and 1998, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         As part of certain restructuring activities that occurred prior to the March 1997 IPO, the Company paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELOW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, the Company paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1999 were $56.0 million, $60.0 million and $66.1 million, respectively.

(12)     Bank Lines of Credit

         NFS, NLIC and NMIC are parties to a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by any party. NFS, NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. As of December 31, 1999 the Company had no amounts outstanding under the agreement.

(13)     Contingencies

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(14)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         The Variable Annuities segment consists of annuity contracts that provide the customer with access to a wide range of investment options, tax-deferred accumulation of savings, asset protection in the event of an untimely death, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate fixed for a prescribed period, tax-deferred accumulation of savings, and flexible payout options including a lump sum, systematic withdrawal or a stream of payments for life. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, revenues and expenses of its investment advisor subsidiary, revenues and expenses related to group annuity contracts sold to Nationwide Insurance employee and agent benefit plans and all realized gains and losses on investments in a Corporate and Other segment.

         During 1999 the Company revised the allocation of net investment income among its Life Insurance and Corporate and Other segments. Also, certain amounts previously reported as other income were reclassified to operating expense. Amounts reported for prior periods have been restated to reflect these changes.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1999, 1998 and 1997.

                                                  Variable      Fixed        Life      Corporate
         (in millions)                            Annuities    Annuities   Insurance   and Other      Total
         ------------------------------------     ---------    ---------   ---------   ---------    ---------
         1999:
         Net investment income (1)                $   (41.5)   $ 1,134.5    $  253.1    $  174.7    $ 1,520.8
         Other operating revenue                      668.2         43.4       393.0        77.8      1,182.4
                                                  ---------    ---------    --------    --------    ---------
            Total operating revenue (2)               626.7      1,177.9       646.1       252.5      2,703.2
                                                  ---------    ---------    --------    --------    ---------
         Interest credited to policyholder
            account balances                             --        837.5       130.5       128.3      1,096.3
         Amortization of deferred policy
            acquisition costs                         162.8         49.7        60.1          --        272.6
         Other benefits and expenses                  173.6        113.5       334.7        94.4        716.2
                                                  ---------    ---------    --------    --------    ---------
            Total expenses                            336.4      1,000.7       525.3       222.7      2,085.1
                                                  ---------    ---------    --------    --------    ---------
         Operating income before
            federal income tax                        290.3        177.2       120.8        29.8        618.1
         Realized losses on investments                  --           --          --       (11.6)       (11.6)
                                                  ---------    ---------    --------    --------    ---------
         Consolidated income before
            federal tax expense                   $   290.3    $   177.2    $  120.8    $   18.2    $   606.5
                                                  =========    =========    ========    ========    =========
         Assets as of year end                    $62,599.7    $17,134.8    $6,616.7    $6,324.7    $92,675.9
                                                  =========    =========    ========    ========    =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                         (a wholly owned subsidiary of
                      Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                    Variable           Fixed            Life         Corporate
         (in millions)                              Annuities         Annuities       Insurance       and Other         Total
         ------------------------------------       ---------         ---------       ---------       ---------       ---------
         1998:
         Net investment income (1)                  $   (31.3)        $ 1,116.6        $  225.6        $  170.7        $ 1,481.6
         Other operating revenue                        532.9              35.7           318.5            78.6            965.7
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 501.6           1,152.3           544.1           249.3          2,447.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             828.6           115.4           125.0          1,069.0
         Amortization of deferred policy
            acquisition costs                           123.9              44.2            46.4              --            214.5
         Other benefits and expenses                    159.3             104.2           293.5            78.1            635.1
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              283.2             977.0           455.3           203.1          1,918.6
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 218.4             175.3            88.8            46.2            528.7
         Realized gains on investments                     --                --              --            28.4             28.4
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   218.4         $   175.3        $   88.8        $   74.6        $   557.1
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $47,668.7         $15,215.7        $5,187.6        $6,270.1        $74,342.1
                                                    =========         =========        ========        ========        =========

         1997:
         Net investment income (1)                  $   (26.8)        $ 1,098.2        $  184.9        $  152.9        $ 1,409.2
         Other operating revenue                        413.9              43.2           283.4            56.6            797.1
                                                    ---------         ---------        --------        --------        ---------
            Total operating revenue (2)                 387.1           1,141.4           468.3           209.5          2,206.3
                                                    ---------         ---------        --------        --------        ---------
         Interest credited to policyholder
            account balances                               --             823.4            78.5           114.7          1,016.6
         Amortization of deferred policy
            acquisition costs                            87.8              39.8            39.6              --            167.2
         Benefits and expenses                          148.4             108.7           283.5            63.1            603.7
                                                    ---------         ---------        --------        --------        ---------
            Total expenses                              236.2             971.9           401.6           177.8          1,787.5
                                                    ---------         ---------        --------        --------        ---------
         Operating income before federal
             income tax                                 150.9             169.5            66.7            31.7            418.8
         Realized gains on investments                     --              --                --            11.1             11.1
                                                    ---------         ---------        --------        --------        ---------
         Consolidated income before
            federal tax expense                     $   150.9         $   169.5        $   66.7        $   42.8        $   429.9
                                                    =========         =========        ========        ========        =========
         Assets as of year end                      $35,278.7         $14,436.3        $3,901.4        $6,174.3        $59,790.7
                                                    =========         =========        ========        ========        =========

----------
        (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.
        (2)  Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

                           PART II - OTHER INFORMATION

CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment to Form S-6 Registration Statement comprises the following papers and documents:

      -  The facing sheet.

      -  Cross-reference to items required by Form N-8B-2.


      -  The prospectus consisting of 126 pages.


      -  Representations and Undertakings.

      -  Signatures.

      -  Independent Auditors' Consent

The following exhibits required by Forms N-8B-2 and S-6:


1.   Power of Attorney dated April 5, 2000.            Attached hereto.


2.   Resolution of the Depositor's Board of            Filed previously in connection with Securities and Exchange
     Directors authorizing the establishment of        Commission File No. 333-31725 and is hereby incorporated by
     the Registrant, adopted                           reference.


3.   Distribution Contracts                            Attached hereto.


4.   Form of Security                                  Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

5.   Articles of Incorporation of Depositor            Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-27133 and is hereby incorporated by reference.

6.   Application form of Security                      Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

7.   Opinion of Counsel                                Filed previously in connection with Securities and Exchange
                                                       Commission File No. 333-31725 and is hereby incorporated by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and Nationwide hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and Nationwide elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the policies described in the prospectus. The policies have been designed in a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by Nationwide under the policies. Naitionwide represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the policies. Actuarial memoranda demonstrating the reasonableness of these charges are maintained by Nationwide, and will be made available to the Securities and Exchange Commission (the "SEC") on request.

(c) Nationwide has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the SEC on request a memorandum setting forth the basis for this representation.

(d) Nationwide represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of Nationwide, formulate and approve any plan under Rule 12b-1 to finance distribution expenses.

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the SEC such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

(f) The fees and charges deducted under the policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT



The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account-4:





We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the Prospectus.



                                                                        KPMG LLP


Columbus, Ohio

April 28, 2000

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant, Nationwide VLI Separate Account-4 certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 28th day of April, 2000.


                                                                   NATIONWIDE VLI SEPARATE ACCOUNT-4
                                                     ----------------------------------------------------------------
                                                                             (Registrant)
(Seal)                                                              NATIONWIDE LIFE INSURANCE COMPANY
                                                     ----------------------------------------------------------------
                      Attest:                                                  (Depositor)


By:          /s/ GLENN W. SODEN                      By: /s/ STEVEN SAVINI, ESQ.
----------------------------------------------       ----------------------------------------------------------------
                  Glenn W. Soden                                              Steven Savini, Esq.
                Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 28th day of April, 2000.

               SIGNATURE                                 TITLE
LEWIS J. ALPHIN                                        Director
----------------------------------------
Lewis J. Alphin
A. I. BELL                                             Director
----------------------------------------
A. I. Bell
KENNETH D. DAVIS                                       Director
----------------------------------------
Kenneth D. Davis
KEITH W. ECKEL                                         Director
----------------------------------------
Keith W. Eckel
Willard J. Engel                                       Director
----------------------------------------
Willard J. Engel
Fred C. Finney                                         Director
----------------------------------------
Fred C. Finney
Joseph J. Gasper                             President and Chief Operating
----------------------------------------
Joseph J. Gasper                                 Officer and Director
Dimon R. MCFerson                            Chairman and Chief Executive
----------------------------------------
Dimon R. McFerson                                Officer and Director
David O. Miller                                Chairman of the Board and
----------------------------------------
David O. Miller                                        Director
Yvonne L. Montgomery                                   Director
----------------------------------------
Yvonne L. Montgomery
Robert A. Oakley                          Executive Vice President and Chief
----------------------------------------
Robert A. Oakley                                   Financial Officer
Ralph m. paige                                         Director
----------------------------------------
Ralph M. Paige
James F. Patterson                                     Director
----------------------------------------
James F. Patterson
Arden L. Shisler                                       Director                 By /s/ STEVEN SAVINI, ESQ.
----------------------------------------                                        --------------------------------------
Arden L. Shisler                                                                         Steven Savini, Esq.
Robert L. Stewart                                      Director                           Attorney-in-Fact
----------------------------------------
Robert L. Stewart
Nancy C. Thomas                                        Director
----------------------------------------
Nancy C. Thomas